As filed with the Securities and Exchange Commission on April 29, 1999


                            Registration No. 33-83928

            --------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (X)
                      PRE-EFFECTIVE AMENDMENT NO. _____ ( )

                       POST-EFFECTIVE AMENDMENT NO. 7 (X)


                                     and/or


                          REGISTRATION STATEMENT UNDER THE INVESTMENT
                                      COMPANY ACT OF 1940
                                      Amendment No. 7 (X)


                                (Check appropriate box or boxes)
                       --------------------------------------------------

                                 RETIREMENT PLAN SERIES ACCOUNT
                                   (Exact name of Registrant)
                          GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                                      (Name of Depositor)
                                     8515 East Orchard Road
                                   Englewood, Colorado 80111
                (Address of Depositor's Principal Executive Officers) (Zip Code)

                       Depositor's Telephone Number, including Area Code:
                                         (800) 537-2033

                                      William T. McCallum
                          Great-West Life & Annuity Insurance Company
                             President and Chief Executive Officer
                                     8515 East Orchard Road
                                   Englewood, Colorado 80111
                            (Name and Address of Agent for Service)

                                            Copy to:
                                     James F. Jorden, Esq.
                      Jorden Burt Boros Cicchetti Berenson & Johnson, LLP
                       1025 Thomas Jefferson Street, N.W., Suite 400 East
                                  Washington, D.C. 20007-0805

         It  is  proposed  that  this  filing  will  become   effective   (check
appropriate space):


                  Immediately upon filing pursuant to paragraph (b) of Rule 485. __X__ On April 30, 1999, pursuant to paragraph (b) of Rule 485.

                           60 days after filing pursuant to paragraph (a)(1) of Rule 485. _____ On ____________, pursuant to paragraph (a)(1) of Rule
         485.  _____ 75 days after filing  pursuant to paragraph  (a)(2) of Rule
         485.

         _____    On ____________, pursuant to paragraph (a)(2) of Rule 485.

         If appropriate, check the following:

         _____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                  RETIREMENT PLAN SERIES ACCOUNT


                                       Cross Reference Sheet
                                  Showing Location in Prospectus
                              and Statement of Additional Information
                                      As Required by Form N-4

FORM N-4 ITEM                                                                   PROSPECTUS CAPTION

1.       Cover Page.............................................................Cover Page

2        Definitions............................................................Definitions

3.       Synopsis...............................................................Overview; Fee Table; Key Features

4.       Condensed Financial Information........................................Appendix A

5.       General Description of
           Registrant, Depositor and
           Portfolio Companies..................................................Great-West Life & Annuity
                                                                                Insurance Company; The Series
                                                                                Account; Investments of the Series
                                                                                Account; Voting Rights

6.       Deductions ............................................................Fee Table; Key Features-Charges
                                                                                and Deductions Under the
                                                                                Contracts; Distribution of the
                                                                                Contracts

7.       General Description of
           Variable Annuity Contracts ..........................................The Contracts; Investments of the
                                                                                Series Account; Statement of
                                                                                Additional Information

8.       Annuity Period.........................................................Annuity Options





9.       Death Benefit..........................................................Death Benefit; Annuity Options

10.      Purchases and Contract Value...........................................Overview; The Contracts; The
                                                                                Contracts-Purchase of Contracts;
                                                                                Distribution of the Contracts

11.      Redemptions............................................................The Contracts; The
                                                                                Contracts-Surrender and Partial
                                                                                Withdrawal; Key
                                                                                Features-Surrendering Your
                                                                                Contract or Making Partial
                                                                                Withdrawals

12.      Taxes..................................................................Federal Tax Consequences

13.      .......................................................................Legal ProceedingsLegal Proceedings

14.      .......................................................................Table of Contents of Statement of
     Additional Information.....................................................Statement of Additional

     Information





                                                                        STATEMENT OF ADDITIONAL
FORM N-4 ITEM                                                           INFORMATION CAPTION


15.      Cover Page.............................................................Cover Page

16.      Table of Contents......................................................Table of Contents

17.      General Information and
           History..............................................................Not Applicable

18.      Services...............................................................Custodian and Accountants

19.      Purchase of Securities
           Being Offered........................................................Not Applicable

20.      Underwriters...........................................................Underwriter

21.      Calculation of
           Performance Data.....................................................Calculation of Performance Data

22.      Annuity Payments.......................................................Not Applicable

23.      Financial Statements...................................................Financial Statements

                              RETIREMENT PLAN SERIES ACCOUNT
                                            of
                        Great-West Life & Annuity Insurance Company
                  INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY CONTRACTS
                                      Distributed by
                                One Orchard Equities, Inc.
                                         Issued by
                        Great-West Life & Annuity Insurance Company
                     8515 East Orchard Road, Englewood, Colorado 80111
                                      (800) 338-4015
================================================================================


Overview
This prospectus describes individual flexible premium variable annuity contracts (the "Contracts") designed for Individual Retirement Annuity programs ("IRA Programs"). The Contracts provide an annuity insurance contract whose value is based on the investment performance of Investment Divisions that you select. The Contracts can be purchased only in connection with IRA Programs; depending on your state of residence, there are generally three ways you can purchase a
Contract:

o with rollover proceeds from qualified plans, such as 401(k) plans, o with rollover proceeds from other eligible rollover sources, or o with earned income.

If you purchase a Contract, your spouse may also purchase a Contract for his or her IRA Program.

Who Should Invest
You should consider purchasing the Contract if you are seeking an investment for your IRA Program that offers a wide range of investment and payment options enabling you to design a retirement plan that meets your objectives and needs.

Allocating Your Investment
You can allocate your Contributions among 14 Investment Divisions of Retirement Plan Series Account (the "Series Account"). Each Investment Division invests in one of 14 corresponding portfolios of the Maxim Series Fund, Inc. (the "Fund"). You can also allocate your money to certain options where you can earn a fixed rate of return. Your interest in a fixed option is not considered a security and is not subject to registration with or review by the Securities and Exchange Commission.

Annuity Payment Options
The Contract offers you a variety of annuity payment options. You can select from options that provide for fixed or variable payments or a combination of both. Under a variable annuity payment option, your annuity payments will continue to reflect the investment experience of the Investment Divisions you select. Annuity payments can be guaranteed for your lifetime and/or your spouse's lifetime or for a specified period of time, depending on your needs and circumstances.


This prospectus is accompanied by a current prospectus for the Fund. This prospectus presents important information you should read before purchasing a Contract. Please read it carefully and retain it for future reference. You can find more detailed information pertaining to the Contract in the Statement of Additional Information dated May 1, 1999, which has been filed with the Securities and Exchange Commission. The Statement of Additional Information is incorporated by reference into this prospectus, which means that it is legally a part of this prospectus. It may be obtained without charge by contacting Great-West Life & Annuity Insurance Company ("we," "GWL&A" or "Great-West") at the address or telephone number set forth above. Or, you can obtain it by visiting the Securities and Exchange Commission's web site at www.sec.gov.


   These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


                   The date of this prospectus is May 1, 1999.

Table of Contents

Definitions                                                                                               4
Key Features                                                                                              6
Fee Table                                                                                                 8
Eligible Fund Annual Expenses                                                                             9
Examples.                                                                                        10
Condensed Financial Information                                                                           13
Great-West Life & Annuity Insurance Company                                                      14
The Series Account                                                                                        14
Eligible Funds                                                                                            14
Advisers.                                                                                                 16
Reinvestment and Redemption                                                                               16
Investments of the Series Account                                                                         16
The Contracts                                                                                             17
Charges and Deductions                                                                                    19
Death Benefit                                                                                             21
Annuity Options                                                                                           22
Periodic Payment Options                                                                                  24
Federal Tax Consequences                                                                         25
Performance Related Information                                                                           28
Voting Rights                                                                                             30
Distribution of the Contracts                                                                             31
Amendment of Contracts                                                                                    31
Ownership                                                                                                 31
State Regulation                                                                                          31
Reports                                                                                                   31
Year 2000                                                                                                 31
Rights Reserved by Great-West                                                                             31
Adding and Discontinuing Investment Options                                                      31
Substitution of Investments                                                                               32
Legal Matters                                                                                             32
Registration Statement                                                                                    32
Statement of Additional Information                                                              32

Definitions

Accumulation Period
The period between the effective date of your Contract and the Annuity Commencement Date. During this period, you are making Contributions to the Contract.

Accumulation Unit
An accounting measure we use to determine your Variable Account Value during the Accumulation Period.

Administrative Offices
The Administrative Offices of GWL&A are located at 8505 East Orchard Road, Englewood, Colorado 80111.

Annuitant
The person upon whose life the payment of an annuity is based and who will receive annuity payments. The Annuitant must be the Contract Owner.

Annuity Account
An account established by us in your name that reflects all of your activity under a Contract.

Annuity Commencement Date
The date annuity payments begin under an Annuity Option.

Annuity Period
The period following the Accumulation Period that begins on the Annuity Commencement Date.

Annuity Unit
An accounting measure we use to determine the dollar value of each variable annuity payment after the first payment.

Contribution(s)
Amounts you pay to purchase a Contract.

Contract
An agreement between GWL&A and the Contract Owner (which includes the purchase application) providing the terms of the variable annuity offered by this prospectus.

Contract Owner
The person to whom a Contract is issued; sometimes referred to as "you" or "your" in this Prospectus.

Contract Value
The sum of your Variable Account Value and your Guaranteed Account Value, less any withdrawals, deductions for charges, and any applicable Premium Tax.

Eligible Fund
A mutual fund in which an Investment Division invests all of its assets. Each Eligible Fund is a portfolio of the Maxim Series Fund, Inc.

Fixed Annuity
An annuity with payments which remain fixed throughout the Annuity Period and which do not reflect the investment experience of the Series Account.

Fixed Option
An option that pays a fixed rate of return to which you can allocate Contributions or Transfers. Your interest in a fixed option is not a security and is not subject to supervision by the Securities and Exchange Commission.

Guaranteed Account Value
The sum of the values of your Guaranteed Sub-Accounts.

Guaranteed Interest Rate
A minimum interest rate applicable to a Fixed Option. It is presently equal to an annual effective rate of 3.00%.

Guaranteed Sub-Account
An account we maintain that reflects the values credited to you from a specific Fixed Option.

Investment Division
The Series Account is divided into Investment Divisions, one for each Eligible Fund. Each Investment Division invests all of its assets in one Eligible Fund. You select one or more Investment Divisions to which you allocate Contract Value. Contract Value you allocate to an Investment Division will reflect the investment performance of the corresponding Eligible Fund.

Premium Tax
The amount of tax, if any, charged by a state or other governmental authority.

Request
Any request, either written, by telephone or computerized, which is in a form satisfactory to GWL&A and received by GWL&A at its Administrative Offices.

Series Account
The segregated investment account established by GWL&A to provide funding options for the Contract. It is registered as a unit investment trust under the Investment Company Act of 1940.

Transfer
When you move your Contract Value between and among the Investment Divisions and/or the Fixed Options.

Valuation Date

A date on which we calculate the value of the Investment Divisions. This calculation is made as the close of business of the New York Stock Exchange (generally 4:00 p.m. ET) on each day that the New York Stock Exchange is open for trading. Contributions and Requests received after 4:00 p.m. EST/EDT will be considered to have been received on the next business day. On the day after Thanksgiving, however, you can only submit transactions by automated voice response unit or fully automated computer link. The day after Thanksgiving is a Valuation Date.


Valuation Period
The period between the end of two successive Valuation Dates.

Variable Annuity
An annuity providing for payments, the amount of which will vary with the performance of the Investment Divisions that you select.

Variable Account Value
The total value of your Variable Sub-Account(s).

Variable Sub-Account
An account we maintain that reflects the value credited to you from a specific Investment Division.

Key Features
Following are some of the key features of the Contract. These topics are discussed in more detail throughout this prospectus so please be sure to read through it carefully.

Purpose of the Contracts
The Contracts are designed to be an investment for IRA Programs. Depending on your state of residence, there are generally three ways you can purchase a
Contract:

o........with  rollover  proceeds from qualified plans,  such as 401(k) plans, o with rollover proceeds from other eligible rollover sources, or o with earned income.

The Contracts may also be purchased for IRA Programs for spouses of Contract Owners.

What is the Minimum Contribution The minimum initial investment is:
o........Nothing if it is made with eligible rollover proceeds

o $250 if it is made from earned income derived from non-retirement plan sources

The minimum ongoing contribution is:
o        Nothing if it is made with eligible rollover proceeds

o $250 if it is made from earned income derived from non-retirement plan sources

Allocation of Contributions
You may allocate your Contributions to the Investment Divisions of the Series Account or to a Fixed Option, or a combination of both. The value of your Contract that is allocated to the Investment Divisions will depend upon the investment performance of those divisions. Each Investment Division invests in a corresponding Eligible Fund. You can change your allocation instructions at any time by Request.

Surrendering Your Contract or Making Partial Withdrawals
You can surrender your entire Contract or make a partial withdrawal at any time before the Annuity Commencement Date. If you request a partial withdrawal less than 30 days before the Annuity Commencement Date, we may delay the Annuity Commencement Date for up to 30 days. Upon a surrender or partial withdrawal, a penalty tax may be assessed. Please see "Federal Tax Consequences."

Transfers
You may Transfer your Contract Value among the Investment Divisions and/or the Fixed Options at any time before the Annuity Commencement Date.

Annuity Options

The Contracts provide several annuity payment options. You can select from options that provide for fixed or variable payments or a combination of both. Under a variable payment option your annuity payments will reflect the performance of the Investment Divisions that you select. You must elect an annuity option(s) at least 30 days before your Annuity Commencement Date. If you do not make an election within this time frame, annuity payments will begin automatically on the Annuity Commencement Date under an option providing for a life annuity with 120 monthly payments certain.


Free Look Period

During the free look period, you may cancel your Contract within 20 days (or longer where required by law) of receiving it. You may cancel it for any reason by delivering or mailing it along with a Request to cancel to our Administrative Offices and we will refund to you the sum of the Contributions you have made less withdrawals.


A Wide Range of Investment Choices
You may allocate some or all of your Contributions to 14 Investment Divisions of the Series Account. Each Investment Division invests in shares of one Eligible Fund. Each Eligible Fund is a separate mutual fund that has distinct investment objectives and policies. You can obtain a more complete description of the Eligible Funds in the accompanying prospectus for the Fund, which you should read carefully before allocating to an Investment Division. We reserve the right to add or delete Investment Divisions at our discretion.

Charges and Deductions under the Contract
You will pay certain charges under the Contract. These charges may include:

o........An annual Contract Maintenance Charge

o An administrative fee if you surrender your Contract or make a partial withdrawal within the first twelve months

o        A mortality and expense risk charge
o        A Premium Tax

In addition, you indirectly pay the management fees and other expenses of an Eligible Fund when you allocate your money to the corresponding Investment Division.

Fee Table
The purpose of this table and the examples that follow is to assist you in understanding the various costs and expenses that you will bear directly or indirectly when investing in the Contract. The table and examples reflect expenses related to the Contracts and the Eligible Funds.

Contract Owner Transaction Expenses
Sales load imposed on purchases                                                                  None
Deferred sales load                                                                              None
Distribution fees                                                                                None
Exchange fee                                                                                     None
Administrative fee if your Contract is surrendered during first 12 months                        $50
Administrative fee if your make a partial withdrawal during first 12 months                      $25
Contract Maintenance Charge                                                                      $30*

* You will be charged a Contract Maintenance Charge of $30 if your Contract Value is less than $5,000 on December 31. We will assess this fee only if your Contract was issued on or after July 8, 1998, and the assessment of the fee has been approved by the insurance regulatory authorities of your state.

Annual Expenses of the Investment Divisions (as a percentage of average Variable Account Value) The only expense of the Investment Divisions of the Series Account is our deduction of a Mortality and Expense Risk Charge. The amount of this charge that applies to your Contract will be based on the following schedule:


           -------------------------------- -----------------------------
           Mortality & Expense Risk Charge         Contract Value
           -------------------------------- -----------------------------
                        0.75%                      $0 - $9,999.99
           -------------------------------- -----------------------------
           -------------------------------- -----------------------------
                        0.50%                   $10,000 - $24,999.99
           -------------------------------- -----------------------------
           -------------------------------- -----------------------------
                        0.25%                   $25,000 - $49,999.99
           -------------------------------- -----------------------------
           -------------------------------- -----------------------------
                        0.00%                   $50,000 and greater
           -------------------------------- -----------------------------

The mortality and expense charge for the first calendar year of your Contract will be based on your initial Contribution. Thereafter, the amount of the charge will be based on your Contract Value on December 31 of each year. You may wish to monitor your Contract Value closely to ensure that you take advantage of the lowest possible charge.

Eligible Fund Annual Expenses

(as a percentage of average daily net assets, before any applicable fee waivers or expense reimbursements)


          Portfolio                   Management Fees              Other Expenses           Total Maxim Series Fund
                                                                                                Annual Expenses


Maxim Money Market Portfolio               0.46%                        None                         0.46%

Maxim Investment Grade

Corporate Bond Portfolio                   0.60%                        None                         0.60%


Maxim Stock Index Portfolio                0.60%                        None                         0.60%

Maxim U.S. Government
Mortgage Securities Portfolio

                                           0.60%                        None                         0.60%


Maxim Small-Cap Index                      0.60%                        None                         0.60%
Portfolio

Maxim Growth Index Portfolio               0.60%                        None                         0.60%

Maxim Short-Term Maturity

Bond Portfolio                             0.60%                        None                         0.60%


Maxim Founders Blue Chip                   1.00%                        0.15%                        1.15%
Portfolio

Maxim Value Index Portfolio                0.60%                        None                         0.60%

Maxim Ariel Small-Cap Value                1.00%                        0.27%                       1.27%*
Portfolio

Maxim Foreign Equity Portfolio             1.00%                        0.31%                       1.31%*

Maxim Loomis Sayles Small-Cap
Value Portfolio                            1.00%                        0.10%                        1.10%

Maxim Loomis Sayles Corporate              0.90%                        None                         0.90%
Bond Portfolio

Maxim T. Rowe Price MidCap                 1.00%                        0.05%                        1.05%
Growth Portfolio

* When taking voluntary reimbursements and waivers into account the fees of the Maxim Ariel Small-Cap Value Portfolio were 1.26% and the Maxim Foreign Equity Portfolio were 1.30%.

Examples

If you surrender your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:


  Investment Division            1 Year                  3 Year                 5 Year                 10 Year


Maxim Money Market               $54.81                  $15.83                 $28.95                 $73.06
Investment Division

Maxim Investment Grade           $56.26                  $20.59                 $37.60                 $94.57
Corporate Bond
Investment Division

Maxim Stock Index                $56.26                  $20.59                 $37.60                 $94.57
Investment Division

Maxim U.S. Government            $56.26                  $20.59                 $37.60                 $94.57
Mortgage Securities
Investment Division

Maxim Small-Cap Index            $56.26                  $20.59                 $37.60                 $94.57
Investment Division

Maxim Growth Index               $56.26                  $20.59                 $37.60                 $94.57
Investment Division

Maxim Short-Term                 $56.26                  $20.59                 $37.60                 $94.57
Maturity Bond
Investment Division

Maxim Founders Blue              $61.94                  $39.03                 $70.91                 $175.98
Chip Investment Division

Small-CapMaxim Value             $56.26                  $20.59                 $37.60                 $94.57
Index Investment
Division

Maxim Ariel Small-Cap            $63.06                  $42.67                 $77.45                 $191.69
Value Investment
Division

Maxim Foreign Equity             $63.47                  $43.99                 $79.81                 $197.35
Investment Division

Maxim Loomis Sayles              $61.53                  $37.70                 $68.53                 $170.23
Small-Cap Value
Investment Division

Maxim Loomis Sayles              $59.36                  $30.70                 $55.91                 $139.58
Corporate Bond
Investment Division

Maxim T. Rowe Price              $60.91                  $35.71                 $64.94                 $161.54
MidCap Growth
Investment Division


Examples (Cont.) If you do not surrender your Contract, or if you annuitize at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:


  Investment Division            1 Year                  3 Year                 5 Year                 10 Year


Maxim Money Market                $4.81                  $15.83                 $28.95                 $73.06
Investment Division

Maxim Investment Grade            $6.26                  $20.59                 $37.60                 $94.57
Corporate Bond
Investment Division

Maxim Stock Index                 $6.26                  $20.59                 $37.60                 $94.57
Investment Division

Maxim U.S. Government             $6.26                  $20.59                 $37.60                 $94.57
Mortgage Securities
Investment Division

Maxim Small-Cap Index             $6.26                  $20.59                 $37.60                 $94.57
Investment Division

Maxim Growth Index                $6.26                  $20.59                 $37.60                 $94.57
Investment Division

Maxim Short-Term                  $6.26                  $20.59                 $37.60                 $94.57
Maturity Bond
Investment Division

Maxim Founders Blue              $11.94                  $39.03                 $70.91                 $175.98
Chip Investment Division
Short-Term Maturity
Bond Investment Division


Maxim Value Index                 $6.26                  $20.59                 $37.60                 $94.57
Investment Division

Maxim Ariel Small-Cap            $13.06                  $42.67                 $77.45                 $191.69
Value Investment
Division

Maxim Foreign Equity             $13.47                  $43.99                 $79.81                 $197.35
Investment Division

Maxim Loomis Sayles              $11.53                  $37.70                 $68.53                 $170.23
Small-Cap Value
Investment Division

Maxim Loomis Sayles               $9.36                  $30.70                 $55.91                 $139.58
Corporate Bond
Investment Division

Maxim T. Rowe Price              $10.91                  $35.71                 $64.94                 $161.54
MidCap Growth
Investment Division

These examples, including the assumed rate of return, should not be considered a representation of past or future expenses or performance. They show the highest level of mortality and expense risk charges that you might pay. The tables do not reflect the imposition of the Contract Maintenance Charge. Actual expenses and performance achieved may be more or less than those shown.

39

           32

Condensed Financial Information Attached as Appendix A is a table showing selected information concerning Accumulation Units for each Investment Division. An Accumulation Unit is the unit of measure that we use to calculate the value of your interest in an Investment Division. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your Annuity Account Value, such as the Contract Maintenance Charge. The information in the table is included in the Series Account's financial statements, which have been audited by Deloitte & Touche LLP, independent auditors. To obtain a fuller picture of each Investment Division's finances and performance, you should also review the Series Account's financial statements, which are contained in the Statement of Additional Information.

Great-West Life & Annuity Insurance Company GWL&A is a stock life insurance company originally organized under the laws of the state of Kansas as the National Interment Association. Its name was changed to Ranger
National Life Insurance Company in 1963 and to Insuramerica Corporation prior to changing to its current name in 1982. In September of 1990, GWL&A redomesticated and is now organized under the laws of the state of Colorado.

GWL&A is authorized to engage in the sale of life insurance, accident and health insurance and annuities. It is qualified to do business in the District of Columbia, Puerto Rico, the U.S. Virgin Islands, Guam and 49 states in the United States.

GWL&A is an indirect, wholly-owned subsidiary of The Great-West Life Assurance Company ("Great-West Life"). Great-West Life is a subsidiary of Great-West Lifeco Inc., a holding company. Great-West Lifeco Inc. is in turn a subsidiary of Power Financial Corporation, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation. Mr. Paul Desmarais, through a group of private holding companies, which he controls, has voting control of Power Corporation of Canada.

GWL&A is the issuer of the Contracts and it has primary responsibility for their administration.

The Series Account We organized the Series Account under Colorado law on January 25, 1994. The Series Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. However, this registration does not involve supervision of the management or investment practices or polices of the Series Account or GWL&A by the Securities and Exchange Commission.

We own the assets of the Series Account. The income, gains or losses, realized or unrealized, from assets allocated to an Investment Division are credited to or charged against that Investment Division without regard to the other income gains or losses of any other Investment Division and without regard to any other business GWL&A may conduct.

We will at all time maintain assets in the Series Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Series Account. Those assets may not be charged with our liabilities from our other business. Our obligations under those Contracts are, however, our general corporate obligations.

The Series Account is divided into 14 Investment Divisions. Each Investment Division invests exclusively in shares of a corresponding Eligible Fund. We may in the future add new Investment Divisions or delete existing ones. The income, gains or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to or charged against that Sub-Account without regard to the other income, gains or losses of the other Sub-Accounts. All amounts allocated to an Investment Division will be invested in the corresponding Eligible Fund.

We hold the assets of the Series Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the portfolios.

We do not guarantee the investment performance of the Investment Divisions. Your Variable Account Value and the amount of variable annuity payments depend on the investment performance of the Eligible Funds. Therefore, Contract Owners bear the full investment risk for all Contributions allocated to the Investment Divisions.

The Series Account currently has 14 Investment Divisions available for allocation of Contributions. Each Investment Division invests exclusively in shares of one Eligible Fund. If we decide to make additional Investment Divisions available in the future, we may or may not make them available to existing Contract Owners, based on our assessment of marketing needs and conditions.

Eligible Funds The Contract offers a number of investment options, corresponding to the Investment Divisions. Each Investment Division invests in a single Eligible Fund. Each Eligible Fund is a separate mutual fund having its own objectives and investment policies. Each Eligible Fund is a separate mutual fund that is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. This registration does not involve supervision of the Eligible Funds by the Securities and Exchange Commission. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Eligible Funds. The prospectuses should be read in connection with this prospectus. You may obtain a copy of the Eligible Fund prospectuses without charge by Request.


Some of the Eligible Funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the Eligible Funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the Eligible Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding Eligible Funds may differ substantially.


The income, gains and losses of one Eligible Fund generally have no effect on the investment performance of any other portfolio.

The Eligible Funds include the following:


o........The  Maxim  Money  Market  Portfolio  seeks as high a level of  current income as is consistent with the preservation of capital and liquidity. Investment in the Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio.

o........The Maxim  Investment  Grade Corporate Bond Portfolio seeks the highest possible current income within the confines of the primary goal of insuring the protection of capital by investing primarily in investment grade corporate debt securities and in debt securities issued by the U.S. Government and its agencies.

o........The Maxim Stock Index Portfolio seeks investment results that track the total return of the common stocks that comprise Standard & Poor's (S&P) 500 Composite Stock Price Index and the S&P Mid-Cap Index, weighted according to their respective pro-rata shares of the market.

o........The  Maxim U.S.  Government  Mortgage  Securities  Portfolio  seeks the highest level of return consistent with preservation of capital and substantial credit protection by investing in mortgage-related securities issued or guaranteed by an agency or instrumentality of the U.S. Government, other U.S. agency and instrumentality obligations, and in U.S. Treasury obligations.

o........The Maxim Small-Cap Index Portfolio seeks investment results that track the total return of the common stocks that comprise the S&P Small-Cap 600 Stock Index.1

o........The Maxim Value Index Portfolio seeks investment results that track the total return of the common stocks that comprise the Russell 1000 Value Index.2

o........The Maxim Growth Index  Portfolio seeks  investment  results that track the total return of the common stocks that comprise the Russell 1000 Growth Index.

o........The  Maxim Ariel  Small-Cap  Value  Portfolio  seeks long term  capital appreciation, by investing primarily in small-cap common stocks. This portfolio will emphasize small companies that are believed to be undervalued.

o........The Maxim Foreign  Equity  Portfolio  seeks total return from long-term growth of capital and dividend income by investing its assets primarily in international equity securities which are predominantly common stocks and may also include any types of equity securities.


o The Maxim Loomis Sayles Small-Cap Value Portfolio seeks long-term capital growth. This portfolio seeks to build a core small-cap portfolio of solid growth companies' stock with a small emphasis on companies that have experienced significant business problems but which are believed to have favorable prospects for recovery.

o........The  Maxim Loomis  Sayles  Corporate  Bond  Portfolio  seeks high total investment return through a combination of current income and capital preservation. This portfolio will invest at least 65% of its total assets in corporate debt securities of any maturity. It may also invest up to 20% of its total assets in preferred stocks or foreign securities and up to 35% in below investment grade quality securities.


o........The Maxim  Short-Term  Maturity Bond Portfolio  seeks  preservation  of capital, liquidity and maximum total return through investment in an actively managed portfolio of debt securities.

o........The  Maxim  Founders  Blue Chip  Portfolio  seeks  long-term  growth of capital and income. This portfolio invests primarily in common stocks of large, well established, stable and mature companies, commonly known as "Blue Chip" companies.

o........The  Maxim T.  Rowe  Price  MidCap  Growth  Portfolio  seeks  long-term appreciation. This portfolio will invest primarily in a diversified portfolio of mid-cap companies emphasizing companies whose earnings are expected to grow at a faster rate than the average mid-cap company.

--------
1 Standard & Poor's Small-Cap 600 Stock Index is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the Fund and GWL&A. The portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of using this index. 2 The Frank Russell Company is not a sponsor of, or in any other way affiliated with, the Eligible Funds.

Where to Find More Information about the Portfolios Additional information about the Eligible Funds can be found in the current prospectus for the Maxim Series Fund, Inc., which can be obtained from us.

Advisers Investment Adviser The investment adviser (the "Investment Adviser") for the Fund is GW Capital Management LLC, 8515 East Orchard Road, Englewood, Colorado 80111. The Investment Adviser is an affiliate of GWL&A.

Sub-Advisers
Ariel Capital
Management Inc.

("Ariel"), located at 307 N. Michigan Avenue, Chicago, Illinois 60601, is responsible for the day-to-day management of the Maxim Ariel Small-Cap Value Portfolio and for making decisions to buy, sell or hold any particular security.

Loomis, Sayles & Company, Inc. ("Loomis Sayles"), located at One Financial Center, Boston, Massachusetts 02111, is responsible for the day-to-day management of the Maxim Loomis Sayles Small-Cap Value, Maxim Foreign Equity and Maxim Loomis Sayles Corporate Bond Portfolios.


Founders Asset
Management, LLC

("Founders"), located at 2930 East Third Avenue, Denver, Colorado, 80206, is responsible for the day-to-day management of the Maxim Founders Blue Chip Portfolio.

T. Rowe Price Associates, Inc. ("T. Rowe Price"), located at 100 East Pratt Street, Baltimore, Maryland, 21202, is responsible for the day-to-day management of the Maxim T. Rowe Price MidCap Growth Portfolio.


Reinvestment and Redemption All dividend and capital gains distributions made by an Eligible Fund will be automatically reinvested in shares of that portfolio. We will redeem portfolio shares at their net asset values to the extent necessary to make annuity or other payments under the variable portion of your Contract.

Investments of the Series Account Shares of the Fund are also sold to the following:

o........the  FutureFunds  Series  Account and Maxim Series  Account,  which are separate accounts established by GWL&A to receive and invest premiums paid under variable annuity contracts issued by GWL&A,
o the TNE Series (k) Account of Metropolitan Life Insurance Company to fund benefits under variable annuity contracts,

o the Pinnacle Series Account of GWL&A to fund variable life insurance policies, and

o other separate accounts of GWL&A, its affiliates and other insurance companies.

It is possible that, in the future, it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Fund at the same time. Although disadvantages are not currently foreseen, the Board of Directors of the Fund intends to monitor events in order to identify any material conflicts between variable life insurance policyowners and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. Such action could include the sale of the Fund's shares by one or more of GWL&A's separate accounts which could have adverse consequences. For example, material conflicts could result from changes in state insurance laws, changes in Federal income tax laws, changes in the investment management of any portfolio of the Fund, or differences in voting instructions between those given by policyowners and those given by contract owners.

Meeting investment objectives depends on various factors, including, but not limited to, how well the portfolio managers anticipate changing economic and market conditions. There is no guarantee that any of the Eligible Funds will achieve their stated objectives.

The Contracts Application and Initial Contribution The first step to purchasing a Contract is to fill out your application and forward it to our Administrative Offices along with your initial Contribution. Depending on your state of residence, there are generally three ways you can purchase a Contract:

o........with rollover proceeds from qualified plans, such as 401(k) plans,

o with rollover proceeds from other eligible rollover sources, or o with earned income.

The Contract may also be purchased for an IRA Program for your spouse.

There is no minimum initial Contribution if you purchase the Contract with eligible rollover proceeds. Otherwise, the minimum initial amount needed to purchase the Contract is $250.

If your application is complete, your Contract will be issued and your initial Contribution will be credited within two business days of receipt at our Administrative Offices. Acceptance is subject to sufficient information in a form acceptable to us. We reserve the right to reject any application or Contribution.

If your application is incomplete, we will contact you by telephone to obtain the required information. If we are able to complete your application within five business days of our receipt of your incomplete application, we will credit your initial Contribution within two business days of the application's completion. If we cannot complete your application within five business days after we receive it, we will immediately return your application and initial Contribution. If you provide consent, we will retain your initial Contribution and credit it as soon as we have completed your application.


Free Look Period During the free look period, you may cancel your Contract within twenty days (or longer where required by law) after you receive it.
During the free look period, all Contributions you have instructed us to allocate to the Investment Divisions will be allocated pursuant to your instructions.


During the free look period, you may change the Investment Divisions in which you would like to invest as well as your allocation percentages. Any changes you make during the free look period will take effect after the free look period has expired.


Any returned Contracts will be void from the date we issued the Contract to you. The sum of any Contributions you have made, less withdrawals, will be refunded to you. Any investment gains or losses arising during this period shall accrue to or be borne by us.


If you exercise the free look privilege, you must return the Contract to us at our Administrative Offices. To cancel a Contract we must receive it personally or postmarked by the expiration of the free look period.

Subsequent Contributions Once your application is complete and we have received your initial Contribution, you can make subsequent Contributions at any time prior to the Annuity Commencement Date or the date you begin receiving payments under a periodic payment option. There is no minimum Contribution amount if Contributions are being made with eligible rollover proceeds. Otherwise, the minimum ongoing Contribution amount is $250.

Contract Value Before the Annuity Commencement Date, your Contract Value is the sum of your Variable and Guaranteed Sub-Accounts.

Before your Annuity Commencement Date, your Variable Account Value is the total dollar amount of all Accumulation Units credited to you from each Investment Division in which you have invested money. When you allocate Contributions or make Transfers to an Investment Division, we credit you with Accumulation Units of that Division. We determine the number of Accumulation Units credited to you by dividing the amount of your Contribution or Transfer by the Investment Division's Accumulation Unit value on the Valuation Date your Contribution is received or Transfer is processed.

We determine each Investment Division's Accumulation Unit value on each Valuation Date as of the close of the New York Stock Exchange (generally 4:00 p.m. ET). We multiply the Division's Accumulation Unit value on the immediately preceding Valuation Date by the Division's Net Investment Factor to arrive at the current Valuation Date's Accumulation Unit value. Each Investment Division's Accumulation Unit value is expected to change on a daily basis due to, among other things, the investment experience of the Eligible Fund in which the Division invests and the deduction of the Mortality and Expense Risk Charge. We use the Net Investment Factor to determine the amount of this change, if any. The formula we use to calculate the Net Investment Factor is described in Appendix B. On any given Valuation Date, an Investment Division's Net Investment Factor may be greater than one, less than one or zero. This means that an Investment Division's Accumulation Unit value on that Valuation Date may increase, decrease or remain unchanged.

Transfers At any time before the Annuity Commencement Date, you can transfer all or a portion of your Contract Value among and between the Investment Divisions and/or the Fixed Option by Request. Transfer Requests can only be made by the Contract Owner. A Transfer generally will be effective on the date the Request is received if received before 4:00 p.m. ET, unless your Request designates some later date. A Transfer Request we receive after 4:00 p.m. ET will be considered received on the next following Valuation Date. If we receive a Transfer Request within 30 days of the Annuity Commencement Date, we may delay the Annuity Commencement Date by not more than 30 days. Additional Transfer conditions apply to Transfers involving the Fixed Options, as more fully described in your Contract.

You can make Transfer Requests by telephone if you have completed and sent to us a Telephone Request Form. The Form may be obtained by contacting our Administrative Offices. Telephone Transfers completed before 4:00 p.m. EST/EDT will be made on that day at that day's unit values. Calls completed after 4:00 p.m. EST/EDT will be made on the next Valuation Date, at that day's unit values. We will use reasonable procedures to confirm that instructions communicated by telephone are genuine such as:

o    requiring  some  form  of  personal   identification  prior  to  acting  on
     instructions,

o    providing written confirmation of the transaction, and/or

o    tape recording the instructions given by telephone.

If we follow these procedures, we will not be liable for my loses due to unauthorized or fraudulent telephone instructions. We reserve the right to suspend telephone privileges at anytime, for some or all Contracts, and for any reason.

Cash Withdrawals You may withdraw all or part of your Contract Value at any time before the date annuity payments begin by submitting a written withdrawal
Request to our Administrative Offices. The amount payable to you if you surrender your Contract is your Contract Value as determined on the Valuation Date we receive your Request. If you surrender your Contract, that is, make a withdrawal of your entire Contract Value, all rights under the Contract will terminate. You should know that you can apply amounts payable upon surrender to an annuity payment option instead of taking a lump sum.

If you request a partial withdrawal, your Contract Value will be reduced by the dollar amount withdrawn. Partial withdrawals are unlimited. You must specify the Investment Divisions or Fixed Options from which the withdrawal is to be made. If we receive your request for a partial withdrawal less then 30 days before your Annuity Commencement Date, we may, at our option, delay the Annuity Commencement Date for up to 30 days. You should know that you may have to pay Premium Tax upon making a surrender or partial withdrawal.

Amounts payable to you upon a surrender or partial withdrawal attributable to your Variable Account will be paid within seven days of our receipt of your Request. However, we may postpone payment of these amounts for any longer period as permitted by the Securities and Exchange Commission.

If you surrender your Contract during the first twelve months after you purchased it, we will assess a $50.00 administrative fee. Similarly, if you make a partial withdrawal during that first twelve months, we will assess a $25.00 administrative fee. In addition, you may be required to pay taxes on amounts you receive from a surrender or partial withdrawal, including a 10% penalty tax.

Please refer to your Contract for additional restrictions that may apply to withdrawals involving your Guaranteed Account.

Charges and Deductions Contract Maintenance Charge We deduct $30 from your Contract Value if your Contract Value is less than $5,000 on December 31 of any year. We will assess this fee only if your Contract was issued on or after July 8, 1998, and the assessment of the fee has been approved by the insurance regulatory authorities of your state of residence. We assess this charge during the second quarter after December 31 on which your Contract Value was less than $5,000.

Sales Charge We do not impose any sales charges.

Administrative Fee We impose a $50 charge if you surrender your Contract during the first 12 months after it was issued to you. We do not assess this charge, however, if you cancel your Contract during the free look period. We impose a $25 charge if you make a partial withdrawal during the first 12 months after the Contract was issued to you.

Premium Taxes The applicable Premium Tax rates that states and other governmental entities impose currently range from 0% to 3.5% and are subject to change. These Premium Taxes will depend, among other things, on the state of residence of the Contract Owner and the insurance tax laws and status of GWL&A in these states when the Premium Taxes are incurred.

We presently make no deduction from Contributions for Premium Taxes; however, we reserve the right to make such deductions from Contributions, the Contract Value upon the annuity date, and surrender or partial withdrawal amounts or periodic payment amounts.

Mortality and Expense Risk Charge We deduct from each Investment Division's Accumulation Unit value an amount, computed daily, a mortality and expense risk charge which is equal to an annual rate as described below. This charge is intended to compensate us for the mortality and expense risks we assume under the Contracts.

The level of the mortality and expense risk charge applicable to your Contract during the first calendar year will be based upon your initial Contribution, in accordance with the schedule set forth below. The amount of this charge in subsequent calendar years will be based upon your Contract Value as of December 31 of the previous calendar year, in accordance with the schedule.

  ------------------------------ --------------------------------
        M & E Risk Charge                Contract Value
  ------------------------------ --------------------------------
  ------------------------------ --------------------------------
              0.75%                    From $0 - 9,999.99
  ------------------------------ --------------------------------
  ------------------------------ --------------------------------
              0.50%                 From $10,000 - 24,999.99
  ------------------------------ --------------------------------
  ------------------------------ --------------------------------
              0.25%                 From $25,000 - 49,999.99
  ------------------------------ --------------------------------
  ------------------------------ --------------------------------
              0.00%                 From $50,000 and greater
  ------------------------------ --------------------------------

Since we determine the level of the mortality and expense risk charge based on your December 31 Contract Value, you should monitor your Contract Value closely to ensure that, to the extent possible, you are taking advantage of the lowest possible level of the charge. Each level of this charge is guaranteed and will not be increased.

Portfolio Expenses
Your Variable Account Value reflects the value of portfolio shares and, therefore, the fees and expenses paid by the portfolio. A complete description of the fees, expenses and deductions from the portfolios is found in the accompanying prospectus for the Fund.

Death Benefit
We will pay a death benefit to your beneficiary upon our receipt of proof of your death if your death occurs before the Annuity Commencement Date. The death benefit, if any, will be your Contract Value as of the date of your death.

If you die after the Annuity Commencement Date, the remaining portion of your interest will continue to be distributed at least as quickly as under the method of distribution being used before your death.

If you die before the Annuity Commencement Date, we will complete distribution of your entire interest within five years of your date of death, except to the extent that you make an election to receive distributions in accordance with one of the following:

o If your interest is payable to a designated beneficiary, then your whole interest may be distributed over the life or life expectancy of that beneficiary or over a period not extending beyond the life expectancy of the beneficiary beginning not later than one year after your date of death.

o If the only designated beneficiary is your surviving spouse, the date distributions are required to begin under the above cannot be earlier than the later of (1) December 31 of the year right after the year in which you died or (2) December 31 of the year in which you would have reached age 70 1/2.

If the designated beneficiary is your surviving spouse, your spouse may treat the Contract as his or her own IRA. This election will be considered to have been made if your surviving spouse makes a regular IRA contribution to the Contract, makes a rollover to or from such Contract, or fails to choose any of the above provisions.

We compute life expectancy by using the expected return multiples in Tables V and VI of section 1.72-9 of the Income Tax Regulations. For purposes of distributions that begin after your death, life expectancies will be recalculated annually, unless your surviving spouse elects otherwise by the time distributions are required to begin. Such an election will be irrevocable by your surviving spouse and will apply to all subsequent years. In the case of any other designated beneficiary, life expectancies will be calculated using the attained age of that beneficiary in the year in which distributions are required to begin under this section. In that case, payments for any subsequent calendar year will be calculated based on such life expectancy decreased by one for each year which has passed since the year life expectancy was first calculated.

Distributions under this section are considered to have begun if they are made on account of you reaching your required beginning date or if, before your required beginning date, distributions irrevocably begin to you over a period allowed and in an annuity form acceptable under section 1.401(a)(9) of the Income Tax Regulations.

You may designate or change a beneficiary by filing a Request with GWL&A at its Administrative Offices. Each change of beneficiary that you make revokes any previous designation. Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:

o if there is more than one primary surviving beneficiary, your Contract Value will be shared equally among them,

o    if any primary  beneficiary  dies before you, that  beneficiary's  interest
     will  pass  to  any  other   named   surviving   primary   beneficiary   or
     beneficiaries, to be shared equally,

o if there is no surviving primary beneficiary, your Contract Value will pass to any surviving contingent beneficiary, and if more than one contingent beneficiary, will be shared equally among them,

o if no beneficiary survives you, your Contract Value will pass to your estate, or

o if the designation of the beneficiary was not adequately made, your Contract Value will pass to your estate.

Annuity Options
You can choose an Annuity Commencement Date and the form of annuity payments ("Annuity Options") at any time during the Accumulation Period. The Annuity Commencement Date you elect generally must, to avoid the imposition of an excise tax, not be later than April 1 of the year right after the year in which you attain age 70 1/2 without regard to your actual retirement date or termination of employment date. It is your responsibility to file the necessary Request with GWL&A.

You may postpone or accelerate your Annuity Commencement Date, or change any of your Annuity Option elections, by sending a Request to our Administrative Offices up to 30 days before the existing Annuity Commencement Date. If any Annuity Commencement Date you have elected would be less than 30 days from the date your Request is received, we may delay the date you have elected, but not by more than 30 days.

The Contract provides for the Annuity Options described below, as well as other Annuity Options that we may choose to make available in the future. Except as otherwise noted, the Annuity Options provide for payments on a variable, fixed or combination basis. You may elect more than one Annuity Option. If you do not elect an Annuity Option, your Contract automatically provides for a variable life annuity (with respect to the variable portion of your Contract) and/or a fixed life annuity (with respect to the fixed portion of your Contract) with 120 monthly payments guaranteed.

The level of annuity payments under the following options is based on the option selected and, depending on the option chosen, such factors as the age at which payments begin and the frequency and duration of payments.

o        Option No. 1:  Fixed Life Annuity

This option provides an annuity payable monthly during the lifetime of the Annuitant. It would be possible under this option for the Annuitant to receive no annuity payment if he/she died before the date of the first annuity payment, one annuity payment if the Annuitant died before the second annuity payment, etc.

o Option No. 2: Fixed Life  Annuity  with  Payments  Guaranteed  for  Designated
Periods

This option provides monthly payments during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. Under this option, there is a guarantee that if, at the death of the Annuitant, payments have been made for less than the designated period, the beneficiary will receive payments for the rest of the period. The designated period may be 5, 10, 15, or 20 years.

o Option No. 3: Joint and One-Half Survivor (available only as fixed dollar payments)

This option provides an annuity payable during the joint lifetime of the Annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor. After the death of the annuitant, and while only the designated second person is alive, the amount payable will be one-half of the amount paid while both were living. It would be possible under this option for the annuitant and the beneficiary to receive no annuity payment if both persons died prior to the date of the first annuity payment, one annuity payment if both persons died before the second annuity payment, etc.

o Option No. 4: Income of Specified Amount (available only as fixed dollar payments)

Under this option, the amount of the periodic benefit may be paid in equal annual, semiannual, quarterly, or monthly installments in the dollar amount elected, provided that the annuity payment period is not less than 36 months nor more than 240 months.

o Option No. 5: Income for Specified Period (available only as fixed dollar payments)

Under this option, payments are paid annually, semi-annually, quarterly or monthly, as elected, for a selected period of not less than 36 months nor more than 240 months.

o        Option No. 6:  Fixed Life Annuity with Installment Refund Period

Under this payment option, monthly payments will be paid for the life of the Annuitant or until the sum of the payments made equals the amount applied, whichever is greater. This option may not be available in all states or under your Contract.

Variable Annuity Payments
Variable annuity payments will be determined on the basis of:

o        the Variable Account Value prior to the Annuity Commencement Date;

o        the annuity tables contained in the Contract which reflect your age;

o        the type of annuity option(s) selected; and

o  the   investment   performance  of  the  Eligible  Funds  after  the  Annuity
Commencement Date.

You receive the value of a fixed number of Annuity Units each month.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Variable Sub-Account on which variable annuity payments are based. We calculate the number of Annuity Units for each Variable Sub-Account by dividing the amount of the first monthly payment by the value of an Annuity Unit on the fifth Valuation Period before the Annuity Commencement Date in each Variable Sub-Account selected. Although the number of Annuity Units is fixed by this process, the value of the units will vary with the performance of the Eligible Fund.

The dollar amount of the first monthly variable annuity payment is determined by applying the total value of the Accumulation Units credited to the Contract Value on the fifth Valuation Period before the Annuity Commencement Date to the annuity tables contained in the Contract. Amounts shown in the tables are based on the 1983 Table (a) for Individual Annuity Valuation with an assumed investment return at the rate of 3.0% per annum. The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of value accumulated under the Variable Account Value. These annuity tables vary according to the form of annuity selected and according to your age at the Annuity Commencement Date.

The 3.0% interest rate stated above is the measuring point for subsequent annuity payments. If the actual Net Investment Factor (annualized) exceeds 3.0%, the payment will increase at a rate equal to the amount of this excess. However, if the actual rate is less than 3.0%, annuity payments will decrease. If the assumed rate of interest were to be increased, annuity payments would start at a higher level but would increase more slowly or decrease more rapidly.

The amount of subsequent payments is determined by multiplying the number of Annuity Units to be paid by the appropriate Annuity Unit value on the fifth Valuation Period before the date the payment is due. The Annuity Unit value at the end of any Valuation Period is determined by multiplying the Annuity Unit value for the immediately preceding Valuation Period by the product of:

o the Net Investment Factor of the Variable Sub-Account for the Valuation Period for which the Annuity Unit is being determined, and

o a factor of .999932 to neutralize the assumed investment return of 3.0% per year used in the annuity table.

The value of the Annuity Units is determined as of a Valuation Period five days before the payment in order to allow the calculation of the amount of annuity payments and the mailing of checks before their due date.

Fixed Annuity Payments
The guaranteed level of fixed annuity payments will be determined on the basis of:

o        the Guaranteed Account Value before the Annuity Commencement Date,

o      the annuity tables contained in the Contract which reflect your age, and

o        the type of annuity option(s) elected.

The payment amount may be greater, however, if we are using a more favorable table on your Annuity Commencement Date.

Combination Variable and Fixed Annuity Payments
If an election is made to receive annuity payments on a combination variable and fixed basis, the Variable Account Value will be applied to the variable annuity option elected and the Guaranteed Account Value will be applied to the fixed annuity option.

Proof of Age and Survival
We may require proof of age and survival from any payee if payments depend on that payee's age or survival.

Frequency and Amount of Annuity Payments
Variable annuity payments will be paid as monthly installments. Fixed annuity payments will be paid annually, semiannually, quarterly or monthly, as requested. However, if any payment to be made under any annuity option will be less than $100 we may make the payments in the most frequent interval which produces a payment of at least $100. If the net amount available to apply under any Annuity Option is less than $2,000, we may pay it in one lump sum. The maximum amount that may be applied under an Annuity Option without the prior written consent of GWL&A is $1,000,000.00.

Periodic Payment Options
We offer two distribution options that are not considered Annuity options: The Estate Maximizer Option ("EMO") and the Flexible Payment Option ("FPO"). These options are available to any Contract Owner, but with respect to the EMO, you must be at least age 70 1/2.

Since EMO and FPO are not Annuity options, your Contract remains in the Accumulation Period and retains all rights and flexibility described in this prospectus. When we make payments to you under these options, the value of Accumulation Units canceled will be withdrawn in the same order that the Contributions were applied to your Contract and on a pro rata basis; that is, proportioned across the Investment Divisions to which you have allocated your Contributions.

Distributions from a periodic payment option before age 59 1/2 may be subject to an early withdrawal penalty under the Internal Revenue Code. Distributions after age 59 1/2 will not be subject to penalties as long as payments are substantially level and are paid over a period of not less than five years.

All payments made to you when you reach age 70 1/2 from any periodic payment option must comply with the Internal Revenue Code's minimum distribution regulations.

We reserve the right to discontinue the availability of these distribution options and to change the terms for future elections.

Once you elect an option, you may revoke it at any time by submitting a Request to our Administrative Offices. Any revocation you make will apply only to the amounts that have not yet been paid. Once you revoke an EMO or FPO, you may not elect it again.

If any periodic payment will be less than $100, we may make the payments in the most frequent interval which produces a payment of at least $100.

FPO is different from EMO in the following ways:

o FPO payments are made for a fixed dollar amount or a fixed time period whereas EMO payments vary in dollar amount and can continue indefinitely during your lifetime, and

o generally, FPO payments will be higher than expected EMO payments.

You should carefully assess your future income needs when considering the election of these distribution options.

Estate Maximizer Option ("EMO")
We will calculate and distribute an annual amount using the method contained in the Internal Revenue Code's minimum distribution regulations. You specify the initial distribution date. Subsequent distributions will be made on the 15th of any month (or the next Valuation Date if the 15th is not a Valuation Date) or another date we may designate or allow. The annual distribution is determined by dividing your Contract Value by a life expectancy factor from tables designated by the Internal Revenue Service. The factor will be based on either your life expectancy or the joint life expectancy of you and your spouse and will be redetermined for each year's distribution. The Contract Value to be used in this calculation is your Contract Value on the December 31 before the year in which the EMO payment is being made. This calculation will be changed, if necessary, to conform to changes in the Internal Revenue Code or applicable regulations.

Flexible Payment Option ("FPO")
FPO payments are available on a monthly, quarterly, semiannual or annual basis. You specify the initial distribution date. Subsequent distributions will be made on the 15th of any month (or the next Valuation Date if the 15th is not a Valuation Date) or another date we may designate or allow.

You may elect one of two methods of distribution for payments from Variable Sub-Accounts:

o Specified Payment - payments of a designated dollar amount. The dollar amount chosen must be greater than or equal to the minimum distribution amount allowed by the Internal Revenue Code and applicable regulations. Your Contract Value on December 31 before the year for which the payment is being made will be used in this calculation. Payments will stop on the earlier of:

o        the date the amount you elected to be paid has been reduced to zero, or

o        your Contract Value is zero.

o Specified Period - payments for a designated time period. The annual distribution amount must be greater than or equal to the minimum distribution amount required by the Internal Revenue Code and applicable regulations. Each annual distribution is determined by dividing your Contract Value by the number of years remaining in the elected period. Your Contract Value on December 31 before the year for which the payment is being made will be used in this calculation. For payments made more often than annually, the annual payment result (calculated above) is divided by the number of payments due each year. The specified period must be at least three years, but not greater than the Annuitant's life expectancy factor. Payments will stop on the earlier of:

o        the date the amount you elected to be paid has been reduced to zero, or

o        your Contract Value is zero.

For purposes of determining the amount to be distributed under each of these distribution methods, life expectancy will be recalculated annually based on
Section 401(a)(9) of the Internal Revenue Code or applicable regulations.

Federal Tax Consequences
The ultimate effect of federal income taxes on your Contract Value, on annuity payments and on the economic benefit to you, the beneficiary or other payee depends on GWL&A's tax status, and upon the tax and employment status of the individual concerned. The discussion which follows is general in nature and is not intended as tax advice. No representation is made regarding the likelihood of the continuation of present federal income tax law or of the current interpretations of the Internal Revenue Service. No discussion of state or other tax laws is provided. FOR FURTHER INFORMATION, CONSULT A QUALIFIED TAX ADVISER.

Taxation of GWL&A
GWL&A is taxed on its insurance business in the United States as a life insurance company in accordance with Part I of Subchapter L of the Internal Revenue Code. The Series Account is taxed as a part of GWL&A; not as a "regulated investment company" under Part I of Subchapter M of the Code. Investment income and realized capital gains on the assets of the Series Account are reinvested and are taken into account in determining the Contract Value. Under existing federal income tax law, such amounts do not generally result in any tax to GWL&A which will be chargeable to the Contract Owner or the Series Account. GWL&A reserves the right to make a deduction from your account balance for taxes, if any, imposed with respect to such items in the future.

Individual Retirement Annuities (IRAs)
In general, set forth below are some comments concerning the federal income taxation of IRAs under Sections 72 and 408 of the Internal Revenue Code. It should be understood that the following discussion is not exhaustive, and that special rules may apply to certain situations not discussed here. You and your beneficiaries are responsible for determining that Contributions, distributions and other transactions with respect to the Contract comply with applicable laws.

To qualify as an IRA under Section 408 of the Internal Revenue Code, the Annuitant must at all times be the owner of the Contract. Your entire interest is nonforfeitable and nontransferable. Contributions may not exceed the limitations allowable under the Internal Revenue Code. You may not borrow from the Contract or pledge the annuity or any portion of it as security for a loan. If you borrow money under the Contract, including a policy loan, the Contract ceases to qualify as an IRA as of the first day of the year, and the fair market value of the Contract is includable in your gross income for the year. If you pledge any portion of the Contract as security for a loan, that portion is deemed distributed on the first day of the year in which the pledge was made and is includible in your gross income.

Generally, a Contract Owner who is a natural person is not taxed on increases (if any) in the value of the Contract until a distribution. Internal Revenue Code Section 408(d)(1) provides that distributions from IRAs, including total or partial withdrawals and annuity payments, are generally taxed for federal income tax purposes under Code Section 72. Under these rules, a portion of the distribution may be excludable from income if any nondeductible contributions were made. However, if the initial Contribution to this IRA was entirely from pre-tax contributions to a qualified plan, the entire amount distributed generally will be taxable to the Contract Owner as ordinary income in the year distributed. There is no special averaging treatment for lump sum distributions.

Rollovers
Generally, you may receive a distribution of any amount from an IRA and within 60 days roll that amount, or any part of it, over into any other IRA. Amounts properly rolled over will not be included in gross income until a distribution is taken from the new IRA. Only one rollover from a particular IRA to any other IRA may be made in any one-year period. Certain other restrictions apply.

You may receive a distribution from an IRA and within 60 days roll it over into a qualified plan, only if all the funds in the IRA are attributable to a previous rollover distribution from a qualified plan. Similarly, you may receive a distribution from an IRA and within 60 days roll it over into a plan described under Section 403(b) of the Internal Revenue Code, only if all the funds in the IRA are attributable to a previous rollover distribution from such a plan. If you mix a rollover contribution from a qualified plan with other contributions or funds from other sources, the right to roll it back into a qualified plan is forfeited.

Required Beginning Date/Minimum Distribution Requirements
Your entire interest in the Contract typically must be distributed, or begin to be distributed, by April 1 following the year in which you reach age 70 1/2. Required distributions must be made over a period not exceeding your life expectancy or the joint lives of you and your designated beneficiary. If the amount distributed does not meet the minimum distribution and incidental death benefit requirements of Internal Revenue Code Section 401(a)(9) and the regulations thereunder, a 50% penalty tax on the amount which was required to be, but was not, distributed may be imposed on you.

Premature Withdrawals
Distributions made before you reach age 59 1/2 are premature distributions and ordinarily are subject to an additional tax equal to 10% of the amount of the distributions which is includable in gross income in the tax year. However, the penalty tax will not apply to distributions that are:

o        made to a beneficiary or your estate on or after your death,

o attributable to you being disabled within the meaning of code Section 72(m)(7), or

o made as a part of a series of substantially equal periodic payments (at least annually) for your life or life expectancy or the joint lives or life expectancies of you and your designated beneficiary.

If the last exemption above applies at the time of the distribution but the series of payments is later modified or discontinued (other than because of death or disability), before you reach age 59 1/2 or, within five years of the date of the first payment, whichever is later, you are liable for the 10% penalty plus interest on all payments received before age 59 1/2. This penalty is imposed in the year the modification or discontinuance occurs.

Other exemptions may apply. For more details, consult a qualified tax adviser.

Distributions on Death of Contract Owner
If you die on or after the date annuity payments start, and before the entire interest in the Contract has been distributed, the remainder of your interest will be distributed on the same or on a more rapid schedule than that provided for in the method in effect on the date of death.

If you die before the date annuity payments start, your entire interest must generally be distributed within five years after the date of your death. If payable to a designated beneficiary, the distributions may be paid over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, so long as payments start within one year of your death. If the sole designated beneficiary is your spouse, the Contract may be continued in the name of the spouse as Contract Owner.

A surviving spouse, who is your beneficiary, may elect to treat the entire annuity as his or her own IRA regardless of whether distributions had begun to you or have begun to the surviving spouse. As the new Contract Owner, the surviving spouse may make contributions to the IRA and make rollovers from it. Such an election is deemed made if any amounts required to be distributed on your death under these rules have not been distributed or any additional amounts are contributed to the annuity.

Federal Income Tax Withholding on Distributions
Taxable   distributions  from  an  IRA  are  generally  subject  to  income  tax withholding in the following manner:

o If the distribution is in the form of an annuity or similar periodic payments, amounts are withheld as though each distribution were a payment of wages.

o In the case of any other kind of distribution, a flat 10% will be withheld, unless the recipient elects not to have the tax withheld.

Performance Related Information
From time to time, the Series Account may advertise certain performance related information concerning its Investment Divisions. Performance information about an Investment Division is based on the Investment Division's historical performance only and is not intended to indicate future performance. Below are tables of performance related information for each of the four levels of the Mortality and Expense Risk Charge that may be assessed under the Contracts. For the "Inception Date" of a particular Investment Division see the "Total Return" tables below.

---------------------------------------- -------------------------------------- --------------------------------------
          Investment Division                            Yield                             Effective Yield
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------

         Maxim Money Market a*                           3.79%                                  3.89%

---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------

         Maxim Money Market o*                           4.04%                                  4.14%

---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------

         Maxim Money Market u*                           4.29%                                  4.39%

---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------

         Maxim Money Market z*                           4.54%                                  4.64%

---------------------------------------- -------------------------------------- --------------------------------------


Yield and effective Yield for the Money Market Investment Division is for the 7-day period ended December 31, 1998. Yield calculations take into account recurring charges against the Series Account and the Money Market Portfolio. All yield and effective yield information is annualized.


The following table illustrates standardized 1Year and average annual total return as of the period ended December 31, 1998. The cumulative total return shown is non-standardized.


Total Return

---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------
     Investment Divisions a*         Date of Inception            1 Year              Cumulative Total      Average Annual Total
                                                                                   Return Since Inception  Return Since Inception
---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------
---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------

Maxim Foreign Equity                   June 23, 1995               6.84%                     9.00%                   2.46%

---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------
---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------

Maxim Small-Cap Index                  June 20, 1995              -2.36%                    49.43%                  12.02%

---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------
---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------

Maxim Growth Index                    August 9, 1995              36.24%                   132.06%                  28.10%

---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------
---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------

Maxim Loomis Sayles Small-Cap                                     -3.04%                    68.36%                  16.56%
Value                                 August 9, 1995

---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------
---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------

Maxim Stock Index                      June 20, 1995              25.82%                   126.20%                  25.96%

---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------
---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------

Maxim Ariel Small-Cap Value           August 9, 1995               7.45%                    70.13%                  16.92%

---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------
---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------

Maxim Founders Blue Chip               June 30, 1997              16.96%                    28.53%                 18.15%

---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------
---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------

Maxim Value Index                     August 9, 1995              13.60%                   101.77%                  22.94%

---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------
---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------

Maxim U.S. Government Mortgage                                     6.30%                    24.95%                   6.76%
Securities                            August 9, 1995

---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------
---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------

Maxim Investment Grade Corporate                                   6.26%                    21.84%                   5.97%
Bond                                  August 9, 1995

---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------
---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------

Maxim Loomis Sayles Corporate         August 9, 1995               2.64%                    37.49%                   9.81%
Bond

---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------
---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------

Investment Grade Corporate Bond
                                      August 9, 1995

---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------
---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------

Maxim Short-Term Maturity Bond         April 1, 1996               5.54%                    15.42%                   5.34%

---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------
---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------

Maxim Money Market                     July 5, 1995                4.35%                    16.32%                   4.41%

---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------
---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------

Maxim T. Rowe Price MidCap Growth      June 30, 1997              21.29%                    40.05%                 25.09%

---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------
---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------

Money Market                           July 5, 1995

---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------

---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------
     Investment Divisions o*         Date of Inception            1 Year              Cumulative Total      Average Annual Total
                                                                                   Return Since Inception  Return Since Inception
---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------
---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------

Maxim Foreign Equity                   July 24, 1995               7.10%                     7.05%                   1.98%

---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------
---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------

Maxim Small-Cap Index                  July 24, 1995              -2.11%                    45.77%                  11.56%

---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------
---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------

Maxim Growth Index                     July 24, 1995              36.04%                   136.64%                  28.38%

---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------
---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------

Maxim Loomis Sayles Small-Cap                                     -2.79%                    72.09%                  17.22%
Value                                 August 3, 1995

---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------
---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------

Maxim Stock Index                      July 24, 1995              26.14%                   123.33%                  26.28%

---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------
---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------

Maxim Ariel Small-Cap Value            July 24, 1995               7.72%                    74.49%                  17.54%

---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------
---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------

Maxim Founders Blue Chip               June 30, 1997              17.25%                    29.01%                 18.44%

---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------
---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------

Maxim Value Index                      July 24, 1995              13.88%                   105.19%                  23.21%

---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------
---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------

Maxim U.S. Government Mortgage                                     6.57%                    26.23%                   6.99%
Securities                             July 24, 1995

---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------
---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------

Maxim Investment Grade Corporate                                   6.53%                    23.06%                   6.20%
Bond                                   July 24, 1995

---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------
---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------

Maxim Loomis Sayles Corporate          July 24, 1995               2.90%                    39.21%                  10.07%
Bond

---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------
---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------

Investment Grade Corporate Bond
                                       July 24, 1995

---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------
---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------

Maxim Short-Term Maturity Bond        March 13, 1996               5.81%                    16.39%                   5.55%

---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------
---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------

Maxim Money Market                   November 30, 1995             4.85%                    14.85%                   4.57%

---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------
---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------

Maxim T. Rowe Price MidCap Growth      June 30, 1997              21.60%                    35.05%                 22.10%

---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------
---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------

Money Market                         November 30, 1995

---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------





---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------
     Investment Divisions u*         Date of Inception            1 Year              Cumulative Total      Average Annual Total
                                                                                   Return Since Inception  Return Since Inception
---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------
---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------

Maxim Foreign Equity                  October 3, 1995              7.37%                    11.28%                   3.33%

---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------
---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------

Maxim Small-Cap Index                September 8, 1995            -1.85%                    37.14%                   9.98%

---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------
---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------

Maxim Growth Index                   September 8, 1995            36.92%                   129.71%                  28.50%

---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------
---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------

Maxim Loomis Sayles Small-Cap                                     -2.54%                    66.47%                  17.71%
Value                                November 17, 1995

---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------
---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------

Maxim Stock Index                      July 12, 1995              26.45%                   123.48%                  26.03%

---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------
---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------

Maxim Ariel Small-Cap Value            July 12, 1995               7.99%                    73.29%                  17.13%

---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------
---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------

Maxim Founders Blue Chip               June 30, 1997              17.54%                    29.49%                 18.74%

---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------
---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------

Maxim Value Index                      July 12, 1995              14.17%                   105.62%                  23.04%

---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------
---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------

Maxim U.S. Government Mortgage                                     6.83%                    25.57%                   6.77%
Securities                             July 12, 1995

---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------
---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------

Maxim Investment Grade Corporate                                   6.80%                    21.20%                   6.01%
Bond                                September 19, 1995

---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------
---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------

Maxim Loomis Sayles Corporate       September 19, 1995             3.16%                    35.01%                   9.55%
Bond

---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------
---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------

Maxim Short Term Maturity Bond        March 11, 1995               6.07%                    17.18%                   5.79%

---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------
---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------

Maxim Money Market                   November 16, 1995             4.88%                    16.17%                   4.90%

---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------
---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------

Maxim T. Rowe Price MidCap Growth      June 30, 1997              21.90%                    34.98%                 22.06%

---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------
---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------

Money Market                         November 16, 1995

---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------

---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------
     Investment Divisions z*         Date of Inception            1 Year              Cumulative Total      Annual Total Return
                                                                                   Return Since Inception     Since Inception
---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------
---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------

Maxim Foreign Equity                  October 4, 1995              7.65%                    11.68%                   3.45%

---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------
---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------

Maxim Small-Cap Index                 August 9, 1995              -1.60%                    45.11%                  11.57%

---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------
---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------

Maxim Growth Index                     July 26, 1995              37.26%                   137.36%                  28.59%

---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------
---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------

Maxim Loomis Sayles Small-Cap                                     -2.30%                    75.04%                  17.81%
Value                                 August 3, 1995

---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------
---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------

Maxim Stock Index                     August 9, 1995              26.77%                   131.45%                  28.00%

---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------
---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------

Maxim Ariel Small-Cap Value           August 3, 1995               8.26%                    76.61%                  18.11%

---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------
---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------

Maxim Founders Blue Chip               June 30, 1997              17.83%                    29.98%                  19.04%

---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------
---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------

Maxim Value Index                     August 13, 1995             14.46%                   109.00%                  24.30%

---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------
---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------

Maxim U.S. Government Mortgage                                     7.10%                    28.68%                  18.24%
Securities                             July 26, 1995

---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------
---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------

Maxim Investment Grade Corporate                                   7.06%                    25.43%                   6.80%
Bond                                   July 26, 1995

---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------
---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------

Maxim Loomis Sayles Corporate          July 26, 1995               3.42%                    41.54%                  10.63%
Bond

---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------
---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------

Maxim Short Term Maturity Bond        August 16, 1996              6.34%                   15.61%                  6.31%

---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------
---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------

Maxim Money Market                     July 5, 1995                5.14%                   19.42%                  4.98%

---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------
---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------

Maxim T. Rowe Price MidCap Growth      June 30, 1997              22.21%                   36.19%                  22.79%

---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------
---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------

Money Market                           July 5, 1995

---------------------------------- ---------------------- ------------------------ ----------------------- -----------------------
-----------

Mortality & Expense Risk Charge       Contract Value
a* = 0.75%                            $0 - $9,999.99
o* = 0.50%                            $10,000 - $24,999.99
u* = 0.25%                            $25,000 - $49,999.99
z* = 0.00%                            $50,000 and greater

The Series Account may include performance information about the Investment Divisions in advertisements or other sales material.

When we advertise the total return of one of these Investment Divisions, it will be shown as average annual total return for one year, five years, and ten years or since its inception if the Investment Division has not been in existence for at least ten years. Average annual total return is measured by comparing the value of an investment in the Investment Division at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions). In calculating average annual total return, it is assumed that the entire value of the Investment Division will be distributed on the last day of the period. In addition to average annual total return, we may also advertise cumulative total return, year-by-year total return or total return of the Eligible Funds prior to their availability in the Series Account.

For the Money Market Investment Division, "yield" means the income generated by an investment in the Money Market Investment Division over a certain seven-day period. This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" of the Money Market Investment Division is calculated similarly but, when annualized, the income earned by an investment in the Money Market Investment Division is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

The yield and effective yield calculations for the Money Market Investment Division include all recurring charges under the Contract, and is lower than yield and effective yield of the corresponding Money Market Portfolio, which does not have comparable Contract charges. Total return for the Investment Divisions include all charges under your Contract, and likewise, is lower than total return of the corresponding Eligible Funds which have no comparable Contract charges.

For more complete information on the method used to calculate yield, effective yields, and total return of the respective Investment Divisions, see the "Statement of Additional Information."

Voting Rights To the extent required by applicable law, GWL&A will vote the shares of the Eligible Funds held by the Investment Divisions of the Series Account at regular and special meetings of shareholders of the Fund in accordance with instructions received from Contract Owners. If, however, the Investment Company Act of 1940 or any regulation should be amended, or if the present interpretation of that Act should change, or if we determine that we are allowed to vote all Eligible Fund shares in our own right, we may elect to do so.

Before the Annuity Commencement Date, you have the voting interest relating to the Eligible Fund shares attributable to your Variable Sub-Account. After annuity payments begin under a variable annuity option, the payee will have the voting interest.

The number of votes which you have the right to cast will be determined by applying your percentage interest in an Investment Division to the total number of votes attributable to that Investment Division. In determining the number of votes, fractional shares will be recognized. During the annuity payment period, the number of votes attributable to your Contract will decrease as the assets held to fund the annuity payments decrease.

Shares for which we do not receive timely instructions and shares held by us as to which Contract Owners have no beneficial interest will be voted in the same proportion as the voting instructions which have been received. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Each person having a voting interest will receive proxy materials, reports and other materials relating to the applicable underlying portfolio of the Fund.

Distribution of the Contracts One Orchard Equities, Inc. ("One Orchard"), 8515 East Orchard Road, Englewood, Colorado 80111, is the principal underwriter and the distributor of the Contracts. One Orchard is registered with the Securities and Exchange Commission under the Securities and Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Applications for the Contracts will be solicited by duly-licensed insurance agents of GWL&A who are registered with One Orchard. One Orchard is an affiliate of Great-West.

No commissions will be paid to
any person for the sale of
Contracts.

Amendment of Contracts We reserve the right to amend the Contract without the consent of any person in order to meet the requirements of the Investment Company Act of 1940 or other applicable federal or state laws or regulations, or to modify the annuity rates for future Contributions. We will notify you of any such changes.

Ownership
The Contract Owner has all rights under the Contract. By law, the assets of the Series Account are held for the exclusive benefit of the Contract Owners and their designated beneficiaries. These assets cannot be charged with liabilities that arise out of any other business we may conduct.

State Regulation As a life insurance company organized and operated under Colorado law, we are subject to provisions governing such companies and to regulation by the Colorado Commissioner of Insurance.

Our books and accounts are subject to review and examination by the Colorado Division of Insurance at all times and a full examination of our operations is conducted by the National Association of Insurance Commissioners at least once every three years.

Reports
We will furnish to you
semi-annual and annual reports concerning the operations of the Investment Divisions. In addition, you will be furnished not less frequently than annually a statement of your Contract Value.


Year 2000 We have a number of existing computer programs that use only two digits to identify a year in the date field, which creates a problem with the upcoming change in the century. We have developed detailed plans that we expect to rectify the year 2000 problem. These plans include modifying programs where necessary, replacing certain programs with year 2000 compliant software, and working with vendors and business partners, including banks, custodians and investment managers, who need to become year 2000 compliant. The resources that are being devoted to this effort are substantial. Management estimates that the total cost to implement these plans will not be material, and has budgeted the expense as part of its computer systems operating costs through the year 2000. We completed this process during the first quarter of 1999 and will conduct system testing with third parties throughout 1999. However, there can be no assurance that we will be successful, or that interaction with other service providers will not impair our services at that time.


Rights Reserved by Great-West We reserve the right to make certain changes we feel would best serve the interests of Contract Owners and Annuitants or would be appropriate in carrying out the purposes of the Contracts. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:

o To operate the Series Account in any form permitted under the Investment Company Act of 1940 or in any other form permitted by law.

o To transfer any assets in any Investment Division to another Investment Division, or to one or more separate accounts; or to add, combine or remove Investment Divisions of the Series Account.

o To substitute, for the Eligible Fund shares in any Investment Division, the shares of another Eligible Fund or shares of another investment company or any other investment permitted by law.

o To make any changes required by the Internal Revenue Code or by any other applicable law in order to continue treatment of the Contract as an annuity.

o To change the time or time of day at which a Valuation Date is deemed to have ended.

o To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including changing the way we assess charges, without increasing them for any outstanding Contract beyond the aggregate amount guaranteed.

Adding and Discontinuing Investment Options We may, upon 30 days written notice to you, direct that you may not make any future Contributions or Transfers to a particular Investment Division.

When we inform you that we are discontinuing an Investment Division to which you are allocating money, we will ask that you promptly submit alternative
allocation   instructions.   If  we  do  not  receive  your  changed  allocation
instructions, we may return all affected Contributions or allocate those Contributions as indicated in the written notice provided to you. Contributions and Transfers you make to a discontinued Investment Division before the effective date of the notice may be kept in those Investment Divisions, unless we receive an order from the Securities and Exchange Commission permitting us to substitute shares of a mutual fund for shares of the corresponding Eligible Fund.


If we decide to make new investment options available under the Contracts, in our sole discretion, we may or may not make those options available to you.


Substitution of Investments Where we determine to discontinue an Investment Division, in our sole discretion, we may substitute shares of another mutual fund for the shares of the discontinued Eligible Fund. No substitution may take place without prior approval of the Securities and Exchange Commission, and prior notice to you.

Legal Matters Certain legal matters relating to the federal securities laws have been passed upon for GWL&A by Jorden Burt Boros Cicchetti Berenson & Johnson LLP.

Registration Statement We have filed a registration statement ("Registration Statement") with the Securities and Exchange Commission under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement and exhibits thereto. Reference is made to the Registration Statement and exhibits for further information relating to us and the Contracts. Statements contained in this prospectus, as to the content of the Contracts and other legal instruments, are summaries. For a complete statement of the terms thereof, reference is made to the instruments as filed as exhibits to the Registration Statement. The Registration Statement and its exhibits may be inspected and copied at the offices of the Securities and Exchange Commission located at 450 Fifth Street, N.W., Washington, D.C.

Statement of Additional
Information The Statement of Additional Information contains more specific information and financial statements relating to the Series Account and GWL&A. The Table of Contents of the Statement of Additional Information is set forth below:

         1.     Custodian and Independent Auditors
         2.     Underwriter
         3.     Calculation of Performance Data
         4.     Financial Statements

Inquiries and requests for a Statement of Additional Information should be directed to GWL&A in writing at 8515 E. Orchard Road, Englewood, Colorado 80111, or by telephoning GWL&A at (800) 338-4015.

           Appendix A


           APPENDIX A

 Condensed Financial Information
 Selected Data for Accumulation
              Units
   Outstanding Throughout Each
             Period
 For the Years Ended December 31



  MAXIM MONEY MARKET INVESTMENT
            DIVISION+


---------------------------- ----------------------------------------------- --------------------------------------------------
                                            1998 By Category                                 1997 By Category
---------------------------- ----------------------------------------------- --------------------------------------------------
---------------------------- ----------- ----------- ---------- ------------ ------------ ----------- ----------- -------------
                                 A           O           U           Z            A           O           U            Z
---------------------------- ----------- ----------- ---------- ------------ ------------ ----------- ----------- -------------
---------------------------- ----------- ----------- ---------- ------------ ------------ ----------- ----------- -------------

Value at beginning of        $11.14      $10.93      $11.06     $11.36           $10.66      $10.47     $10.54       $10.79
period

---------------------------- ----------- ----------- ---------- ------------ ------------ ----------- ----------- -------------
---------------------------- ----------- ----------- ---------- ------------ ------------ ----------- ----------- -------------

Value at end of period       $11.63      $11.46      $11.61     $11.95           $11.14      $10.93     $11.06       $11.36


---------------------------- ----------- ----------- ---------- ------------ ------------ ----------- ----------- -------------
---------------------------- ----------- ----------- ---------- ------------ ------------ ----------- ----------- -------------

Increase (decrease) in       .49         .53         .55        .59                 .48         .46        .52          .57
value of Accumulation Units

---------------------------- ----------- ----------- ---------- ------------ ------------ ----------- ----------- -------------
---------------------------- ----------- ----------- ---------- ------------ ------------ ----------- ----------- -------------

Number of Accumulation       20,837.46   41,474.94   75,566.21  226,071.77    12,004.78   26,660.24   32,201.63   80,773.05
Units outstanding at end
of period

---------------------------- ----------- ----------- ---------- ------------ ------------ ----------- ----------- -------------
---------------------------- ----------------------------------------------- --------------------------------------------------
                                            1996 By Category                                 1995 By Category
---------------------------- ----------------------------------------------- --------------------------------------------------
---------------------------- ----------- ----------- ---------- ------------ ------------ ----------- ----------- -------------
                                 A           O           U           Z          A*(3)       O*(15)      U*(15)       Z*(3)
---------------------------- ----------- ----------- ---------- ------------ ------------ ----------- ----------- -------------
---------------------------- ----------- ----------- ---------- ------------ ------------ ----------- ----------- -------------

Value at beginning of            $10.23     $10.02     $10.05      $10.27       $10.00       $10.00      $10.00      $10.00
period

---------------------------- ----------- ----------- ---------- ------------ ------------ ----------- ----------- -------------
---------------------------- ----------- ----------- ---------- ------------ ------------ ----------- ----------- -------------

Value at end of period           $10.66     $10.47     $10.54      $10.79       $10.23       $10.02      $10.05      $10.27


---------------------------- ----------- ----------- ---------- ------------ ------------ ----------- ----------- -------------
---------------------------- ----------- ----------- ---------- ------------ ------------ ----------- ----------- -------------

Increase (decrease) in              .43        .45        .49         .52          .23          .02         .05         .27
value of Accumulation Units

---------------------------- ----------- ----------- ---------- ------------ ------------ ----------- ----------- -------------
---------------------------- ----------- ----------- ---------- ------------ ------------ ----------- ----------- -------------

Number of Accumulation        9,449.98   12,173.70   15,907.37  59,518.32     2,395.98       926.69    1,445.29   44,935.09
Units outstanding at end
of period

---------------------------- ----------- ----------- ---------- ------------ ------------ ----------- ----------- -------------




  MAXIM INVESTMENT GRADE
 CORPORATE BOND INVESTMENT
         DIVISION+


---------------------------- ----------------------------------------------- --------------------------------------------------
                                            1998 By Category                                 1997 By Category
---------------------------- ----------------------------------------------- --------------------------------------------------
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
                                 A           O           U           Z           A           O            U            Z
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------

Value at beginning of        $11.37      $11.51      $11.46      $11.66          $10.72     $10.82     $10.75        $10.91
period

---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------

Value at end of period       $12.09      $12.26      $12.24      $12.48          $11.37     $11.51     $11.46        $11.66


---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------

Increase (decrease) in       .72         .75         .78         .82                .65        .69        .71           .75
value of Accumulation Units

---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------

Number of Accumulation       8,742.38    10,556.44   19,279.56   60,223.73    6,517.10    8,451.89   8,892.12     18,942.32
Units outstanding at end
of period

---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
---------------------------- ----------------------------------------------- --------------------------------------------------
                                            1996 By Category                                 1995 By Category
---------------------------- ----------------------------------------------- --------------------------------------------------
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
                                 A           O           U           Z         A*(8)       O*(5)       U*(11)        Z*(6)
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------

Value at beginning of            $10.48     $10.55     $10.45       $10.58      $10.00      $10.00      $10.00       $10.00
period

---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------

Value at end of period           $10.72     $10.82     $10.75       $10.91      $10.48      $10.55      $10.45       $10.58

---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------

Increase (decrease) in              .24        .27        .30          .32         .48         .55         .45          .58
value of Accumulation Units

---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------

Number of Accumulation        4,019.39    5,887.41   2,497.98    14,123.28      756.56    1,298.14    2,523.64     7,411.72
Units outstanding at end
of period

---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------



     MAXIM STOCK INDEX
   INVESTMENT DIVISION+


---------------------------- ---------------------------------------------------- --------------------------------------------------
                                              1998 By Category                                    1997 By Category
---------------------------- ---------------------------------------------------- --------------------------------------------------
---------------------------- ------------ ------------ ------------ ------------- ---------- ------------- ------------ ------------
                                  A            O            U            Z            A           O             U            Z
---------------------------- ------------ ------------ ------------ ------------- ---------- ------------- ------------ ------------
---------------------------- ------------ ------------ ------------ ------------- ---------- ------------- ------------ ------------

Value at beginning of        $18.42       $18.45       $18.56       $16.69            $14.01    $14.00       $14.06        $14.11
period

---------------------------- ------------ ------------ ------------ ------------- ---------- ------------- ------------ ------------
---------------------------- ------------ ------------ ------------ ------------- ---------- ------------- ------------ ------------

Value at end of period       $23.18       $23.27       $23.48       $23.69            $18.42    $18.45       $18.56        $18.68

---------------------------- ------------ ------------ ------------ ------------- ---------- ------------- ------------ ------------
---------------------------- ------------ ------------ ------------ ------------- ---------- ------------- ------------ ------------

Increase (decrease) in       4.76         4.82         4.92         5.01                4.41      4.45         4.50          4.57
value of Accumulation Units

---------------------------- ------------ ------------ ------------ ------------- ---------- ------------- ------------ ------------
---------------------------- ------------ ------------ ------------ ------------- ---------- ------------- ------------ ------------

Number of Accumulation       57,660.73    123,326.43   138,697.83   360,224.24    53,406.89  93,690.46     101,305.87   216,413.98
Units outstanding at end
of period

---------------------------- ------------ ------------ ------------ ------------- ---------- ------------- ------------ ------------
---------------------------- ---------------------------------------------------- --------------------------------------------------
                                              1996 By Category                                    1995 By Category
---------------------------- ---------------------------------------------------- --------------------------------------------------
---------------------------- ------------ ------------ ------------ ------------- ---------- ------------- ------------ ------------
                                  A            O            U            Z          A*(1)       O*(5)         U*(4)       Z *(8)
---------------------------- ------------ ------------ ------------ ------------- ---------- ------------- ------------ ------------
---------------------------- ------------ ------------ ------------ ------------- ---------- ------------- ------------ ------------

Value at beginning of            $11.59      $11.55      $11.57        $11.58        $10.00     $10.00        $10.00       $10.00
period

---------------------------- ------------ ------------ ------------ ------------- ---------- ------------- ------------ ------------
---------------------------- ------------ ------------ ------------ ------------- ---------- ------------- ------------ ------------

Value at end of period           $14.01      $14.00      $14.06        $14.11        $11.59     $11.55        $11.57       $11.58


---------------------------- ------------ ------------ ------------ ------------- ---------- ------------- ------------ ------------
---------------------------- ------------ ------------ ------------ ------------- ---------- ------------- ------------ ------------

Increase (decrease) in             2.42        2.45        2.49          2.53          1.59       1.55          1.57         1.58
value of Accumulation Units

---------------------------- ------------ ------------ ------------ ------------- ---------- ------------- ------------ ------------
---------------------------- ------------ ------------ ------------ ------------- ---------- ------------- ------------ ------------

Number of Accumulation        30,565.13   48,278.77    50.780.90    119,929.73     4,042.63  11,673.47     18,708.73    55,122.00
Units outstanding at end
of period

---------------------------- ------------ ------------ ------------ ------------- ---------- ------------- ------------ ------------




   MAXIM U.S. GOVERNMENT
    MORTGAGE SECURITIES
   INVESTMENT DIVISION+


---------------------------- ------------------------------------------------ -------------------------------------------------
                                            1998 By Category                                  1997 By Category
---------------------------- ------------------------------------------------ -------------------------------------------------
---------------------------- ----------- ----------- ----------- ------------ ----------- ----------- ------------ ------------
                                 A           O           U            Z           A           O            U            Z
---------------------------- ----------- ----------- ----------- ------------ ----------- ----------- ------------ ------------
---------------------------- ----------- ----------- ----------- ------------ ----------- ----------- ------------ ------------

Value at beginning of        $11.67      $11.80      $11.88      $11.95           $10.82     $10.92     $10.96        $11.00
period

---------------------------- ----------- ----------- ----------- ------------ ----------- ----------- ------------ ------------
---------------------------- ----------- ----------- ----------- ------------ ----------- ----------- ------------ ------------

Value at end of period       $12.40      $12.58      $12.69      $12.81           $11.67     $11.80     $11.88        $11.95

---------------------------- ----------- ----------- ----------- ------------ ----------- ----------- ------------ ------------
---------------------------- ----------- ----------- ----------- ------------ ----------- ----------- ------------ ------------

Increase (decrease) in       .73         .78         .81         .86                 .85        .88        .92           .95
value of Accumulation Units

---------------------------- ----------- ----------- ----------- ------------ ----------- ----------- ------------ ------------
---------------------------- ----------- ----------- ----------- ------------ ----------- ----------- ------------ ------------

Number of Accumulation       14,629.83   20,647.77   33,304.47   108,890.83    8,773.99   15,501.18   17,934.40    37,775.13
Units outstanding at end
of period

---------------------------- ----------- ----------- ----------- ------------ ----------- ----------- ------------ ------------
---------------------------- ------------------------------------------------ -------------------------------------------------
                                            1996 By Category                                  1995 By Category
---------------------------- ------------------------------------------------ -------------------------------------------------
---------------------------- ----------- ----------- ----------- ------------ ----------- ----------- ------------ ------------
                                 A           O           U            Z         A*(8)       O*(5)        U*(4)        Z*(6)
---------------------------- ----------- ----------- ----------- ------------ ----------- ----------- ------------ ------------
---------------------------- ----------- ----------- ----------- ------------ ----------- ----------- ------------ ------------

Value at beginning of            $10.45     $10.52     $10.54       $10.55       $10.00      $10.00      $10.00       $10.00
period

---------------------------- ----------- ----------- ----------- ------------ ----------- ----------- ------------ ------------
---------------------------- ----------- ----------- ----------- ------------ ----------- ----------- ------------ ------------

Value at end of period           $10.82     $10.92     $10.96       $11.00       $10.45      $10.52      $10.54       $10.55

---------------------------- ----------- ----------- ----------- ------------ ----------- ----------- ------------ ------------
---------------------------- ----------- ----------- ----------- ------------ ----------- ----------- ------------ ------------

Increase (decrease) in              .37        .40        .42          .45          .45         .52         .54          .55
value of Accumulation Units

---------------------------- ----------- ----------- ----------- ------------ ----------- ----------- ------------ ------------
---------------------------- ----------- ----------- ----------- ------------ ----------- ----------- ------------ ------------

Number of Accumulation        5,272.40    8,847.40   7,526.42    18,157.75      731.02     5,864.01   1,624.61      7,344.94
Units outstanding at end
of period

---------------------------- ----------- ----------- ----------- ------------ ----------- ----------- ------------ ------------





   MAXIM SMALL-CAP INDEX
   INVESTMENT DIVISION+


---------------------------- ----------------------------------------------- --------------------------------------------------
                                            1998 By Category                                 1997 By Category
---------------------------- ----------------------------------------------- --------------------------------------------------
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
                                 A           O           U           Z           A           O            U            Z
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------

Value at beginning of        $15.95      $16.04      $16.15      $16.25          $13.28     $13.33     $13.38        $13.43
period

---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------

Value at end of period       $15.58      $15.71      $15.85      $15.99          $15.95     $16.04     $16.15        $16.25


---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------

Increase (decrease) in       (.37)       (.33)       (.30)       (.26)             2.67       2.71       2.77          2.82
value of Accumulation Units

---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------

Number of Accumulation       23,227.78   28,845.27   31,905.16   61,018.77   21,596.15   22,264.86   29,959.15    49,337.14
Units outstanding at end
of period

---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
---------------------------- ----------------------------------------------- --------------------------------------------------
                                            1996 By Category                                 1995 By Category
---------------------------- ----------------------------------------------- --------------------------------------------------
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
                                 A           O           U           Z         A*(1)       O*(5)        U*(9)        Z*(8)
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------

Value at beginning of            $11.60     $11.62     $11.63       $11.65       10.00       10.00       10.00        10.00
period

---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------

Value at end of period           $13.28     $13.33     $13.38       $13.43      $11.60      $11.62      $11.63       $11.65

---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------

Increase (decrease) in             1.68       1.71       1.75         1.78        1.60        1.62        1.63         1.65
value of Accumulation Units

---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------

Number of Accumulation       13,245.31   17,113.51   20,809.07   28,991.22    2,240.54    5,959.11    3,318.14    14,397.06
Units outstanding at end
of period

---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------



    MAXIM GROWTH INDEX
   INVESTMENT DIVISION+


---------------------------- -------------------------------------------------- -------------------------------------------------
                                             1998 By Category                                   1997 By Category
---------------------------- -------------------------------------------------- -------------------------------------------------
---------------------------- ----------- ------------ ------------ ------------ ----------- ------------ ----------- ------------
                                 A            O            U            Z           A            O           U            Z
---------------------------- ----------- ------------ ------------ ------------ ----------- ------------ ----------- ------------
---------------------------- ----------- ------------ ------------ ------------ ----------- ------------ ----------- ------------

Value at beginning of        $18.18      $18.29       $18.41       $18.53           $14.17     $14.22      $14.28       $14.34
period

---------------------------- ----------- ------------ ------------ ------------ ----------- ------------ ----------- ------------
---------------------------- ----------- ------------ ------------ ------------ ----------- ------------ ----------- ------------

Value at end of period       $24.77      $24.99       $25.21       $25.44           $18.18     $18.29      $18.41       $18.53


---------------------------- ----------- ------------ ------------ ------------ ----------- ------------ ----------- ------------
---------------------------- ----------- ------------ ------------ ------------ ----------- ------------ ----------- ------------

Increase (decrease) in       6.59        6.70         6.80         6.91               4.01       4.07        8.20         4.19
value of Accumulation Units

---------------------------- ----------- ------------ ------------ ------------ ----------- ------------ ----------- ------------
---------------------------- ----------- ------------ ------------ ------------ ----------- ------------ ----------- ------------

Number of Accumulation       64,431.56   109,295.25   114,929.12   246,772.24   43,323.40   65,415.29    68,910.66   113,708.46
Units outstanding at end
of period

---------------------------- ----------- ------------ ------------ ------------ ----------- ------------ ----------- ------------
---------------------------- -------------------------------------------------- -------------------------------------------------
                                             1996 By Category                                   1995 By Category
---------------------------- -------------------------------------------------- -------------------------------------------------
---------------------------- ----------- ------------ ------------ ------------ ----------- ------------ ----------- ------------
                                 A            O            U            Z         A*(8)        O*(5)       U*(9)        Z*(6)
---------------------------- ----------- ------------ ------------ ------------ ----------- ------------ ----------- ------------
---------------------------- ----------- ------------ ------------ ------------ ----------- ------------ ----------- ------------

Value at beginning of            $11.69     $11.71      $11.72        $11.74       $10.00      $10.00       $10.00      $10.00
period

---------------------------- ----------- ------------ ------------ ------------ ----------- ------------ ----------- ------------
---------------------------- ----------- ------------ ------------ ------------ ----------- ------------ ----------- ------------

Value at end of period           $14.17     $14.22      $14.28        $14.34       $11.69      $11.71       $11.72      $11.74


---------------------------- ----------- ------------ ------------ ------------ ----------- ------------ ----------- ------------
---------------------------- ----------- ------------ ------------ ------------ ----------- ------------ ----------- ------------

Increase (decrease) in             2.48       2.51        2.56          2.60         1.69        1.71         1.72        1.74
value of Accumulation Units

---------------------------- ----------- ------------ ------------ ------------ ----------- ------------ ----------- ------------
---------------------------- ----------- ------------ ------------ ------------ ----------- ------------ ----------- ------------

Number of Accumulation       23,490.03   35,100.60    38,890.98    64,886.39     3,339.10   10,056.69     9,367.33   19,673.41
Units outstanding at end
of period

---------------------------- ----------- ------------ ------------ ------------ ----------- ------------ ----------- ------------



     MAXIM VALUE INDEX
   INVESTMENT DIVISION+


---------------------------- ------------------------------------------------ -------------------------------------------------
                                            1998 By Category                                  1997 By Category
---------------------------- ------------------------------------------------ -------------------------------------------------
---------------------------- ----------- ----------- ----------- ------------ ----------- ---------- ------------ -------------
                                 A           O           U            Z           A           O           U            Z
---------------------------- ----------- ----------- ----------- ------------ ----------- ---------- ------------ -------------
---------------------------- ----------- ----------- ----------- ------------ ----------- ---------- ------------ -------------

Value at beginning of        $18.40      $18.52      $18.64      $18.76           $13.82     $13.88    $13.93        $13.99
period

---------------------------- ----------- ----------- ----------- ------------ ----------- ---------- ------------ -------------
---------------------------- ----------- ----------- ----------- ------------ ----------- ---------- ------------ -------------

Value at end of period       $20.90      $21.09      $21.28      $21.47           $18.40     $18.52    $18.64        $18.76

---------------------------- ----------- ----------- ----------- ------------ ----------- ---------- ------------ -------------
---------------------------- ----------- ----------- ----------- ------------ ----------- ---------- ------------ -------------

Increase (decrease) in       2.50        2.57        2.64        2.71               4.58       4.64      4.71          4.77
value of Accumulation Units

---------------------------- ----------- ----------- ----------- ------------ ----------- ---------- ------------ -------------
---------------------------- ----------- ----------- ----------- ------------ ----------- ---------- ------------ -------------

Number of Accumulation       41,606.69   81,338.97   94,959.15   183,410.06   34,549.99   61,417.45  65,117.93    113,775.97
Units outstanding at end
of period

---------------------------- ----------- ----------- ----------- ------------ ----------- ---------- ------------ -------------
---------------------------- ------------------------------------------------ -------------------------------------------------
                                            1996 By Category                                  1995 By Category
---------------------------- ------------------------------------------------ -------------------------------------------------
---------------------------- ----------- ----------- ----------- ------------ ----------- ---------- ------------ -------------
                                 A           O           U            Z         A*(8)       O*(5)       U*(4)        Z*(10)
---------------------------- ----------- ----------- ----------- ------------ ----------- ---------- ------------ -------------
---------------------------- ----------- ----------- ----------- ------------ ----------- ---------- ------------ -------------

Value at beginning of            $11.55     $11.56     $11.58       $11.60       $10.00      $10.00     $10.00       $10.00
period

---------------------------- ----------- ----------- ----------- ------------ ----------- ---------- ------------ -------------
---------------------------- ----------- ----------- ----------- ------------ ----------- ---------- ------------ -------------

Value at end of period           $13.82     $13.88     $13.93       $13.99       $11.55      $11.56     $11.58       $11.60

---------------------------- ----------- ----------- ----------- ------------ ----------- ---------- ------------ -------------
---------------------------- ----------- ----------- ----------- ------------ ----------- ---------- ------------ -------------

Increase (decrease) in             2.27       2.32       2.35         2.39         1.55        1.56       1.58         1.60
value of Accumulation Units

---------------------------- ----------- ----------- ----------- ------------ ----------- ---------- ------------ -------------
---------------------------- ----------- ----------- ----------- ------------ ----------- ---------- ------------ -------------

Number of Accumulation       16,778.01   32,274.09   32,323.22   46,735.19     1,666.79    7,395.18  12,134.89    18,036.45
Units outstanding at end
of period

---------------------------- ----------- ----------- ----------- ------------ ----------- ---------- ------------ -------------





   MAXIM ARIEL SMALL-CAP
VALUE INVESTMENT DIVISION+


---------------------------- ----------------------------------------------- --------------------------------------------------
                                            1998 By Category                                 1997 By Category
---------------------------- ----------------------------------------------- --------------------------------------------------
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
                                 A           O           U           Z           A           O            U            Z
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------

Value at beginning of        $16.37      $16.48      $16.59      $16.69          $12.90     $12.95     $13.00        $13.06
period

---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------

Value at end of period       $17.60      $17.76      $17.92      $18.08          $16.37     $16.48     $16.59        $16.69

---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------

Increase (decrease) in       1.23        1.28        1.33        1.39              3.47       3.53       3.59          3.63
value of Accumulation Units

---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------

Number of Accumulation       15,277.80   25,248.80   36.738.60   56.570.22   12,300.05   17,280.05   29,579.62    30,895.89
Units outstanding at end
of period

---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
---------------------------- ----------------------------------------------- --------------------------------------------------
                                            1996 By Category                                 1995 By Category
---------------------------- ----------------------------------------------- --------------------------------------------------
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
                                 A           O           U           Z         A*(8)       O*(5)        U*(4)        Z*(7)
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------

Value at beginning of            $11.02     $11.04     $11.05       $11.07      $10.00      $10.00      $10.00       $10.00
period

---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------

Value at end of period           $12.90     $12.95     $13.00       $13.06      $11.02      $11.04      $11.05       $11.07

---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------

Increase (decrease) in             1.88       1.91       1.95         1.99        1.02        1.04        1.05         1.07
value of Accumulation Units

---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------

Number of Accumulation        5,037.63    7,695.51   12,528.51    8,094.84      773.21    1,371.51    5,416.35     2,801.92
Units outstanding at end
of period

---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------






   MAXIM FOREIGN EQUITY
   INVESTMENT DIVISION+


---------------------------- ----------------------------------------------- --------------------------------------------------
                                            1998 By Category                                 1997 By Category
---------------------------- ----------------------------------------------- --------------------------------------------------
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
                                 A           O           U           Z           A           O            U            Z
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------

Value at beginning of        $10.30      $10.31      $10.36      $10.43          $11.00     $10.99     $11.01        $11.06
period

---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------

Value at end of period       $11.01      $11.05      $11.13      $11.23          $10.30     $10.31     $10.36        $10.43

---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------

Increase (decrease) in       .71         .74         .77         .80               (.70)      (.68)      (.65)         (.63)
value of Accumulation Units

---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------

Number of Accumulation       14,150.08   17,599.47   22,714.22   29,845.49   13,468.10   18,078.02   19,626.37    25,784.14
Units outstanding at end
of period

---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
---------------------------- ----------------------------------------------- --------------------------------------------------
                                            1996 By Category                                 1995 By Category
---------------------------- ----------------------------------------------- --------------------------------------------------
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
                                 A           O           U           Z         A*(2)       O*(5)       U*(12)        Z*(13)
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------

Value at beginning of            $10.30     $10.27     $10.26       $10.28      $10.00      $10.00      $10.00       $10.00
period

---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------

Value at end of period           $11.00     $10.99     $11.01       $11.06      $10.30      $10.27      $10.26       $10.28

---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------

Increase (decrease) in              .70        .72        .75          .78         .30         .27         .26          .28
value of Accumulation Units

---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------

Number of Accumulation        9,442.18   12,679.40   10,789.35    9,174.83    2,788.66    1,670.77    2,190.94     1,192.47
Units outstanding at end
of period

---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------




    MAXIM LOOMIS SAYLES
SMALL-CAP VALUE INVESTMENT
         DIVISION+


---------------------------- ------------------------------------------------ -------------------------------------------------
                                            1998 By Category                                  1997 By Category
---------------------------- ------------------------------------------------ -------------------------------------------------
---------------------------- ----------- ----------- ----------- ------------ ----------- ---------- ------------ -------------
                                 A           O           U            Z           A           O           U            Z
---------------------------- ----------- ----------- ----------- ------------ ----------- ---------- ------------ -------------
---------------------------- ----------- ----------- ----------- ------------ ----------- ---------- ------------ -------------

Value at beginning of        $19.03      $19.16      $19.27      $19.40           $15.40     $15.46    $15.52        $15.59
period

---------------------------- ----------- ----------- ----------- ------------ ----------- ---------- ------------ -------------
---------------------------- ----------- ----------- ----------- ------------ ----------- ---------- ------------ -------------

Value at end of period       $18.46      $18.63      $18.79      $18.96           $19.03     $19.16    $19.27        $19.40

---------------------------- ----------- ----------- ----------- ------------ ----------- ---------- ------------ -------------
---------------------------- ----------- ----------- ----------- ------------ ----------- ---------- ------------ -------------

Increase (decrease) in       (.57)       (.53)       (.48)       (.44)              3.63       3.70      3.75          3.81
value of Accumulation Units

---------------------------- ----------- ----------- ----------- ------------ ----------- ---------- ------------ -------------
---------------------------- ----------- ----------- ----------- ------------ ----------- ---------- ------------ -------------

Number of Accumulation       42,420.28   65,931.45   77,252.32   124,677.56   37,737.28   64,185.86  59,544.98    69,924.71
Units outstanding at end
of period

---------------------------- ----------- ----------- ----------- ------------ ----------- ---------- ------------ -------------
---------------------------- ------------------------------------------------ -------------------------------------------------
                                            1996 By Category                                  1995 By Category
---------------------------- ------------------------------------------------ -------------------------------------------------
---------------------------- ----------- ----------- ----------- ------------ ----------- ---------- ------------ -------------
                                 A           O           U            Z         A*(8)       O*(7)      U*(14)        Z*(7)
---------------------------- ----------- ----------- ----------- ------------ ----------- ---------- ------------ -------------
---------------------------- ----------- ----------- ----------- ------------ ----------- ---------- ------------ -------------

Value at beginning of            $11.93     $11.95     $11.96       $11.98       $10.00      $10.00     $10.00       $10.00
period

---------------------------- ----------- ----------- ----------- ------------ ----------- ---------- ------------ -------------
---------------------------- ----------- ----------- ----------- ------------ ----------- ---------- ------------ -------------

Value at end of period           $15.40     $15.46     $15.52       $15.59       $11.93      $11.95     $11.96       $11.98

---------------------------- ----------- ----------- ----------- ------------ ----------- ---------- ------------ -------------
---------------------------- ----------- ----------- ----------- ------------ ----------- ---------- ------------ -------------

Increase (decrease) in             3.47       3.51       3.56         3.61         1.93        1.95       1.96         1.98
value of Accumulation Units

---------------------------- ----------- ----------- ----------- ------------ ----------- ---------- ------------ -------------
---------------------------- ----------- ----------- ----------- ------------ ----------- ---------- ------------ -------------

Number of Accumulation       19,250.73   30,001.51   23,175.18   24,716.11     1,064.47    5,718.10   1,398.81     4,726.93
Units outstanding at end
of period

---------------------------- ----------- ----------- ----------- ------------ ----------- ---------- ------------ -------------




    MAXIM LOOMIS SAYLES
 CORPORATE BOND INVESTMENT
         DIVISION+


---------------------------- ----------------------------------------------- --------------------------------------------------
                                            1998 By Category                                 1997 By Category
---------------------------- ----------------------------------------------- --------------------------------------------------
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
                                 A           O           U           Z           A           O            U            Z
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------

Value at beginning of        $13,42      $13.58      $13.50      $13.76          $11.99     $12.11     $12.01        $12.21
period

---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------

Value at end of period       $13.77      $13.98      $13.93      $14.23          $13.42     $13.58     $13.50        $13.76

---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------

Increase (decrease) in       .35         .40         .43         .47               1.43       1.47       1.49          1.55
value of Accumulation Units

---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------

Number of Accumulation       12,931.10   33,672.28   38,152.86   60,299.36   11,596.69   24,206.54   22,675.77    33,423.75
Units outstanding at end
of period

---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
---------------------------- ----------------------------------------------- --------------------------------------------------
                                            1996 By Category                                 1995 By Category
---------------------------- ----------------------------------------------- --------------------------------------------------
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
                                 A           O           U           Z         A*(8)       O*(5)       U*(11)        Z*(6)
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------

Value at beginning of            $10.95     $11.03     $10.91       $11.06      $10.00      $10.00      $10.00       $10.00
period

---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------

Value at end of period           $11.99     $12.11     $12.01       $12.21      $10.95      $11.03      $10.91       $11.06

---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------

Increase (decrease) in             1.04       1.08       1.10         1.15         .95        1.03         .91         1.06
value of Accumulation Units

---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------

Number of Accumulation        5,084.50   10,767.39   7,111.83    17,630.19      821.90    2,425.21    1,650.00    22,880.14
Units outstanding at end
of period

---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------





 MAXIM SHORT-TERM MATURITY
 BOND INVESTMENT DIVISION+


---------------------------- ----------------------------------------------- --------------------------------------------------
                                            1998 By Category                                 1997 By Category
---------------------------- ----------------------------------------------- --------------------------------------------------
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
                                 A           O           U           Z           A           O            U            Z
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------

Value at beginning of        $10.89      $11.00      $11.06      $10.96          $10.34     $10.41     $10.45        $10.33
period

---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------

Value at end of period       $11.50      $11.64      $11.74      $11.66          $10.89     $11.00     $11.06        $10.96

---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------

Increase (decrease) in       .61         .64         .68         .70                .55        .59        .61           .63
value of Accumulation Units

---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------

Number of Accumulation       2,375.51    5,795.00    3,416.04    4,002.64     1,209.69    2,989.60   2,031.38     12,503.20
Units outstanding at end
of period

---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
---------------------------- ----------------------------------------------- --------------------------------------------------
                                            1996 By Category                                 1995 By Category
---------------------------- ----------------------------------------------- --------------------------------------------------
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
                                 A           O           U           Z         A*(16)      O*(16)      U*(16)        Z*(16)
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------

Value at beginning of            $10.06     $10.07     $10.08       $10.09      $10.00      $10.00      $10.00       $10.00
period

---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------

Value at end of period           $10.34     $10.41     $10.45       $10.33      $10.06      $10.07      $10.08       $10.09

---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------

Increase (decrease) in              .28        .34        .37          .24         .06         .07         .08          .09
value of Accumulation Units

---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------

Number of Accumulation         244.56     1,038.88   1,603.91       219.54        -           -           -            -
Units outstanding at end
of period

---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------




 MAXIM FOUNDERS BLUE CHIP
   INVESTMENT DIVISION+


---------------------------- ------------------------------------------------ -------------------------------------------------
                                            1998 By Category                                  1997 By Category
---------------------------- ------------------------------------------------ -------------------------------------------------
---------------------------- ----------- ----------- ----------- ------------ ----------- ---------- ------------ -------------
                                 A           O           U            Z         A*(18)     O*(18)      U*(18)        Z*(18)
---------------------------- ----------- ----------- ----------- ------------ ----------- ---------- ------------ -------------
---------------------------- ----------- ----------- ----------- ------------ ----------- ---------- ------------ -------------

Value at beginning of        $14.84      $14.93      $15.03      $15.13           $12.08     $12.12    $12.17        $12.22
period

---------------------------- ----------- ----------- ----------- ------------ ----------- ---------- ------------ -------------
---------------------------- ----------- ----------- ----------- ------------ ----------- ---------- ------------ -------------

Value at end of period       $17.35      $17.51      $17.67      $17.83           $14.84     $14.93    $15.03        $15.13

---------------------------- ----------- ----------- ----------- ------------ ----------- ---------- ------------ -------------
---------------------------- ----------- ----------- ----------- ------------ ----------- ---------- ------------ -------------

Increase (decrease) in       2.51        2.58        2.64        2.70               2.76       2.81      2.86          2.91
value of Accumulation Units

---------------------------- ----------- ----------- ----------- ------------ ----------- ---------- ------------ -------------
---------------------------- ----------- ----------- ----------- ------------ ----------- ---------- ------------ -------------

Number of Accumulation       26,408.73   35,164.52   60,073.36   107,167.86   18,873.51   25,096.49  33,623.10    50,196.47
Units outstanding at end
of period

---------------------------- ----------- ----------- ----------- ------------ ----------- ---------- ------------ -------------
---------------------------- ------------------------------------------------ -------------------------------------------------
                                            1996 By Category                                  1995 By Category
---------------------------- ------------------------------------------------ -------------------------------------------------
---------------------------- ----------- ----------- ----------- ------------ ----------- ---------- ------------ -------------
                                 A           O           U            Z           A           O           U            Z
---------------------------- ----------- ----------- ----------- ------------ ----------- ---------- ------------ -------------
---------------------------- ----------- ----------- ----------- ------------ ----------- ---------- ------------ -------------

Value at beginning of            $10.89     $10.90     $10.92       $10.93       $10.00      $10.00     $10.00       $10.00
period

---------------------------- ----------- ----------- ----------- ------------ ----------- ---------- ------------ -------------
---------------------------- ----------- ----------- ----------- ------------ ----------- ---------- ------------ -------------

Value at end of period           $12.08     $12.12     $12.17       $12.22       $10.89      $10.90     $10.92       $10.93

---------------------------- ----------- ----------- ----------- ------------ ----------- ---------- ------------ -------------
---------------------------- ----------- ----------- ----------- ------------ ----------- ---------- ------------ -------------

Increase (decrease) in             1.19       1.22       1.25         1.29          .89         .90        .92          .93
value of Accumulation Units

---------------------------- ----------- ----------- ----------- ------------ ----------- ---------- ------------ -------------
---------------------------- ----------- ----------- ----------- ------------ ----------- ---------- ------------ -------------

Number of Accumulation       10,571.44   15,356.64   12,390.53   26,371.06     1,177.80    5,184.26   2,940.80     4,666.32
Units outstanding at end
of period

---------------------------- ----------- ----------- ----------- ------------ ----------- ---------- ------------ -------------





MAXIM T. ROWE PRICE MIDCAP
GROWTH INVESTMENT DIVISION+


---------------------------- ----------------------------------------------- --------------------------------------------------
                                            1998 By Category                                 1997 By Category
---------------------------- ----------------------------------------------- --------------------------------------------------
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
                                 A           O           U           Z         A*(17)      O*(17)      U*(17)        Z*(17)
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------

Value at beginning of        $11.04      $11.06      $11.07      $11.09           10.00     $10.00      $10.00       $10.00
period

---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------

Value at end of period       $13.40      $13.45      $13.50      $13.55          $11.04     $11.06     $11.07        $11.09

---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------

Increase (decrease) in       2.36        2.39        2.43        2.46              1.04       1.06       1.07          1.09
value of Accumulation Units

---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------
---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------

Number of Accumulation       15,971.70   28,827.46   23,055.16   79,644.98       -            -      -             1,485.90
Units outstanding at end
of period

---------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------ -------------





Current Accumulation Unit
Values can be obtained by
calling GWL&A toll free at
1-800-338-4015.


---------------
Mortality & Expense Charge         Contract Value
A =.75%                            $0 - $9,999.99
O =.50%                            $10,000 - $24,999.99
U =.25%                            $25,000 - $49,999.99
Z =.00%                            $50,000 and greater

(1) The inception date for the Maxim Small-Cap Index A and Maxim Stock Index A Investment Divisions was
June 20, 1995.
(2) The inception date for the Maxim Foreign Equity A Investment Division was June 23, 1995.
(3) The inception date for the Maxim Money Market A and Maxim Money Market Z Investment Divisions was
July 5, 1995.

(4) The inception date for the Maxim Stock Index U, Maxim Ariel Small-Cap Value U, Maxim Value Index U, and Maxim U.S. Government Mortgage Securities U Investment Divisions was July 12, 1995.

(5) The inception date for the Maxim Foreign Equity O, Maxim Small-Cap Index O, Maxim Growth Index O, Maxim Stock Index O, Maxim Ariel Small-Cap Value O, Maxim Value Index O, Maxim U.S. Government Mortgage Securities O, Maxim Investment Grade Corporate Bond O and Maxim Loomis Sayles Corporate Bond O Investment Divisions was July 24, 1995. (6) The inception date for the Maxim Growth Index Z, Maxim Investment Grade Corporate Bond Z, Maxim U.S. Government Mortgage Securities Z, and Maxim Loomis Sayles Corporate Bond Z Investment Divisions was July 26, 1995. (7) The inception date for the Maxim Loomis Sayles Small-Cap Value Z, Maxim Ariel Small-Cap Value Z, and Maxim Loomis Sayles Small-Cap Value O Investment Divisions was August 3, 1995. (8) The inception date for the Maxim Small-Cap Index Z, Maxim Stock Index Z, Maxim Growth Index A, Maxim Loomis Sayles Small-Cap Value A, Maxim Ariel Small-Cap Value A, Maxim Value Index A, Maxim U.S. Government Mortgage Securities A, Investment Grade Corporate Bond A, and Maxim Loomis Sayles Corporate Bond A Investment Divisions was August 9, 1995. (9) The inception date for the Maxim Small-Cap Index U, and the Maxim Growth Index U Investment Divisions was September 8, 1995. (10)The inception date for the Maxim Value Index Z Investment Division was September 13, 1995.
(11)The inception date for the Maxim Investment Grade Corporate Bond U, and Maxim Loomis Sayles Corporate Bond U Investment Divisions was September 19, 1995. (12)The inception date for the Maxim Foreign Equity U Investment Division was October 3, 1995. (13)The inception date for the Maxim Foreign Equity Z Investment Division was October 4, 1995. (14)The inception date for the Maxim Loomis Sayles Small-Cap Value Investment Division was November 17, 1995. (15)The inception date for the Maxim Money Market O, and the Maxim Money Market U Investment Divisions was November 30, 1995. (16)The inception date for the Maxim Short-Term Maturity Bond Investment Division was March 13, 1996. The unit values began July 31, 1995 at $10.00 (17) The inception date for the Maxim T. Rowe Price MidCap Growth Investment Division was June 30, 1997. (18) The inception date for the Maxim Founders Blue Chip Investment Division was July 24, 1995. On June 30, 1997, the Eligible Fund was changed from the Total Return Portfolio to the Maxim Founders Blue Chip Portfolio.

+ On April 7, 1999, the Maxim Series Fund Board of Directors authorized changes in the names of the indicated portfolios to include the name of the Fund. At the same time, the names of certain portfolios were also changed in order to include the name of the applicable sub-adviser. Specifically, the Blue Chip Portfolio was changed to the Maxim Founders Blue Chip Portfolio, the Small-Cap Value Portfolio was changed to the Maxim Ariel Small-Cap Value Portfolio, the Small-Cap Aggressive Growth Portfolio was changed to the Maxim Loomis Sayles Small-Cap Value Portfolio, the Corporate Bond Portfolio was changed to the Maxim Loomis Sayles Corporate Bond Portfolio, and the MidCap Growth Portfolio was changed to the Maxim T. Rowe Price MidCap Growth Portfolio.

        Appendix B

        Appendix B
   Net Investment Factor


The following formula is what we use to calculate the value of an Accumulation Unit. The Net Investment Factor is determined by dividing (a) by (b), and subtracting (c) from the result where:

(a) is the net result of:

(i) the net asset value per share of the portfolio shares determined as of the end of the current Valuation Period, plus

(ii)the per share amount of any dividend (or, if applicable, capital gain distributions) made by the portfolio on shares if the "ex-dividend" date occurs during the current Valuation Period, minus or plus

     (iii) a per unit charge or credit for any taxes incurred by or provided for in the Variable Sub-Account, which is determined by GWL&A to have resulted from the investment operations of the Variable Sub-Account; and

(b) is the net asset value per share of the portfolio shares determined as of the end of the immediately preceding Valuation Period; and

(c) is an amount representing the Mortality and Expense Risk Charge deducted from each Variable Sub-Account on a daily basis.

The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit Value may increase, decrease or remain unchanged.

The net asset value per share referred to in paragraphs (a) (i) and (b) above, reflect the investment performance of the portfolio as well as the payment of portfolio expenses.

          Part B




  RETIREMENT PLAN SERIES
          ACCOUNT

    Individual Flexible
 Premium Variable Annuity
         Contracts


         issued by


 Great-West Life & Annuity
     Insurance Company
   8515 E. Orchard Road
 Englewood, Colorado 80111
     Telephone: (800)
         495-4952





            STATEMENT OF
  ADDITIONAL INFORMATION






         This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Prospectus, dated May 1, 1999, which is available without charge by contacting Great-West Life & Annuity Insurance Company ("GWL&A") at the above address or at the above telephone number.






        May 1, 1999

     TABLE OF CONTENTS



Page

CUSTODIAN AND INDEPENDENT
AUDITORS.................................................................B-III
UNDERWRITER..............................................................B-III
CALCULATION OF PERFORMANCE
DATA.....................................................................B-IV
FINANCIAL
STATEMENTS.........................................................B-V

          Part B

             V




CUSTODIAN AND INDEPENDENT
         AUDITORS

 .........A.       Custodian

 .........  The assets of Retirement  Plan Series Account (the "Series  Account")
are held by GWL&A. The assets of the Series Account are kept physically segregated and held separate and apart from the general account of GWL&A. GWL&A maintains records of all purchases and redemptions of shares of the Fund. Additional protection for the assets of the Series Account is afforded by
blanket  fidelity  bonds  issued  to  The  Great-West  Life  Assurance   Company
("Great-West") in the amount of $50 million (Canadian), which cover all officers and employees of GWL&A.

 .........B. Independent Auditors

 .........  The  accounting  firm of  Deloitte  &  Touche  LLP  performs  certain accounting and auditing services for GWL&A and the Series Account. The principal business address of Deloitte & Touche LLP is 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202-3942.


 ......... The consolidated financial statements of GWL&A as of December 31, 1998 and 1997 and each of the three years in the period ended December 31, 1998, as well as the financial statements of the Series Account for the years ended December 31, 1998 and 1997, which are included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as set forth in their reports appearing herein and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.
        UNDERWRITER

 .........The  offering of the  Contracts  is made on a  continuous  basis by One
Orchard Equities, Inc., a wholly owned subsidiary of GWL&A. Previously the Contracts were offered through, Great-West, an affiliate of GWL&A. No payments were made to Great-West for the years 1994 through 1997 and no payment was made to One Orchard Equities, Inc. in 1998.

CALCULATION OF PERFORMANCE
           DATA

A........Yield  and Effective Yield  Quotations for the Money Market  Investment
Division

 .........The yield quotation for the Money Market Investment  Division set forth in the Prospectus is for the seven-day period ended December 31, 1998 and is computed by determining the net change, exclusive of capital changes, in the
value  of  a  hypothetical   pre-existing   account  having  a  balance  of  one
Accumulation Unit in the Money Market Investment Division at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Participant accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent.

 .........The  effective yield quotation for the Money Market Investment Division set forth in the Prospectus is for the seven-day period ended December 31, 1998 and is carried to the nearest hundredth of one percent, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Investment Division at the beginning of the period, subtracting a
hypothetical  charge  reflecting  deductions  from  Participant  accounts,   and
dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

 .........EFFECTIVE YIELD = [(BASE PERIOD RETURN +1 365/7]-1.

 .........For  purposes  of the  yield  and  effective  yield  computations,  the hypothetical charge reflects all deductions that are charged to all Participant accounts in proportion to the length of the base period, and for any fees that vary with the size of the account, the account size is assumed to be the Money
Market  Investment   Division's  mean  account  size.  The  specific  percentage applicable to a particular withdrawal would depend on a number of factors including the length of time the Contract Owner has participated under the Contracts. No deductions or sales loads are assessed upon annuitization under the Contracts. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the Money Market Investment Division and the Fund are excluded from the calculation of yield.

B........Total Return Quotations for All Investment Divisions

 .........The  total return quotations for all Investment  Divisions,  other than the Money Market, set forth in the Prospectus are average annual total return quotations for the one-year period ended December 31, 1998. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

 .........P(1+T)N = ERV

 .........Where: P = a hypothetical initial payment of $1,000

 .........         T =
average annual total return

 .........         N =
number of years

ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period

For purposes of the total return quotations for these Investment Divisions, the calculations take into effect all fees that are charged to the Contract Value, and for any fees that vary with the size of the account, the account size is assumed to be the respective Investment Divisions' mean account size. The calculations also assume a complete redemption as of the end of the particular period.


   FINANCIAL STATEMENTS

         The financial statements of GWL&A as contained herein should be considered only as bearing upon GWL&A's ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interest of Contract Owners under the Contract is affected solely by the investment results of the Series Account.

          PART B
   FINANCIAL STATEMENTS

  RETIREMENT PLAN SERIES
          ACCOUNT
===========================


   FINANCIAL STATEMENTS
    FOR THE YEARS ENDED
DECEMBER 31, 1998 AND 1997
 AND INDEPENDENT AUDITORS'
          REPORT

INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Contract Owners of
   Retirement Plan Series Account of
   Great-West Life & Annuity Insurance Company

We have audited the accompanying statement of assets and liabilities of Retirement Plan Series Account of Great-West Life & Annuity Insurance Company (the "Series Account") as of December 31, 1998, and the related statements of operations for the year then ended, by investment division, and the statements of changes in net assets for each of the two years in the period then ended, by investment division. These financial statements are the responsibility of the Series Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Retirement Plan Series Account of Great-West Life & Annuity Insurance Company as of December 31, 1998, the results of its operations for the year then ended, by investment division, and the changes in its net assets for each of the two years in the period then ended, by investment division, in conformity with generally accepted accounting principles.






March 25, 1999




RETIREMENT PLAN SERIES ACCOUNT OF
GREAT - WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

---------------------------------------------------------------------------------------------------------------------------------

ASSETS
                                                                                     Shares          Cost            Value
Investments in underlying affiliated funds:
Maxim Series Fund, Inc.         Blue Chip Portfolio                                   3,524,209  $               $   4,034,670
                                                                                                     3,829,734
Maxim Series Fund, Inc.         Corporate Bond Portfolio                              1,828,901                      2,033,430
                                                                                                     2,180,116
Maxim Series Fund, Inc.         Foreign Equity Portfolio                                962,103                        937,838
                                                                                                       969,118
Maxim Series Fund, Inc.         Growth Index Portfolio                                5,499,405                     13,350,118
                                                                                                    11,165,149
Maxim Series Fund, Inc.         Investment Grade Corporate Bond Portfolio               991,791                      1,290,275
                                                                                                     1,297,723
Maxim Series Fund, Inc.         MidCap Growth Portfolio                               1,467,595                      1,977,082
                                                                                                     1,724,581
Maxim Series Fund, Inc.         Money Market Portfolio                                4,269,190                      4,271,359
                                                                                                     4,271,706
Maxim Series Fund, Inc.         Short-Term Maturity Bond Portfolio                      177,556                        181,172
                                                                                                       182,743
Maxim Series Fund, Inc.         Small-Cap Aggressive Growth Portfolio                 4,022,775                      5,825,681
                                                                                                     6,151,912
Maxim Series Fund, Inc.         Small-Cap Index Portfolio                             2,899,751                      2,296,848
                                                                                                     3,177,519
Maxim Series Fund, Inc.         Small-Cap Value Portfolio                             2,513,878                      2,397,729
                                                                                                     2,392,990
Maxim Series Fund, Inc.         Stock Index Portfolio                                 4,441,666                     15,910,486
                                                                                                    14,101,183
Maxim Series Fund, Inc.         U.S. Government Mortgage Securities Portfolio         1,974,354                      2,342,086
                                                                                                     2,354,385
Maxim Series Fund, Inc.         Value Index Portfolio                                 4,500,019      8,386,980       8,529,105
                                                                                                ---------------   ------------

Total Investments                                                                                 $ 62,185,839    $ 65,377,879
                                                                                                  =============   ============

Other assets and liabilities:
Net Premiums (Redemptions) Due and Accrued                                                                             166,507
Due to Great-West Life & Annuity Insurance Company
                                                                                                                        (9,221)

NET ASSETS APPLICABLE TO OUTSTANDING UNITS OF CAPITAL (Note 5)                                                    $ 65,535,165
                                                                                                                 =============



RETIREMENT PLAN SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
 PERIOD TO DECEMBER 31, 1998

---------------------------------------------------------------------------------------------------------------------------



                                                                              Maxim        Maxim Foreign                  G
                                                             Maxim       Corporate Bond       Equity           Maxim
                                                           Blue Chip       Portfolio        Portfolio      Growth Index
                                                           Portfolio                                         Portfolio
                                                           Investment      Investment       Investment       Investment
                                                           Division         Division         Division        Division
                                                        -------------------------------------------------------------------

INVESTMENT INCOME                                           187,450       $ 207,245        $  21,827       $  558,191
EXPENSES - mortality and expense risks                        6,620           4,098            2,590           21,243
                                                         -----------   -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)                               _180,830         203,147           19,237          536,948
                                                           ---------      ----------     ------------     ------------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investments                    72,703         (41,090)         (35,017)         814,681

  Net change in unrealized appreciation (depreciation)
   on investments                                           197,782        (112,781)          63,279        1,594,098
                                                            --------       ---------    -------------      -----------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:                                    270,485        (153,871)          28,262        2,408,779
                                                           ---------      ----------     ------------      -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                              $  451,315     $    49,276       $   47,499       $2,945,727
                                                         ===========    ============     ============      ===========







                                                       Maxim
                                                    Investment
                                                 Grade Corporate    Maxim MidCap     Maxim Money
                                                  Bond Portfolio      Growth           Market
                                                                     Portfolio       Portfolio

                                                    Investment       Investment      Investment
                                                     Division        Division         Division
--------------------------------------------------------------------------------------------------

INVESTMENT INCOME                                      $  47,050      $       367       $  111,595
EXPENSES - mortality and expense risks                     1,521            1,507            4,153
                                                      -----------       ----------      ----------
NET INVESTMENT INCOME (LOSS)                              45,529           (1,140)         107,442
                                                       ----------       ----------        --------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investments                  6,904          (32,258)            (88)

  Net change in unrealized appreciation (depreciation)
   on investments                                         (5,012)         252,339            (347)
                                                       ----------        ---------    ------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:                                   1,892          220,081            (435)
                                                       ----------      -----------    ------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                             $ 47,421         $218,941         $107,007
                                                       ==========        =========        ========






See notes to financial statements.              (Continued)

RETIREMENT PLAN SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
 PERIOD TO DECEMBER 31, 1998

------------------------------------------------------------------------------------------------------------------------


                                                                 Maxim          Maxim
                                                               Short-Term     Small-Cap        Maxim          Maxim
                                                             Maturity Bond   Aggressive     Small-Cap      Small-Cap
                                                               Portfolio       Growth         Index          Value
                                                                              Portfolio     Portfolio      Portfolio



                                                               Investment     Investment    Investment     Investment
                                                                Division      Division       Division       Division
                                                             -----------------------------------------------------------

INVESTMENT INCOME                                                   $6,603       $177,486      $785,356        $81,697
EXPENSES - mortality and expense risks                                 464         15,098         6,013       _  4,933
                                                                  --------    --------------------------      ---------
NET INVESTMENT INCOME (LOSS)                                         6,139        162,388       779,343         76,764
                                                                   -------     -----------  ------------      ---------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investments                            1,118         27,148       (53,917)      (333,530)

  Net change in unrealized appreciation (depreciation)
   on investments                                                     (651)      (313,210)     (783,109)       412,656
                                                                 ----------    -----------  ------------     ----------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:                                               467       (286,062)     (837,026)        79,126
                                                                 ---------     -----------  ------------    -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                         $6,606       $(123,674)  $  (57,683)      $155,890
                                                                    ======       ========== ============     ==========






                                                                        Maxim U.S.
                                                                       Government     Maxim Value
                                                        Maxim Stock     Mortgage         Index
                                                          Index        Securities      Portfolio       Total
                                                        Portfolio       Portfolio                   Retirement
                                                                                                    Plan Series
                                                                                                      Account
                                                                                                   --------------
                                                        Investment      Investment    Investment
                                                         Division       Division       Division
                                                       ----------------------------------------------------------


INVESTMENT INCOME                                      $   612,495         $97,957      $720,275     $3,615,594
EXPENSES - mortality and expense risks                      25,684           2,664     _  16,919        113,507
                                                       ------------     -----------    ----------  ------------
NET INVESTMENT INCOME (LOSS)                               586,811          95,293       703,356      3,502,087
                                                       ------------      ----------    ----------   -----------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investments                  450,967          15,254       612,006      1,504,881

  Net change in unrealized appreciation (depreciation)
   on investments                                        1,877,061        (12,062)      (385,651)     2,784,392
                                                       ------------     ----------      ---------   -----------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:                                 2,328,028          3,192        226,355      4,289,273
                                                       ------------    -----------    -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                             $2,914,839        $98,485       $929,711     $7,791,360
                                                        ===========       ========     ==========    ==========




----------------------------------------------------------------------------------------------------------------------

                                                        Maxim Foreign Equity       Maxim Growth Index Portfolio
                                                              Portfolio
                                                         Investment Division           Investment Division
                                                         1998           1997           1998            1997

FROM OPERATIONS:
Net investment income (loss)                         $   19,237     $   52,576    $   536,948     $   169,868
Net realized gain (loss) on investments                 (35,017)         9,037        814,681          97,228
Net change in unrealized appreciation (depreciation)
in investments                                           63,279       (111,625)     1,594,098         518,182
                                                     ----------      ----------   -----------     -----------

Increase (decrease) in net assets resulting from
operations                                               47,499        (50,012)     2,945,727         885,278
                                                     ----------      ----------   -----------     -----------

FROM UNIT TRANSACTIONS (by category):
Purchase payments:                                      427,878        490,380      6,366,726       2,734,704

Redemptions:                                           (256,537)      (124,468)    (1,520,505)       (405,921)

Net transfers:                                          (78,216)        17,955        349,937        (171,623)
                                                     -----------    -----------   -----------    -------------
Increase (decrease) in net assets resulting from
unit transactions                                        93,125        383,867      5,196,158       2,157,160
                                                     ----------       ---------    ----------      ----------

INCREASE (DECREASE) IN NET ASSETS                       140,624        333,855      8,141,885       3,042,438

NET ASSETS:
 Beginning of period                                    797,428        463,573      5,359,865       2,317,427
                                                      ---------      ---------    -----------     -----------
 End of period                                         $938,052       $797,428     $3,501,750      $5,359,865
                                                       ========       ========     ===========     ==========






See notes to financial statements.                       (Concluded)

RETIREMENT PLAN SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
 YEARS ENDED DECEMBER 1998  and 1997

----------------------------------------------------------------------------------------------------------------------

                                                             Maxim Blue Chip         Maxim Corporate Bond Portfolio
                                                                Portfolio
                                                           Investment Division            Investment Division
                                                           1998            1997           1998           1997
FROM OPERATIONS:
Net investment income (loss)                            $   180,830    $     47,483    $   203,147   $     95,150
Net realized gain (loss) on investments                      72,703         241,401        (41,090)        43,015
Net change in unrealized appreciation (depreciation)
in investments                                              197,782           2,543       (112,781)       (38,334)
                                                         ----------   -------------    ------------  -------------

Increase (decrease) in net assets resulting from
operations                                                  451,315         291,427         49,276         99,831
                                                         ----------     -----------  -------------   -------------

FROM UNIT TRANSACTIONS (by category):
Purchase payments:                                        1,889,058       1,067,383      1,284,493        879,962

Redemptions:                                               (329,501)       (113,517)      (214,254)       (81,928)

Net transfers:                                              115,625        (112,886)      (331,474)      (139,435)
                                                         ----------    ------------- --------------  -------------
Increase (decrease) in net assets resulting from
unit transactions                                         1,675,182         840,980        738,765        658,599
                                                          ----------   -------------  ------------    -----------

INCREASE (DECREASE) IN NET ASSETS                         2,126,497       1,132,407        788,041        758,430

NET ASSETS:
 Beginning of period                                      1,919,298         786,891      1,250,405        491,975
                                                       ------------    ------------    -----------   ------------
 End of period                                           $4,045,795      $1,919,298     $2,038,446     $1,250,405
                                                         ==========      ==========     ===========    ===========
See notes to financial statements.


                                                          (Continued)

RETIREMENT PLAN SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
 YEARS ENDED DECEMBER 1998  and 1997

--------------------------------------------------------------------------------------------------------------------

                                                          Maxim Investment Grade
                                                         Corporate Bond Portfolio        Maxim MidCap Portfolio
                                                           Investment Division            Investment Division
                                                           1998            1997           1998           1997

FROM OPERATIONS:
Net investment income (loss)                           $     45,529     $    22,927     $   (1,140)   $        25
Net realized gain (loss) on investments                       6,904           4,008        (32,258)             -
Net change in unrealized appreciation
  (depreciation) in investments                              (5,012)         (2,037)       252,339            162
                                                       -------------    ------------    ----------      ---------



Increase (decrease) in net assets resulting
  from operations                                            47,421          24,898        218,941            187
                                                       ------------      ----------     ----------      ---------

FROM UNIT TRANSACTIONS (by category):
Purchase payments:                                          745,015         213,945      1,785,975         16,286

Redemptions:                                                (87,114)        (17,461)      (180,139)             -

Net transfers:                                               23,495         (15,039)       150,881              -
                                                       ------------     ------------   -----------   ------------

Increase (decrease) in net assets resulting
  from unit transactions                                    681,396         181,445      1,756,717         16,286
                                                       ------------        --------    -----------        -------

INCREASE (DECREASE) IN NET ASSETS                           728,817         206,343      1,975,658         16,473

NET ASSETS:
 Beginning of period                                        494,114         287,771         16,473              -
                                                       ------------       ---------  -------------  -------------
 End of period                                           $1,222,931        $494,114     $1,992,131        $16,473
                                                         ==========        ========     ==========        =======




 ---------------------------------------------------------------------------------------------------------------

                                                     Maxim Money Market Portfolio    Maxim Short-Term Maturity
                                                                                          Bond Portfolio
                                                         Investment Division            Investment Division
                                                         1998           1997            1998           1997

FROM OPERATIONS:
Net investment income (loss)                        $   107,442    $     64,988   $     6,139   $       5,245
Net realized gain (loss) on investments                     (88)              -         1,118             612
Net change in unrealized appreciation
  (depreciation) in investments                                                          (651)
                                                  -----------    -----------------------------
                                                           (347)              -                          (887)
                                                           -----              -                          -----

Increase (decrease) in net assets resulting
  from operations                                       107,007          64,988         6,606           4,971
                                                   ------------   -------------   -----------   -------------

FROM UNIT TRANSACTIONS (by category):
Purchase payments:                                    2,142,045       2,092,245       141,892          54,058

Redemptions:                                           (831,283)     (1,832,570)     (186,650)        (19,165)

Net transfers:                                        1,178,878         336,121        14,092         133,335
                                                    -----------    ------------   -----------     -----------

Increase (decrease) in net assets resulting
  from unit transactions                              2,489,640         595,796       (30,666)        168,228
                                                    -----------    ------------   ------------     ----------

INCREASE (DECREASE) IN NET ASSETS                     2,596,647         660,784       (24,060)        173,198

NET ASSETS:
 Beginning of period                                  1,699,003       1,038,219       205,574          32,376
                                                    -----------     -----------     ---------    ------------
 End of period                                       $4,295,650      $1,699,003      $181,514      $  205,574
                                                     ==========      ==========      ========      ==========


See notes to financial statements.

                                         (Continued)

RETIREMENT PLAN SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
 YEARS ENDED DECEMBER 1998  and 1997

----------------------------------------------------------------------------------------------------------------------

                                                        Maxim Small-Cap Aggressive
                                                             Growth Portfolio            Maxim Small-Cap Index
                                                                                               Portfolio
                                                           Investment Division            Investment Division
                                                           1998            1997           1998           1997

FROM OPERATIONS:
Net investment income (loss)                               $162,388        $512,174       $779,343       $291,828
Net realized gain (loss) on investments                      27,148         225,343        (53,917)       109,311
Net change in unrealized appreciation
(depreciation) in investments                              (313,210)        (91,548)      (783,109)      (109,743)
                                                           ---------        --------      ---------      ---------

Increase (decrease) in net assets resulting
  from operations                                          (123,674)        645,969        (57,683)       291,396
                                                           ---------       ---------       --------       -------

FROM UNIT TRANSACTIONS (by category):
Purchase payments:                                        3,016,962       2,760,572        999,814        934,471

Redemptions:                                             (1,037,336)       (464,001)      (420,525)      (244,346)

Net transfers:                                             (481,780)          4,345       (212,203)       (66,138)
                                                       -------------  --------------   ------------  -------------

Increase (decrease) in net assets resulting
from unit transactions                                    1,497,846       2,300,916        367,086        623,987
                                                        ------------    ------------  -------------   ------------

INCREASE (DECREASE) IN NET ASSETS                         1,374,172       2,946,885        309,403        915,383

NET ASSETS:
 Beginning of period                                      4,452,140       1,505,255      1,987,169      1,071,786
                                                       -------------    ------------    -----------    -----------
 End of period                                           $5,826,312      $4,452,140     $2,296,572     $1,987,169
                                                         ===========     ===========    ===========    ===========





-----------------------------------------------------------------------------------------------------------


                                                 Maxim Small-Cap Value      Maxim Stock Index Portfolio
                                                       Portfolio
                                                  Investment Division           Investment Division
                                                  1998           1997            1998           1997

FROM OPERATIONS:
Net investment income (loss)                       $76,764        $604,333       $586,811     $   462,089
Net realized gain (loss) on investments           (333,530)         96,680        450,967       1,607,874
Net change in unrealized appreciation
(depreciation) in investments                      412,656        (460,984)     1,877,061        (482,950)
                                                   --------       ---------     ----------     -----------

Increase (decrease) in net assets resulting
  from operations                                  155,890         240,029      2,914,839       1,587,013
                                                   -------         -------      ----------      ---------

FROM UNIT TRANSACTIONS (by category):
Purchase payments:                               1,250,733         849,806      6,517,884       4,478,832

Redemptions:                                      (272,975)       (174,975)    (1,648,751)       (479,748)

Net transfers:                                    (228,275)        144,413       (423,894)       (460,494)
                                               ------------  -------------- --------------    ------------

Increase (decrease) in net assets resulting
from unit transactions                             749,483         819,244      4,445,239       3,538,590
                                               ------------  --------------  ------------       ---------

INCREASE (DECREASE) IN NET ASSETS                  905,373       1,059,273      7,360,078       5,125,603

NET ASSETS:
 Beginning of period                             1,492,566         433,293      8,635,783       3,510,180
                                                 ----------    ------------   ------------     ----------
 End of period                                  $2,397,939      $1,492,566    $15,995,861      $8,635,783
                                                ===========     ===========   ============     ==========



See notes to financial statements.                    (Continued)





RETIREMENT PLAN SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
 YEARS ENDED DECEMBER 1998  and 1997

------------------------------------------------------------------------------------------------------------------------------------

                                        Maxim U.S. Government Mortgage                                  Total Retirement Plan Series
                                             Securities Portfolio         Maxim Value Index Portfolio             Account
                                             Investment Division            Investment Division           Investment Division
                                                 1998          1997              1998          1997            1998        1997

FROM OPERATIONS:
Net investment income (loss)                    $    95,293     $  44,709    $   703,356       317,836      3,502,087     2,691,231
Net realized gain (loss) on investments              15,254        11,258        612,006       232,205      1,504,881     2,777,972
Net change in unrealized appreciation
(depreciation) in investments                       (12,062)        1,203       (385,651)      371,104      2,784,392      (404,914)
                                               -------------   -----------    -----------   -----------    -----------  ------------

Increase (decrease) in net assets resulting
  from operations                                    98,485        57,170        929,711       921,145      7,791,360     5,064,289
                                                     -------    ----------    -----------   -----------    -----------  -----------

FROM UNIT TRANSACTIONS (by category):
Purchase payments:                                1,213,921       443,907      3,855,784     2,498,715     31,638,180    19,515,266

Redemptions:                                       (185,833)      (57,076)    (1,123,222)     (329,654)    (8,294,625)   (4,344,830)

Net transfers:                                      181,859        70,003       (238,716)      246,107         20,209       (13,336)
                                               -------------   -----------   ------------   -----------        -------  ------------

Increase (decrease) in net assets resulting
from unit transactions                            1,209,947       456,834      2,493,846     2,415,168     23,363,764    15,157,100
                                                ------------    ----------   ------------   -----------    -----------  -----------

INCREASE (DECREASE) IN NET ASSETS                 1,308,432       514,004      3,423,557     3,336,313     31,155,124    20,221,389

NET ASSETS:
 Beginning of period                                949,898       435,894      5,120,325     1,784,012     34,380,041    14,158,652
                                               -------------    ----------   ------------   -----------    -----------  -----------
 End of period                                   $2,258,330      $949,898     $8,543,882    $5,120,325     65,535,165   $34,380,041
                                                 ===========     =========    ===========   ===========    ===========  ===========


See notes to financial statements.                                 (Continued)

RETIREMENT PLAN SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 1998 AND 1997
-------------------------------------------------------------------------------


1.    HISTORY OF THE SERIES ACCOUNT

      The Retirement Plan Series Account of Great-West Life & Annuity Insurance Company (the Series Account) is a separate account of Great-West Life & Annuity Insurance Company (the Company) established under Colorado law. The Series Account commenced operations on June 1, 1995. The Series
      Account is registered with the Securities and Exchange Commission as a unit investment trust under the provisions of the Investment Company Act of 1940, as amended.

2.    Significant Accounting Policies

      The following is a summary of significant accounting policies of the Series Account, which are in accordance with the accounting principles generally accepted in the investment company industry.

      Security Transactions - Security transactions are recorded on the trade date. Cost of investments sold is determined on the basis of identified cost.

      Dividend income is accrued as of the ex-dividend date and expenses are accrued on a daily basis.

      Security Valuation - The investments in shares of the underlying funds are valued at the closing net asset value per share as determined by the appropriate fund/portfolio at the end of each day.

      The cost of investments represents shares of the underlying funds that were purchased by the Series Account. Purchases are made at the net asset value from net purchase payments or through reinvestment of all distributions from the underlying fund.

      Federal Income Taxes - The Series Account income is automatically applied to increase contract reserves. Under the existing federal income tax law, this income is not taxed to the extent that it is applied to increase reserves under a contract. The Company reserves the right to charge the Series Account for federal income taxes attributable to the Series Account if such taxes are imposed in the future.

      Net Transfers - Net transfers include transfers between investment divisions of the Series Account as well as transfers between other investment options of the Company.


3.    CHARGES UNDER THE CONTRACT

      Charges Incurred for Total or Partial Surrenders - The administrative surrender fee is $50 if the contract is surrendered in whole during the first 12 months and $25 if the contract is surrendered in part during the first 12 months.

      Deductions for Variable Asset Charge - The Company deducts an amount, computed daily, from the net asset value of the Series Account investments, equal to an annual rate of .75% (category A), .50% (category
      O), .25% (category U), or .00% (category Z) depending on the size of the contract. This charge is designed to compensate the Company for its assumption of certain mortality, death benefit and expense risks.

      Premium Taxes - The Company presently intends to pay any premium tax levied by any governmental entity as a result of the existence of the participant accounts or the Series Account.

      If the above charges prove insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amounts deducted prove more than sufficient, the excess will be a profit to the Company.


4.    RELATED PARTY SERVICES

      The Company's parent, The Great-West Life Assurance Company, served as investment advisor to Maxim Series Fund, Inc. (an affiliate) through October 31, 1996. Effective November 1, 1996, a wholly owned subsidiary of the Company, GW Capital Management, Inc., serves as investment advisor. Fees are assessed against the average daily net asset value of the affiliated funds to compensate GW Capital Management, Inc. for investment advisory services.



5.  SELECTED DATA
                             The  following is a summary of selected  data for a
                             unit  of  capital  and  net  assets  of the  Series
                             Account.
                             --------------------------------------------------------------------------------------

                                     Maxim Blue Chip Portfolio                Maxim Corporate Bond Portfolio
                             --------------------------------------------------------------------------------------
                                 A          O          U         Z          A          O         U          Z

    Date Commenced            07/24/95   07/24/95  07/24/95   07/24/95   07/24/95  07/24/95   07/24/95   07/24/95
    Operations

    1998
     Beginning Unit Value
                             $          $          $         $          $          $         $          $
                               14.84      14.93      15.03     15.13      13.42      13.58     13.50      13.76
                             ================================-----------================================-----------
                             ================================-----------================================-----------
     Ending Unit Value
                             $          $          $         $          $          $         $          $
                               17.35      17.51      17.67     17.83      13.77      13.98     13.93      14.23
                             ================================-----------================================-----------
                             ================================-----------================================-----------
     Number of Units
    Outstanding              26,408.73  35,164.52  60,073.36 107,167.86 12,931.10  33,672.28 38,152.86  60,299.36
                             ================================-----------================================-----------
                             -----------=====================----------------------=====================-----------
     Net Assets (000's)
                             $          $          $         $          $          $         $          $
                                458        616       1,061     1,910       178        471       532        858
                             -----------=====================----------------------=====================-----------

    1997
     Beginning Unit Value
                             $          $          $         $          $          $         $          $
                               12.08      12.12      12.17     12.22      11.99      12.11     12.01      12.21
                             ================================-----------================================-----------
                             ================================-----------================================-----------
     Ending Unit Value
                             $          $          $         $          $          $         $          $
                               14.84      14.93      15.03     15.13      13.42      13.58     13.50      13.76
                             ================================-----------================================-----------
                             ================================-----------================================-----------
     Number of Units
    Outstanding              18,873.51  25,096.49  33,623.10 50,196.47  11,596.69  24,206.54 22,675.77  33,423.75
                             ================================-----------================================-----------
                             -----------=====================----------------------=====================-----------
     Net Assets (000's)
                             $          $          $         $          $          $         $          $
                                280        375        505       759        156        329       306        460
                             -----------=====================----------------------=====================-----------

    1996
                             --------------------------------------------------------------------------------------
     Beginning Unit Value
                             $          $          $         $          $          $         $          $
                               10.89      10.90      10.92     10.93      10.95      11.03     10.91      11.06
                             ================================-----------================================-----------
                             ================================-----------================================-----------
     Ending Unit Value
                             $          $          $         $          $          $         $          $
                               12.08      12.12      12.17     12.22      11.99      12.11     12.01      12.21
                             ================================-----------================================-----------
                             ================================-----------================================-----------
     Number of Units
    Outstanding              10,571.44  15,356.64  12,390.53 26,371.06   5,084.50  10,767.39  7,111.83  17,630.19
                             ================================-----------================================-----------
                             -----------=====================----------------------=====================-----------
     Net Assets (000's)
                             $          $          $         $          $          $         $          $
                                128        186        151       322         61        130        85        215
                             -----------=====================----------------------=====================-----------

    1995
     Beginning Unit Value
                             $          $          $         $          $          $         $          $
                               10.00      10.00      10.00     10.00      10.00      10.00     10.00      10.00
                             ================================-----------================================-----------
                             -----------=====================----------------------=====================-----------
     Ending Unit Value
                             $          $          $         $          $          $         $          $
                               10.89      10.90      10.92     10.93      10.95      11.03     10.91      11.06
                             ================================----------------------=====================-----------
     Number of Units
    Outstanding               1,177.80   5,184.26  2,940.80   4,666.32    821.90   2,425.21   1,650.00  22,880.14
                             ===========                     -----------                     ===========-----------
                                        =====================           =====================
     Net Assets (000's)
                             $          $          $         $          $          $         $          $
                                 13     57            32         51         9         27         18        253
                             ================================-----------================================-----------

                                                                                                       (Continued)
5.  SELECTED DATA
                             --------------------------------------------------------------------------------------

                                   Maxim Foreign Equity Portfolio              Maxim Growth Index Portfolio
                             --------------------------------------------------------------------------------------
                                 A          O          U         Z          A          O         U          Z

    Date Commenced            06/01/95   06/01/95  06/01/95   06/01/95   07/24/95  07/24/95   07/24/95   07/24/95
    Operations

    1998
     Beginning Unit Value
                             $          $          $         $          $          $         $          $
                               10.30      10.31      10.36     10.43      18.18      18.29     18.41      18.53
                             ================================-----------================================-----------
                             ================================-----------================================-----------
     Ending Unit Value
                             $          $          $         $          $          $         $          $
                               11.01      11.05      11.13     11.23      24.77      24.99     25.21      25.44
                             ================================-----------================================-----------
                             ================================-----------================================-----------
     Number of Units
    Outstanding              14,150.08  17,599.47  22,714.22 29,845.49  64,431.56  109,295.25114,929.12 246,772.24
                             ================================-----------================================-----------
                             -----------=====================----------------------=====================-----------
     Net Assets (000's)
                             $          $          $         $          $          $         $          $
                                156        194        253       335       1,596      2,731     2,898      6,277
                             -----------=====================----------------------=====================-----------

    1997
     Beginning Unit Value
                             $          $          $         $          $          $         $          $
                               11.00      10.99      11.01     11.06      14.17      14.22     14.28      14.34
                             ================================-----------================================-----------
                             ================================-----------================================-----------
     Ending Unit Value
                             $          $          $         $          $          $         $          $
                               10.30      10.31      10.36     10.43      18.18      18.29     18.41      18.53
                             ================================-----------================================-----------
                             ================================-----------================================-----------
     Number of Units
    Outstanding              13,468.10  18,078.02  19,626.37 25,784.14  43,323.40  65,415.29 68,910.66  113,708.46
                             ================================-----------================================-----------
                             -----------=====================----------------------=====================-----------
     Net Assets (000's)
                             $          $          $         $          $          $         $          $
                                139        186        203       269        787       1,197     1,269      2,107
                             -----------=====================----------------------=====================-----------

    1996
     Beginning Unit Value
                             $          $          $         $          $          $         $          $
                               10.30      10.27      10.26     10.28      11.69      11.71     11.72      11.74
                             ================================-----------================================-----------
                             ================================-----------================================-----------
     Ending Unit Value
                             $          $          $         $          $          $         $          $
                               11.00      10.99      11.01     11.06      14.17      14.22     14.28      14.34
                             ================================-----------================================-----------
                             ================================-----------================================-----------
     Number of Units
    Outstanding               9,442.18  12,679.40  10,789.35  9,174.83  23,490.03  35,100.60 38,890.98  64,886.39
                             ================================-----------================================-----------
                             -----------=====================----------------------=====================-----------
     Net Assets (000's)
                             $          $          $         $          $          $         $          $
                                104        139        119       101        333        499       555        930
                             -----------=====================----------------------=====================-----------

    1995
     Beginning Unit Value
                             $          $          $         $          $          $         $          $
                               10.00      10.00      10.00     10.00      10.00      10.00     10.00      10.00
                             ================================-----------================================-----------
                             ================================-----------================================-----------
     Ending Unit Value
                             $          $          $         $          $          $         $          $
                               10.30      10.27      10.26     10.28      11.69      11.71     11.72      11.74
                             ================================-----------================================-----------
                             ================================-----------================================-----------
     Number of Units
    Outstanding               2,788.66   1,670.77  2,190.94   1,192.47   3,339.10  10,056.69  9,367.33  19,673.41
                             ===========           ==========-----------================================-----------
                             ================================----------------------=====================-----------
     Net Assets (000's)
                             $          $          $         $          $          $         $          $
                                 29         17        22         12         39        118       110        231
                             ======================                                ==========           -----------
                                                   ================================          ===========

                                                                                                        (Continued)






5.  SELECTED DATA
                             --------------------------------------------------------------------------------------
                                                                                  Maxim MidCap Portfolio
                               Maxim Investment Grade Corporate Bond
                                             Portfolio
                             --------------------------------------------------------------------------------------
                                 A          O          U         Z          A          O         U          Z

    Date Commenced            07/24/95   07/24/95  07/24/95   07/24/95   06/30/97  06/30/97   06/30/97   06/30/97
    Operations

    1998
     Beginning Unit Value
                             $          $          $         $          $          $         $          $
                               11.37      11.51      11.46     11.66      11.04      11.06     11.07      11.09
                             ================================-----------================================-----------
                             ================================-----------================================-----------
     Ending Unit Value
                             $          $          $         $          $          $         $          $
                               12.09      12.26      12.24     12.48      13.40      13.45     13.50      13.55
                             ================================-----------================================-----------
                             ================================-----------================================-----------
     Number of Units
    Outstanding               8,742.38  10,556.44  19,279.56 60,223.73  15,971.70  28,827.46 23,055.16  79,644.98
                             ================================-----------================================-----------
                             -----------=====================----------------------=====================-----------
     Net Assets (000's)
                             $          $          $         $          $          $         $          $
                                106        129        236       752        214        388       311       1,079
                             -----------=====================----------------------=====================-----------

    1997
     Beginning Unit Value
                             $          $          $         $          $          $         $          $
                               10.72      10.82      10.75     10.91      10.00      10.00     10.00      10.00
                             ================================-----------================================-----------
                             ================================-----------================================-----------
     Ending Unit Value
                             $          $          $         $          $          $         $          $
                               11.37      11.51      11.46     11.66      11.04      11.06     11.07      11.09
                             ================================-----------================================-----------
                             ================================-----------================================-----------
     Number of Units
    Outstanding               6,517.10   8,451.89  8,892.12  18,942.32      -          -         -       1,485.90
                             ================================-----------================================-----------
                             -----------=====================----------------------=====================-----------
     Net Assets (000's)
                             $          $          $         $          $          $         $          $
                                 74         97        102       221         -          -         -          16
                             -----------=====================----------------------=====================-----------

    1996
     Beginning Unit Value
                             $          $          $         $
                               10.48      10.55      10.45     10.58
                             ================================-----------================================-----------
                             ================================-----------================================-----------
     Ending Unit Value
                             $          $          $         $
                               10.72      10.82      10.75     10.91
                             ================================-----------================================-----------
                             ================================-----------================================-----------
     Number of Units
    Outstanding               4,019.39   5,887.41  2,497.98  14,123.28
                             ================================-----------================================-----------
                             -----------=====================----------------------=====================-----------
     Net Assets (000's)
                             $          $          $         $
                                 43         64        27        154
                             -----------=====================----------------------=====================-----------

    1995
     Beginning Unit Value
                             $          $          $         $
                               10.00      10.00      10.00     10.00
                             ================================-----------================================-----------
                             ================================-----------================================-----------
     Ending Unit Value
                             $          $          $         $
                               10.48      10.55      10.45     10.58
                             ================================-----------================================-----------
                             ================================-----------================================-----------
     Number of Units
    Outstanding                756.56    1,298.14  2,523.64   7,411.72
                             ===========           ==========-----------================================-----------
                             ================================----------------------=====================-----------
     Net Assets (000's)
                             $          $          $         $
                                 8          14        26         78
                             ======================                                ==========           -----------
                                                   ================================          ===========

                                                                                                        (Continued)






5.  SELECTED DATA
                             --------------------------------------------------------------------------------------

                                    Maxim Money Market Portfolio         Maxim Short-Term Maturity Bond Portfolio
                             --------------------------------------------------------------------------------------
                                 A          O          U         Z          A          O         U          Z

    Date Commenced            07/05/95   07/05/95  07/05/95   07/05/95   03/13/96  03/13/96   03/13/96   03/13/96
    Operations

    1998
     Beginning Unit Value
                             $          $          $         $          $          $         $          $
                               11.14      10.93      11.06     11.36      10.89      11.00     11.06      10.96
                             ================================-----------================================-----------
                             ================================-----------================================-----------
     Ending Unit Value
                             $          $          $         $          $          $         $          $
                               11.63      11.46      11.61     11.95      11.50      11.64     11.74      11.66
                             ================================-----------================================-----------
                             ================================-----------================================-----------
     Number of Units
    Outstanding              20,837.46  41,474.94  75,566.21 226,071.77  2,375.51  5,795.00   3,416.04   4,002.64
                             ================================-----------================================-----------
                             -----------=====================----------------------=====================-----------
     Net Assets (000's)
                             $          $          $         $          $          $         $          $
                                242        475        877      2,701        27        67         40         47
                             -----------=====================----------------------=====================-----------

    1997
     Beginning Unit Value
                             $          $          $         $          $          $         $          $
                               10.66      10.47      10.54     10.79      10.34      10.41     10.45      10.33
                             ================================-----------================================-----------
                             ================================-----------================================-----------
     Ending Unit Value
                             $          $          $         $          $          $         $          $
                               11.14      10.93      11.06     11.36      10.89      11.00     11.06      10.96
                             ================================-----------================================-----------
                             ================================-----------================================-----------
     Number of Units
    Outstanding              12,004.78  26,660.24  32,201.63 80,773.05   1,209.69  2,989.60   2,031.38  12,503.20
                             ================================-----------================================-----------
                             -----------=====================----------------------=====================-----------
     Net Assets (000's)
                             $          $          $         $          $          $         $          $
                                134        291        356       918         13        33         22        137
                             -----------=====================----------------------=====================-----------

    1996
     Beginning Unit Value
                             $          $          $         $          $          $         $          $
                               10.23      10.02      10.05     10.27      10.06      10.07     10.08      10.09
                             ================================-----------================================-----------
                             ================================-----------================================-----------
     Ending Unit Value
                             $          $          $         $          $          $         $          $
                               10.66      10.47      10.54     10.79      10.34      10.41     10.45      10.33
                             ================================-----------================================-----------
                             ================================-----------================================-----------
     Number of Units
    Outstanding               9,449.98  12,173.70  15,907.37 59,518.32    244.56   1,038.88   1,603.91    219.54
                             ================================-----------================================-----------
                             -----------=====================----------------------=====================-----------
     Net Assets (000's)
                             $          $          $         $          $          $         $          $
                                101        127        168       642         3         11         17         2
                             -----------=====================----------------------=====================-----------

    1995
     Beginning Unit Value
                             $          $          $         $          $          $         $          $
                               10.00      10.00      10.00     10.00      10.00      10.00     10.00      10.00
                             ================================-----------================================-----------
                             ================================-----------================================-----------
     Ending Unit Value
                             $          $          $         $          $          $         $          $
                               10.23      10.02      10.05     10.27      10.06      10.07     10.08      10.09
                             ================================-----------================================-----------
                             ================================-----------================================-----------
     Number of Units
    Outstanding               2,395.98    926.69   1,445.29  44,935.09      -          -         -          -
                             ================================-----------===========                     -----------
                             ================================-----------================================-----------
     Net Assets (000's)
                             $          $          $         $          $          $         $          $
                                 25         9         15        461         -          -         -          -
                             ================================-----------================================-----------
                             ======================================================================================

                                                                                                        (Continued)


5.  SELECTED DATA
                             --------------------------------------------------------------------------------------

                                 Maxim Small-Cap Aggressive Growth           Maxim Small-Cap Index Portfolio
                                             Portfolio
                             --------------------------------------------------------------------------------------
                                 A          O          U         Z          A          O         U          Z

    Date Commenced            08/03/95   08/03/95  08/03/95   08/03/95   06/01/95  06/01/95   06/01/95   06/01/95
    Operations

    1998
     Beginning Unit Value
                             $          $          $         $          $          $         $          $
                               19.03      19.16      19.27     19.40      15.95      16.04     16.15      16.25
                             ================================-----------================================-----------
                             ================================-----------================================-----------
     Ending Unit Value
                             $          $          $         $          $          $         $          $
                               18.46      18.63      18.79     18.96      15.58      15.71     15.85      15.99
                             ================================-----------================================-----------
                             ================================-----------================================-----------
     Number of Units
    Outstanding              42,420.28  65,931.45  77,252.32 124,677.56 23,227.78  28,845.27 31,905.16  61,018.77
                             ================================-----------================================-----------
                             -----------=====================----------------------=====================-----------
     Net Assets (000's)
                             $          $          $         $          $          $         $          $
                                783       1,228      1,451     2,364       362        453       506        976
                             -----------=====================----------------------=====================-----------

    1997
     Beginning Unit Value
                             $          $          $         $          $          $         $          $
                               15.40      15.46      15.52     15.59      13.28      13.33     13.38      13.43
                             ================================-----------================================-----------
                             ================================-----------================================-----------
     Ending Unit Value
                             $          $          $         $          $          $         $          $
                               19.03      19.16      19.27     19.40      15.95      16.04     16.15      16.25
                             ================================-----------================================-----------
                             ================================-----------================================-----------
     Number of Units
    Outstanding              37,737.28  64,185.86  59,544.98 69,924.71  21,596.15  22,264.86 29,959.15  49,337.14
                             ================================-----------================================-----------
                             -----------=====================----------------------=====================-----------
     Net Assets (000's)
                             $          $          $         $          $          $         $          $
                                718       1,230      1,148     1,357       344        357       484        802
                             -----------=====================----------------------=====================-----------

    1996
     Beginning Unit Value
                             $          $          $         $          $          $         $          $
                               11.93      11.95      11.96     11.98      11.60      11.62     11.63      11.65
                             ================================-----------================================-----------
                             ================================-----------================================-----------
     Ending Unit Value
                             $          $          $         $          $          $         $          $
                               15.40      15.46      15.52     15.59      13.28      13.33     13.38      13.43
                             ================================-----------================================-----------
                             ================================-----------================================-----------
     Number of Units
    Outstanding              19,250.73  30,001.51  23,175.18 24,716.11  13,245.31  17,113.51 20,809.07  28,991.22
                             ================================-----------================================-----------
                             -----------=====================----------------------=====================-----------
     Net Assets (000's)
                             $          $          $         $          $          $         $          $
                                296        464        360       385        176        228       278        389
                             -----------=====================----------------------=====================-----------

    1995
     Beginning Unit Value
                             $          $          $         $          $          $         $          $
                               10.00      10.00      10.00     10.00      10.00      10.00     10.00      10.00
                             ================================-----------================================-----------
                             ================================-----------================================-----------
     Ending Unit Value
                             $          $          $         $          $          $         $          $
                               11.93      11.95      11.96     11.98      11.60      11.62     11.63      11.65
                             ================================-----------================================-----------
                             -----------=====================-----------================================-----------
     Number of Units
    Outstanding               1,064.47   5,718.10  1,398.81   4,726.93   2,240.54  5,959.11   3,318.14  14,397.06
                                        =====================-----------===========          ===========-----------
                             ================================-----------================================-----------
     Net Assets (000's)
                             $          $          $         $          $          $         $          $
                                 13         68        17         57         26        69         39        168
                             ================================-----------================================-----------
                             ======================================================================================

                                                                                                        (Continued)


5.  SELECTED DATA
                             --------------------------------------------------------------------------------------

                                  Maxim Small-Cap Value Portfolio              Maxim Stock Index Portfolio
                             --------------------------------------------------------------------------------------
                                 A          O          U         Z          A          O         U          Z

    Date Commenced            07/12/95   07/12/95  07/12/95   07/12/95   06/01/95  06/01/95   06/01/95   06/01/95
    Operations

    1998
     Beginning Unit Value
                             $          $          $         $          $          $         $          $
                               16.37      16.48      16.59     16.69      18.42      18.45     18.56      18.68
                             ================================-----------================================-----------
                             ================================-----------================================-----------
     Ending Unit Value
                             $          $          $         $          $          $         $          $
                               17.60      17.76      17.92     18.08      23.18      23.27     23.48      23.69
                             ================================-----------================================-----------
                             ================================-----------================================-----------
     Number of Units
    Outstanding              15,277.80  25,248.80  36,738.60 56,570.22  57,660.73  123,326.43138,697.83 360,224.24
                             ================================-----------================================-----------
                             ================================-----------================================-----------
     Net Assets (000's)
                             $          $          $         $          $          $         $          $
                                269        448        658      1,023      1,336      2,870     3,256      8,533
                             ================================-----------================================-----------
                             -----------=====================----------------------=====================-----------

    1997
     Beginning Unit Value
                             $          $          $         $          $          $         $          $
                               12.90      12.95      13.00     13.06      14.01      14.00     14.06      14.11
                             ================================-----------================================-----------
                             ================================-----------================================-----------
     Ending Unit Value
                             $          $          $         $          $          $         $          $
                               16.37      16.48      16.59     16.69      18.42      18.45     18.56      18.68
                             ================================-----------================================-----------
                             ================================-----------================================-----------
     Number of Units
    Outstanding              12,300.05  17,280.05  29,579.62 30,895.89  53,406.89  93,690.46 101,305.87 216,413.98
                             ================================-----------================================-----------
                             ================================-----------================================-----------
     Net Assets (000's)
                             $          $          $         $          $          $         $          $
                                201        285        491       516        984       1,728     1,881      4,043
                             ================================-----------================================-----------
                             -----------=====================----------------------=====================-----------

    1996
     Beginning Unit Value
                             $          $          $         $          $          $         $          $
                               11.02      11.04      11.05     11.07      11.59      11.55     11.57      11.58
                             ================================-----------================================-----------
                             ================================-----------================================-----------
     Ending Unit Value
                             $          $          $         $          $          $         $          $
                               12.90      12.95      13.00     13.06      14.01      14.00     14.06      14.11
                             ================================-----------================================-----------
                             ================================-----------================================-----------
     Number of Units
    Outstanding               5,037.63   7,695.51  12,528.51  8,094.84  30,565.13  48,278.77 50,780.90  119,929.73
                             ================================-----------================================-----------
                             ================================-----------================================-----------
     Net Assets (000's)
                             $          $          $         $          $          $         $          $
                                 65        100        163       106        428        676       714       1,692
                             ================================-----------================================-----------
                             -----------=====================----------------------=====================-----------

    1995
     Beginning Unit Value
                             $          $          $         $          $          $         $          $
                               10.00      10.00      10.00     10.00      10.00      10.00     10.00      10.00
                             ================================-----------================================-----------
                             ================================-----------================================-----------
     Ending Unit Value
                             $          $          $         $          $          $         $          $
                               11.02      11.04      11.05     11.07      11.59      11.55     11.57      11.58
                             ================================-----------================================-----------
                             ================================-----------================================-----------
     Number of Units
    Outstanding                773.21    1,371.51  5,416.35   2,801.92   4,042.63  11,673.47 18,708.73  55,122.00
                             ===========           ==========-----------=====================           -----------
                             ================================-----------================================-----------
     Net Assets (000's)
                             $          $          $         $          $          $         $          $
                                 9          15        60         31         47        135       216        639
                             ================================-----------================================-----------
                             ======================================================================================

                                                                                                        (Continued)


5.  SELECTED DATA
                             --------------------------------------------------------------------------------------

                             Maxim U.S. Government Mortgage Securities         Maxim Value Index Portfolio
                                             Portfolio
                             --------------------------------------------------------------------------------------
                             --------------------------------------------------------------------------------------
                                 A          O          U         Z          A          O         U          Z

    Date Commenced            07/12/95   07/12/95  07/12/95   07/12/95   07/12/95  07/12/95   07/12/95   07/12/95
    Operations

    1998
     Beginning Unit Value
                             $          $          $         $          $          $         $          $
                               11.67      11.80      11.88     11.95      18.40      18.52     18.64      18.76
                             ================================-----------================================-----------
                             ================================-----------================================-----------
     Ending Unit Value
                             $          $          $         $          $          $         $          $
                               12.40      12.58      12.69     12.81      20.90      21.09     21.28      21.47
                             ================================-----------================================-----------
                             ================================-----------================================-----------
     Number of Units
    Outstanding              14,629.83  20,647.77  33,304.47 108,890.83 41,606.69  81,338.97 94,959.15  183,410.06
                             ================================-----------================================-----------
                             ================================-----------================================-----------
     Net Assets (000's)
                             $          $          $         $          $          $         $          $
                                181        260        423      1,394       870       1,715     2,021      3,938
                             ================================-----------================================-----------
                             -----------=====================----------------------=====================-----------

    1997
     Beginning Unit Value
                             $          $          $         $          $          $         $          $
                               10.82      10.92      10.96     11.00      13.82      13.88     13.93      13.99
                             ================================-----------================================-----------
                             ================================-----------================================-----------
     Ending Unit Value
                             $          $          $         $          $          $         $          $
                               11.67      11.80      11.88     11.95      18.40      18.52     18.64      18.76
                             ================================-----------================================-----------
                             ================================-----------================================-----------
     Number of Units
    Outstanding               8,773.99  15,501.18  17,934.40 37,775.13  34,549.99  61,417.45 65,117.93  113,775.97
                             ================================-----------================================-----------
                             ================================-----------================================-----------
     Net Assets (000's)
                             $          $          $         $          $          $         $          $
                                102        183        213       452        636       1,137     1,214      2,134
                             ================================-----------================================-----------
                             -----------=====================----------------------=====================-----------

    1996
     Beginning Unit Value
                             $          $          $         $          $          $         $          $
                               10.45      10.52      10.54     10.55      11.55      11.56     11.58      11.60
                             ================================-----------================================-----------
                             ================================-----------================================-----------
     Ending Unit Value
                             $          $          $         $          $          $         $          $
                               10.82      10.92      10.96     11.00      13.82      13.88     13.93      13.99
                             ================================-----------================================-----------
                             ================================-----------================================-----------
     Number of Units
    Outstanding               5,272.40   8,847.40  7,526.42  18,157.75  16,778.01  32,274.09 32,323.22  46,735.19
                             ================================-----------================================-----------
                             ================================-----------================================-----------
     Net Assets (000's)
                             $          $          $         $          $          $         $          $
                                 57         97        82        200        232        448       450        654
                             ================================-----------================================-----------
                             -----------=====================----------------------=====================-----------

    1995
     Beginning Unit Value
                             $          $          $         $          $          $         $          $
                               10.00      10.00      10.00     10.00      10.00      10.00     10.00      10.00
                             ================================-----------================================-----------
                             ================================-----------================================-----------
     Ending Unit Value
                             $          $          $         $          $          $         $          $
                               10.45      10.52      10.54     10.55      11.55      11.56     11.58      11.60
                             ================================-----------================================-----------
                             ================================-----------================================-----------
     Number of Units
    Outstanding                731.02    5,864.01  1,624.61   7,344.94   1,666.79  7,395.18  12,134.89  18,036.45
                             ================================-----------================================-----------
                             ================================-----------================================-----------
     Net Assets (000's)
                             $          $          $         $          $          $         $          $
                                 8          62        17         77         19        86        141        209
                             ================================-----------================================-----------
                             ======================================================================================

                                                                                                        (Concluded)

 GREAT-WEST LIFE & ANNUITY
     INSURANCE COMPANY
===========================


  CONSOLIDATED FINANCIAL
        STATEMENTS
    FOR THE YEARS ENDED
  DECEMBER 31, 1998, 1997
         AND 1996
 AND INDEPENDENT AUDITORS'
          REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of Great-West Life & Annuity Insurance Company:

We have audited the accompanying consolidated balance sheets of Great-West Life & Annuity Insurance Company (an indirect wholly-owned subsidiary of The Great-West Life Assurance Company) and subsidiaries as of December 31, 1998 and 1997, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1998 in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP


DELOITTE & TOUCHE LLP
Denver, Colorado
January 25, 1999

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS
DECEMBER 31, 1998 AND 1997
(Dollars in Thousands)

                                                              1998                  1997
                                                       --------------------   ------------------
ASSETS

INVESTMENTS:
  Fixed Maturities:
    Held-to-maturity, at amortized cost (fair value
      $2,298,936 and $2,151,476)                     $       2,199,818     $         2,082,716
    Available-for-sale, at fair value (amortized
cost
      $6,752,532 and $6,541,422)                             6,936,726               6,698,629
  Common stock, at fair value (cost $41,932 and                 48,640                  39,021
    $34,414)
  Mortgage loans on real estate, net                         1,133,468               1,235,594
  Real estate, net                                              73,042                  93,775
  Policy loans                                               2,858,673               2,657,116
  Short-term investments, available-for-sale (cost
    approximates fair value)                                   420,169                 399,131
                                                       --------------------   ------------------

        Total Investments                                   13,670,536              13,205,982

Cash                                                           176,119                 126,278
Reinsurance receivable
  Related party                                                  5,006                   1,950
  Other                                                        187,952                  82,414
Deferred policy acquisition costs                              238,901                 255,442
Investment income due and accrued                              157,587                 165,827
Other assets                                                   311,078                 121,543
Premiums in course of collection                                84,940                  77,008
Deferred income taxes                                          191,483                 193,820
Separate account assets                                     10,099,543               7,847,451
                                                       --------------------   ------------------




TOTAL ASSETS                                         $      25,123,145     $        22,077,715
                                                       ====================   ==================


See notes to consolidated financial statements.

                                                           1998         1997
                                                      ------------- ------------
LIABILITIES AND STOCKHOLDER'S EQUITY
POLICY BENEFIT LIABILITIES:
    Policy reserves
      Related party                                        555,300        17,774
      Other                                             11,284,414    11,084,945
    Policy and contract claims                             491,932       375,499
    Policyholders' funds                                   181,779       165,106
    Provision for policyholders' dividends                  69,530        62,937
GENERAL LIABILITIES:
    Due to Parent Corporation                               52,877       126,656
    Repurchase agreements                                  244,258       325,538
    Commercial paper                                        39,731        54,058
    Other liabilities                                      761,505       689,967
    Undistributed earnings on participating business       143,717       141,865
    Separate account liabilities                        10,099,543     7,847,451
                                                      ------------- ------------
        Total Liabilities                               23,924,586    20,891,796
                                                      ------------- ------------

COMMITMENTS AND CONTINGENCIES

                                                                       1998         1997
STOCKHOLDER'S EQUITY:                                             ------------- ------------
    Preferred stock, $1 par value, 50,000,000 shares authorized
        Series A, cumulative, 1,500 shares authorized,
          liquidation value of $100,000 per share,
          0 and 600 shares issued and outstanding                                  60,000
        Series B, cumulative, 1,500 shares authorized,
          liquidation value of $100,000 per share,
          0 and 200 shares issued and outstanding                                  20,000
        Series C, cumulative, 1,500 shares authorized,
          none outstanding
        Series D, cumulative, 1,500 shares authorized,
          none outstanding
        Series E, non-cumulative, 2,000,000 shares
          authorized, liquidation value of $20.90 per share,
          0 and 2,000,000 shares issued and outstanding                            41,800
    Common stock, $1 par value; 50,000,000 shares
      authorized; 7,032,000 shares issued and outstanding         7,032             7,032
    Additional paid-in capital                                  699,556           690,748
    Accumulated other comprehensive income                       61,560            52,807
    Retained earnings                                           430,411           313,532
                                                             -------------   --------------
        Total Stockholder's Equity                            1,198,559         1,185,919
                                                             -------------   --------------

TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                   25,123,145   $    22,077,715
                                                             =============   ==============


GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME
YEARS ENDED DECEMBER 31, 1998, 1997, AND 1996
(Dollars in Thousands)

                                                        1998            1997           1996
                                                    -------------   -------------  -------------
REVENUES:
  Premiums
    Related party (net of premiums
       recaptured totaling $0,
      $155,798, and $164,839)                    $       46,191  $      155,798  $     164,839
    Other (net of premiums ceded
      totaling $86,409, $61,152, and $60,589)           948,672         677,381        664,610
  Fee income                                            516,052         420,730        347,519
  Net investment income
    Related party                                        (9,416)         (8,957)       (26,082)
    Other                                               906,776         890,630        860,719
  Net realized gains (losses) on investments             38,173           9,800        (21,078)
                                                    -------------   -------------  -------------
                                                      2,446,448       2,145,382      1,990,527
                                                    -------------   -------------  -------------
BENEFITS AND EXPENSES:
  Life and other policy benefits (net of
    reinsurance recoveries totaling $81,205,
    $44,871 and $52,675)                                768,474         543,903        515,750
  Increase in reserves
    Related party                                        46,191         155,798        164,839
    Other                                                78,851          90,013         64,359
  Interest paid or credited to contractholders          491,616         527,784        561,786
  Provision for policyholders' share of earnings
    (losses) on participating business                    5,908           3,753             (7)
  Dividends to policyholders                             71,429          63,799         49,237
                                                    -------------   -------------  -------------
                                                      1,462,469       1,385,050      1,355,964
  Commissions                                           144,246         102,150        106,561
  Operating expenses (income):
    Related party                                        (4,542)         (6,292)       304,599
    Other                                               517,676         431,714         33,435
  Premium taxes                                          30,848          24,153         25,021
                                                    -------------   -------------  -------------
                                                      2,150,697       1,936,775      1,825,580
INCOME BEFORE INCOME TAXES                              295,751         208,607        164,947
                                                    -------------   -------------  -------------
PROVISION FOR INCOME TAXES:
  Current                                                81,770          61,644         45,934
  Deferred                                               17,066         (11,797)       (15,562)
                                                    -------------   -------------  -------------
                                                         98,836          49,847         30,372
                                                    -------------   -------------  -------------
NET INCOME                                       $      196,915  $      158,760  $     134,575
                                                    =============   =============  =============




See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
YEARS ENDED DECEMBER 31, 1998, 1997, AND 1996
(Dollars in Thousands)

                                                                                                          Accumulated
                                                                                     Additional            Other
                                    Preferred Stock             Common Stock          Paid-in           Comprehensive     Retained
                               --------------------------  -----------------------
                                 Shares       Amount       Shares     Amount    Capital       Income       Earnings      Total
                               ------------ -----------  ----------- --------- ------------- ------------- ----------  ------------
BALANCE, JANUARY 1, 1996       2,000,800     121,800     7,032,000      7,032     657,265       58,763     148,261      993,121

   Net income                                                                                              134,575      134,575
   Other comprehensive loss                                                                    (43,812)                 (43,812)
                                                                                                                      ------------
Total comprehensive income                                                                                               90,763
                                                                                                                      ------------
Capital contributions                                                               7,000                                 7,000
Dividends                                                                                                  (56,670)     (56,670)
                               ------------ -----------  ----------- --------- -------------------------------------- ------------
BALANCE, DECEMBER 31, 1996     2,000,800     121,800     7,032,000      7,032     664,265       14,951     226,166    1,034,214




   Net income                                                                                              158,760      158,760
   Other comprehensive income                                                                   37,856                   37,856
                                                                                                                      ------------
Total comprehensive income                                                                                              196,616
                                                                                                                      ------------
Capital contributions                                                              26,483                                26,483
Dividends                                                                                                  (71,394)     (71,394)
                               ------------ -----------  ----------- --------- ------------- ------------- ----------  ------------
BALANCE, DECEMBER 31, 1997     2,000,800     121,800     7,032,000      7,032     690,748       52,807     313,532    1,185,919

   Net income                                                                                              196,915      196,915
   Other comprehensive income                                                                    8,753                    8,753
                                                                                                                      ------------
Total comprehensive income                                                                                              205,668
                                                                                                                      ------------
Capital contributions                                                               8,808                                 8,808
Dividends                                                                                                  (80,036)     (80,036)
Purchase of preferred shares   (2,000,800)  (121,800)                                                                  (121,800)
                               ------------ -----------  ----------- --------- ------------ -------------- ----------  ------------
BALANCE, DECEMBER 31, 1998             0           0     7,032,000      7,032     699,556       61,560     430,411    1,198,559
                               ============ ===========  =========== ========= =========== =============== ==========  ============








See notes to consolidated financial statements.

87

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 1998, 1997, AND 1996
(Dollars in Thousands)

                                                         1998            1997          1996
                                                     -------------   -------------  ------------
OPERATING ACTIVITIES:
  Net income                                      $      196,915  $      158,760  $     134,575
  Adjustments to reconcile net income to net
    cash provided by operating activities:
      Gain (loss) allocated to participating
        policyholders                                      5,908           3,753             (7)
      Amortization of investments                        (15,068)            409         15,518
      Realized losses (gains) on disposal of
        investments and provisions for mortgage
        loans and real estate                            (38,173)         (9,800)        21,078
      Amortization                                        55,550          46,929         49,454
      Deferred income taxes                               17,066         (11,824)       (14,658)
  Changes in assets and liabilities:
      Policy benefit liabilities                         938,444         498,114        358,393
      Reinsurance receivable                             (43,643)        112,594        136,966
      Accrued interest and other receivables              28,467          30,299         24,778
      Other, net                                        (184,536)         64,465        (13,676)
                                                     -------------   -------------  ------------
        Net cash provided by operating activities        960,930         893,699        712,421
                                                     -------------   -------------  ------------
INVESTING ACTIVITIES:
  Proceeds from sales, maturities, and
    redemptions of investments:
    Fixed maturities
         Held-to maturity
        Sales                                              9,920
        Maturities and redemptions                       471,432         359,021        516,838
         Available-for-sale
        Sales                                          6,169,678       3,174,246      3,569,608
        Maturities and redemptions                     1,268,323         771,737        803,369
    Mortgage loans                                       211,026         248,170        235,907
    Real estate                                           16,456          36,624          2,607
    Common stock                                           3,814          17,211          1,888
  Purchases of investments:
    Fixed maturities
         Held-to-maturity                               (584,092)       (439,269)      (453,787)
         Available-for-sale                           (7,410,485)     (4,314,722)    (4,753,154)
    Mortgage loans                                      (100,240)         (2,532)       (23,237)
    Real estate                                           (4,581)        (64,205)       (15,588)
    Common stock                                         (10,020)        (29,608)       (12,113)
                                                     -------------   -------------  ------------
        Net cash provided by (used in)
          investing activities                    $       41,231  $     (243,327) $    (127,662)
                                                     =============   =============  ============


                                                                   (Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 1998, 1997, AND 1996
(Dollars in Thousands)

                                                       1998            1997            1996
                                                   --------------  --------------  -------------
FINANCING ACTIVITIES:
  Contract withdrawals, net of deposits         $     (507,237)  $    (577,538)  $    (413,568)
  Due to Parent Corporation                            (73,779)        (19,522)          1,457
  Dividends paid                                       (80,036)        (71,394)        (56,670)
  Net commercial paper repayments                      (14,327)        (30,624)           (172)
  Net repurchase agreements (repayments)
    borrowings                                         (81,280)         38,802         (88,563)
  Capital contributions                                  8,808          11,000           7,000
  Purchase of preferred shares                        (121,800)
  Acquisition of subsidiary                            (82,669)
                                                   --------------  --------------  -------------
                                                   --------------  --------------  -------------
        Net cash used in financing activities         (952,320)       (649,276)       (550,516)
                                                   --------------  --------------  -------------

NET INCREASE IN CASH                                    49,841           1,096          34,243

CASH, BEGINNING OF YEAR                                126,278         125,182          90,939
                                                   --------------  --------------  -------------

CASH, END OF YEAR                               $      176,119   $     126,278   $     125,182
                                                   ==============  ==============  =============

SUPPLEMENTAL DISCLOSURES OF
CASH FLOW INFORMATION
  Cash paid during the year for:
    Income taxes                                $      111,493   $      86,829   $     103,700
    Interest                                            13,849          15,124          15,414
















See notes to consolidated financial statements.               (Concluded)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 1998, 1997, AND 1996 (Amounts in Thousands, except Share Amounts)

1.      ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

        Organization - Great-West Life & Annuity Insurance Company (the Company) is an indirect wholly-owned subsidiary of The Great-West Life Assurance Company (the Parent Corporation). The Company is an insurance company domiciled in the State of Colorado. The Company offers a wide range of life insurance, health insurance, and retirement and investment products to individuals, businesses, and other private and public organizations throughout the United States.

        Basis of Presentation - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The consolidated financial statements include the accounts of the Company and its subsidiaries. All material intercompany transactions and balances have been eliminated in consolidation.

        Certain reclassifications, primarily related to the presentation of related party transactions and the classification of the release of a contingent liability (see Note 10) have been made to the 1997 and 1996 financial statements.

        Investments - Investments are reported as follows:

        1. Management determines the classification of fixed maturities at the time of purchase. Fixed maturities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity. Held-to-maturity securities are stated at amortized cost unless fair value is less than cost and the decline is deemed to be other than temporary, in which case they are written down to fair value and a new cost basis is established.

               Fixed maturities not classified as held-to-maturity are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the net unrealized gains and losses reported as accumulated other comprehensive income in stockholder's equity. The net unrealized gains and losses on derivative financial instruments used to hedge available-for-sale securities are also included in other comprehensive income.

               The amortized cost of fixed maturities classified as held-to-maturity or available-for-sale is adjusted for amortization of premiums and accretion of discounts using the effective interest method over the estimated life of the related bonds. Such amortization is included in net investment income. Realized gains and losses, and declines in value judged to be other-than-temporary are included in net realized gains (losses) on investments.

        2. Mortgage loans on real estate are carried at their unpaid balances adjusted for any unamortized premiums or discounts and any valuation reserves. Interest income is accrued on the unpaid principal balance. Discounts and premiums are amortized to net investment income using the effective interest method. Accrual of interest is discontinued on any impaired loans where collection of interest is doubtful.

               The Company maintains an allowance for credit losses at a level that, in management's opinion, is sufficient to absorb possible credit losses on its impaired loans and to provide adequate provision for any possible losses inherent in the loan portfolio. Management's judgment is based on past loss experience, current and projected economic conditions, and extensive situational analysis of each individual loan. The measurement of impaired loans is based on the fair value of the collateral.

        3. Real estate is carried at cost. The carrying value of real estate is subject to periodic evaluation of recoverability.

        4. Investments in common stock are carried at fair value.

        5. Policy loans are carried at their unpaid balances.

        6. Short-term investments include securities purchased with initial maturities of one year or less and are carried at amortized cost. The Company considers short-term investments to be available-for-sale and amortized cost approximates fair value.

        7.     Gains  and  losses   realized  on  disposal  of  investments  are
               determined on a specific identification basis.

        Cash - Cash includes only amounts in demand deposit accounts.

        Deferred Policy Acquisition Costs - Policy acquisition costs, which primarily consist of sales commissions related to the production of new and renewal business, have been deferred to the extent recoverable. Other costs capitalized include expenses associated with the Company's group sales representatives. These costs are variable in nature and are dependent upon sales volume. Deferred costs associated with the annuity products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits. Deferred costs associated with traditional life insurance are amortized over the premium paying period of the related policies in proportion to premium revenues recognized. Amortization of deferred policy acquisition costs totaled $51,724, $44,298, and $47,089 in 1998, 1997, and 1996, respectively.

        Separate Accounts - Separate account assets and related liabilities are carried at fair value. The Company's separate accounts invest in shares of Maxim Series Fund, Inc. and Orchard Series Fund, Inc., both diversified, open-end management investment companies which are affiliates of the Company, shares of other external mutual funds, or government or corporate bonds. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and, therefore, are not included in the Company's statements of income. Revenues to the Company from the separate accounts consist of contract maintenance fees, administrative fees, and mortality and expense risk charges.

        Life Insurance and Annuity Reserves - Life insurance and annuity policy reserves with life contingencies of $6,866,478 and $5,741,596 at December 31, 1998 and 1997, respectively, are computed on the basis of estimated mortality, investment yield, withdrawals, future maintenance and settlement expenses, and retrospective experience rating premium refunds. Annuity contract reserves without life contingencies of $4,908,964 and $5,346,516 at December 31, 1998 and 1997, respectively, are established at the contractholder's account value.

        Reinsurance - Policy reserves ceded to other insurance companies are carried as a reinsurance receivable on the balance sheet (see Note 3). The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

        Policy and Contract Claims - Policy and contract claims include provisions for reported life and health claims in process of settlement, valued in accordance with the terms of the related policies and contracts, as well as provisions for claims incurred and unreported based primarily on prior experience of the Company.


        Participating Fund Account - Participating life and annuity policy reserves are $4,108,314 and $3,901,297 at December 31, 1998 and 1997,
        respectively. Participating business approximates 32.7% and 50.5% of the Company's ordinary life insurance in force and 71.9% and 91.1% of ordinary life insurance premium income at December 31, 1998 and 1997, respectively.

        The amount of dividends to be paid from undistributed earnings on participating business is determined annually by the Board of Directors. Amounts allocable to participating policyholders are consistent with established Company practice.

        The Company has established a Participating Policyholder Experience Account (PPEA) for the benefit of all participating policyholders which is included in the accompanying consolidated balance sheet. Earnings associated with the operation of the PPEA are credited to the benefit of all participating policyholders. In the event that the assets of the PPEA are insufficient to provide contractually guaranteed benefits, the Company must provide such benefits from its general assets.

        The Company has also established a Participation Fund Account (PFA) for the benefit of the participating policyholders previously transferred to the Company from the Parent under an assumption reinsurance transaction. The PFA is part of the PPEA. Earnings derived from the operation of the PFA net of a management fee paid to the Company accrue solely for the benefit of the acquired participating policyholders.

        Recognition of Premium and Fee Income and Benefits and Expenses - Life insurance premiums are recognized when due. Annuity premiums with life contingencies are recognized as received. Accident and health premiums are earned on a monthly pro rata basis. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance, contract administration, and surrender fees that have been assessed against the contract account balance during the period. Fee income is derived primarily from contracts for claim processing or other administrative services and from assets under management. Fees from contracts for claim processing or other administrative services are recorded as the services are provided. Fees from assets under management, which consist of contract maintenance fees, administration fees and mortality and expense risk changes, are recognized when due. Benefits and expenses on policies with life contingencies impact premium income by means of the provision for future policy benefit reserves, resulting in recognition of profits over the life of the contracts. The average crediting rate on annuity products was approximately 6.3%, 6.6%, and 6.8% in 1998, 1997, and 1996.

        Income Taxes - Income taxes are recorded using the asset and liability approach, which requires, among other provisions, the recognition of deferred tax assets and liabilities for expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns. In estimating future tax consequences, all expected future events (other than the enactments or changes in the tax laws or rules) are considered. Although realization is not assured, management believes it is more likely than not that the deferred tax asset, net of a valuation allowance, will be realized.

        Repurchase Agreements and Securities Lending - The Company enters into repurchase agreements with third-party broker/dealers in which the Company sells securities and agrees to repurchase substantially similar securities at a specified date and price. Such agreements are accounted for as collateralized borrowings. Interest expense on repurchase agreements is recorded at the coupon interest rate on the underlying securities. The repurchase fee received or paid is amortized over the term of the related agreement and recognized as an adjustment to investment income.

        The Company requires collateral in an amount greater than or equal to 102% of the borrowing for all securities lending transactions.

        The Company  implemented  Statement  of Financial  Accounting  Standards
        (SFAS) No. 125 "Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities" in 1998 as it relates to repurchase agreements and securities lending arrangements. The implementation of this statement had no material effect on the Company's financial statements.

        Derivatives - The Company makes limited use of derivative financial instruments to manage interest rate, market, and foreign exchange risk. Such hedging activity consists of interest rate swap agreements, interest rate floors and caps, foreign currency exchange contracts and equity swaps. The differential paid or received under the terms of these contracts is recognized as an adjustment to net investment income on the accrual method. Gains and losses on foreign exchange contracts are deferred and recognized in net investment income when the hedged transactions are realized.

        Interest rate swap agreements are used to convert the interest rate on certain fixed maturities from a floating rate to a fixed rate. Interest rate swap transactions generally involve the exchange of fixed and floating rate interest payment obligations without the exchange of the underlying principal amount. Interest rate floors and caps are interest rate protection instruments that require the payment by a counter-party to the Company of an interest rate differential. The differential represents the difference between current interest rates and an agreed-upon rate, the strike rate, applied to a notional principal amount. Foreign currency exchange contracts are used to hedge the foreign exchange rate risk associated with bonds denominated in other than U.S. dollars. Equity swap transactions generally involve the exchange of variable market performance of a basket of securities for a fixed interest rate.

        Although derivative financial instruments taken alone may expose the Company to varying degrees of market and credit risk when used solely for hedging purposes, these instruments typically reduce overall market and interest rate risk. The Company controls the credit risk of its financial contracts through credit approvals, limits, and monitoring procedures. As the Company generally enters into transactions only with high quality institutions, no losses associated with non-performance on derivative financial instruments have occurred or are expected to occur.

        In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133 "Accounting for Derivative Instruments and for Hedging Activities". This Statement provides a comprehensive and consistent standard for the recognition and measurement of derivatives and hedging activities. This Statement is effective for the Company beginning January 1, 2000, and earlier adoption is encouraged. The Company has not adopted this Statement as of December 31, 1998. Management has not determined the impact of the Statement on the Company's financial position or results of operations.

        Stock Options - In October 1995, the FASB issued SFAS No. 123, "Accounting for Stock-Based Compensation", which was effective for the Company beginning January 1, 1996. This Statement requires expanded disclosures of stock-based compensation arrangements with employees and encourages (but does not require) compensation cost to be measured based on the fair value of the equity instrument awarded. Companies are permitted, however, to continue to apply APB Opinion No. 25, which recognizes compensation cost based on the intrinsic value of the equity instrument awarded. The Company has continued to apply APB Opinion No. 25 to stock-based compensation awards to employees and has disclosed the required pro forma effect on net income (see Note 13).

2.      ACQUISITION

        On July 8, 1998, the Company paid $82,669 in cash to acquire all of the outstanding shares of Anthem Health & Life Insurance Company (AH&L). The purchase price was based on AH&L's adjusted book value, and is subject to further minor adjustments. The results of AH&L's operations, which had an insignificant effect on net income, have been combined with those of the Company since the date of acquisition.

        The acquisition was accounted for using the purchase method of accounting and, accordingly, the purchase price was allocated to the net assets acquired based on their estimated fair values. The fair value of tangible assets acquired and liabilities assumed was $379,934 and $317,440, respectively. The balance of the purchase price, $20,175, was recorded as excess cost over net assets acquired (goodwill) and is being amortized over 30 years on a straight-line basis. Management intends to finalize its allocation of the purchase price within a year of the transaction, which will likely result in a reallocation of the purchase price, which is not expected to be material.

3.      RELATED-PARTY TRANSACTIONS

        On December 31, 1998, the Company and the Parent Corporation entered into an Indemnity Reinsurance Agreement pursuant to which the Company reinsured by coinsurance certain Parent Corporation individual non-participating life insurance policies. The Company recorded $859 in premium income and an increase in reserves, associated with certain policies, as a result of this transaction. Of the $137,638 in reserves that were recorded as a result of this transaction, $136,779 was recorded under SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" ("SFAS No. 97"), accounting principles. The Company recorded, at the Parent Corporation's carrying amount, which approximates estimated fair value, the following at December 31, 1998 as a result of this transaction:

        Assets                         Liabilities and Stockholder's Equity

        Cash                             24,600    Policy reserves    137,638
        Deferred income taxes             3,816
        Policy loans                     82,649
        Due from Parent Corporation      19,753
        Other                             6,820
                                      -----------                    -----------
                                        137,638                       137,638

        In connection with this transaction, the Parent Corporation made a capital contribution of $5,608 to the Company.

        On September 30, 1998, the Company and the Parent Corporation entered into an Indemnity Reinsurance Agreement pursuant to which the Company reinsured by coinsurance certain Parent Corporation individual non-participating life insurance policies. The Company recorded $45,332 in premium income and an increase in reserves as a result of this transaction. Of the $428,152 in reserves that were recorded as a result of this transaction, $382,820 was recorded under SFAS No. 97 accounting principles. The Company recorded, at the Parent Corporation's carrying amount, which approximates estimated fair value, the following at September 30, 1998 as a result of this transaction:

        Assets                       Liabilities and Stockholder's Equity

        Bonds                            $    147,475   Policy reserves           $   428,152
        Mortgages                              82,637   Due to Parent Corporation      20,820
        Cash                                  134,900
        Deferred policy acquisition             9,724
        costs
        Deferred income taxes                  15,762
        Policy loans                           56,209
        Other                                   2,265
                                            ----------                               -----------
                                         $    448,972                             $   448,972

        In connection with this transaction, the Parent Corporation made a capital contribution of $3,200 to the Company.

        On September 30, 1998, the Company purchased furniture, fixtures and equipment from the Parent Corporation for $25,184. In February 1997, the Company purchased the corporate headquarters properties from the Parent Corporation for $63,700.

        On June 30, 1997, the Company recaptured all remaining pieces of an individual participating insurance block of business previously reinsured to the Parent Corporation on December 31, 1992. The Company recorded $155,798 in premium income and an increase in reserves as a result of this transaction. The Company recorded, at the Parent Corporation's carrying amount, which approximates estimated fair value, the following at June 30, 1997 as a result of this transaction:

        Assets              Liabilities and Stockholder's Equity

        Cash        160,000   Policy reserves                  155,798
        Bonds        17,975   Due to Parent Corporation         20,373
        Other            60   Deferred income taxes              2,719
                              Undistributed earnings on
                                participating business            (855)
                 -----------                                ---------------
                    178,035                                    178,035

        In connection with this transaction, the Parent Corporation made a capital contribution of $11,000 to the Company.

        On  October  31,  1996,  the  Company  recaptured  certain  pieces of an individual participating insurance block of business previously reinsured to the Parent Corporation on December 31, 1992. The Company recorded $164,839 in premium income and an increase in reserves as a result of this transaction. The Company recorded, at the Parent Corporation's carrying amount, which approximates estimated fair value, the following at October 31, 1996 as a result of this transaction:

        Assets                Liabilities and Stockholder's Equity

        Cash           162,000     Policy reserves                   164,839
        Mortgages       19,753     Due to Parent Corporation          16,180
        Other              118     Deferred income taxes               1,283
                                   Undistributed earnings on
                                     participating business             (431)
                    ------------                                  --------------
                       181,871                                       181,871

        In connection with this transaction, the Parent Corporation made a capital contribution of $7,000 to the Company.

        Effective January 1, 1997, all employees of the U.S. operations of the Parent Corporation and the related benefit plans were transferred to the Company. All related employee benefit plan assets and liabilities were also transferred to the Company (see Note 9). The transfer did not have a material effect on the Company's operating expenses as the actual costs associated with the employees and the benefit plans were charged previously to the Company under administrative service agreements between the Company and the Parent Corporation.

        Prior to January 1997, the Parent Corporation administered, distributed, and underwrote business for the Company and administered the Company's investment portfolio under various administrative agreements. Since January 1, 1997, the Company has performed these services for the U.S. operations of the Parent Corporation. The following represents revenue from or payments made to the Parent Corporation for services provided pursuant to these service agreements. The amounts recorded are based upon management's best estimate of actual costs incurred and resources expended based upon number of policies and/or certificates in force.

                            Years Ended December 31,
                                                      ------------------------------------------
                                                         1998           1997           1996
                                                      ------------   ------------   ------------

        Investment management revenue (expense)    $        475   $        801   $     (14,800)
        Administrative and underwriting revenue
         (payments)                                       4,542          6,292        (304,599)

        At December 31, 1998 and 1997, due to Parent Corporation includes $17,930 and $8,957 due on demand and $34,947 and $117,699 of notes payable which bear interest and mature at various dates through June 15, 2008. These notes may be prepaid in whole or in part at any time without penalty; the issuer may not demand payment before the maturity date. The amounts due on demand to the Parent Corporation bear interest at the public bond rate (6.1% and 7.1% at December 31, 1998 and 1997, respectively) while the remainder bear interest at various rates ranging from 5.4% to 6.6%. Interest expense attributable to these payables was $9,891, $9,758, and $11,282 for the years ended December 31, 1998, 1997 and 1996, respectively.

4.      REINSURANCE

        In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and co-insurance contracts. The Company retains a maximum of $1.5 million of coverage per individual life.

        Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 1998 and 1997, the reinsurance receivable had a carrying value of $192,958 and $84,364, respectively.

        The following schedule details life insurance in force and life and accident/health premiums:



                                             Ceded         Assumed                    Percentage
                                          Primarily to    Primarily                    of Amount
                               Gross       the Parent     from Other       Net          Assumed
                               Amount     Corporation     Companies       Amount        to Net
                            ------------- -------------  ------------- -------------  ------------
        December 31, 1998:
          Life insurance in force:
            Individual    $   34,017,379 $   4,785,079 $    8,948,442 $  38,180,742     23.44%
            Group             81,907,539                    2,213,372    84,120,911      2.63%
                            ============= =============  ============= =============
                Total     $  115,924,918 $   4,785,079 $   11,161,814 $ 122,301,653
                            ============= =============  ============= =============

          Premium Income:
            Life          $      352,710 $      24,720 $       65,452 $     393,442     16.6%
        insurance
                                 571,992        61,689         74,284       584,587     12.7%
        Accident/health
                            ============= =============  ============= =============
                Total     $      924,702 $      86,409 $      139,736 $     978,029
                            ============= =============  ============= =============
        December 31, 1997:
          Life insurance in force:
            Individual    $   24,598,679 $   4,040,398 $    3,667,235 $  24,225,516     15.1%
            Group             51,179,343                    2,031,477    53,210,820      3.8%
                            ============= =============  ============= =============
                Total     $   75,778,022 $   4,040,398 $    5,698,712 $  77,436,336
                            ============= =============  ============= =============

          Premium Income:
            Life          $      320,456 $   (127,388) $       19,923 $     467,767      4.1%
        insurance
                                 341,837        32,645         34,994       344,186     10.0%
        Accident/health
                            ============= =============  ============= =============
                Total     $      662,293 $    (94,743) $       54,917 $     811,953
                            ============= =============  ============= =============

        December 31, 1996:
          Life insurance in force:
            Individual    $   23,409,823 $   5,246,079 $    3,482,118 $  21,645,862     16.1%
            Group             47,682,237                    1,817,511    49,499,748      3.7%
                            ============= =============  ============= =============
                Total     $   71,092,060 $   5,246,079 $    5,299,629 $  71,145,610
                            ============= =============  ============= =============

          Premium Income:
            Life          $      307,516 $   (111,743) $       19,633 $     438,892      4.2%
        insurance
                                 339,284         7,493         34,242       366,033      9.4%
        Accident/health
                            ============= =============  ============= =============
                Total     $      646,800 $   (104,250) $       53,875 $     804,925
                            ============= =============  ============= =============

5.      NET INVESTMENT INCOME AND NET REALIZED GAINS (LOSSES) ON INVESTMENTS

        Net investment income is summarized as follows:

                            Years Ended December 31,
                                                      ---------------------------------------------
                                                          1998            1997            1996
                                                      -------------   -------------   -------------
        Investment income:
          Fixed maturities and short-term          $       638,079 $       633,975 $       601,913
        investments
          Mortgage loans on real estate                    110,170         118,274         140,823
          Real estate                                       20,019          20,990           5,292
          Policy loans                                     180,933         194,826         175,746
          Other                                                285              18           1,316
                                                      -------------   -------------   -------------
                                                           949,486         968,083         925,090
        Investment expenses, including interest
        on
          amounts charged by the Parent                     52,126          86,410          90,453
        Corporation
          of $9,891, $9,758, and $11,282
                                                      -------------   -------------   -------------
        Net investment income                      $       897,360 $       881,673 $       834,637
                                                      =============   =============   =============

        Net realized gains (losses) on investments are as follows:

                                                                 Years Ended December 31,
                                                        -------------------------------------------
                                                            1998          1997           1996
                                                        -------------  ------------  --------------
        Realized gains (losses):
          Fixed maturities                            $       38,391 $      15,966 $      (11,624)
          Mortgage loans on real estate                          424         1,081           1,143
          Real estate                                                          363
          Provisions                                           (642)       (7,610)        (10,597)
                                                        =============  ============  ==============
        Net realized gains (losses) on investment     $       38,173 $       9,800 $      (21,078)
                                                        =============  ============  ==============





6.    SUMMARY OF INVESTMENTS

      Fixed maturities owned at December 31, 1998 are summarized as follows:

                                                    Gross         Gross       Estimated
                                   Amortized     Unrealized     Unrealized       Fair       Carrying
                                      Cost          Gains         Losses        Value        Value
                                   -----------   ------------   -----------   -----------  -----------
      Held-to-Maturity:
        U.S. Treasury
      Securities
          and obligations of    $      34,374 $        1,822 $             $      36,196 $     34,374
      U.S.
          Government Agencies
        Collateralized mortgage
          obligations                                                  194
                                       10,135                                      9,941       10,135
        Public utilities              213,256         12,999           460       225,795      213,256
        Corporate bonds             1,809,957         78,854         3,983     1,884,828    1,809,957
        Foreign governments                              782
                                       10,133                                     10,915       10,133
        State and                     121,963          9,298                     131,261      121,963
      municipalities
                                   -----------   ------------   -----------   -----------  -----------
                                $   2,199,818 $      103,755 $     4,637 $     2,298,936 $  2,199,818
                                   ===========   ============   =========     ===========  ===========
       Available-for-Sale:
        U.S. Treasury
      Securities
          and obligations of
      U.S.
          Government Agencies:
            Collateralized
               mortgage
               obligations      $     863,479 $       39,855 $       1,704 $     901,630 $    901,630
            Direct mortgage
      pass-
               through                467,100          4,344           692       470,752      470,752
      certificates
            Other                     191,138          1,765           788       192,115      192,115
        Collateralized mortgage
          obligations                 926,797         16,260         1,949       941,108      941,108
        Public utilities              464,096         14,929            36       478,989      478,989
        Corporate bonds             3,557,209        123,318        17,420     3,663,107    3,663,107
        Foreign governments                            2,732
                                       56,505                                     59,237       59,237
        State and                     226,208          4,588         1,008       229,788      229,788
      municipalities
                                   -----------   ------------   -----------   -----------  -----------
                                $   6,752,532 $      207,791 $      23,597 $   6,936,726 $  6,936,726
                                   ===========   ============   ===========   ===========  ===========

      Fixed maturities owned at December 31, 1997 are summarized as follows:

                                                    Gross         Gross      Estimated
                                   Amortized     Unrealized    Unrealized       Fair       Carrying
                                      Cost          Gains        Losses        Value        Value
                                   -----------   ------------  ------------  -----------  -----------
      Held-to-Maturity:
          U.S. Treasury
            Securities
            and obligations of
      U.S.
            Government Agencies  $             $       1,186 $          25 $            $
                                       25,883                                    27,044       25,883
          Collateralized
      mortgage
             obligations                                 174
                                        5,006                                     5,180        5,006
          Public utilities                            11,214             3      256,605      245,394
                                      245,394
          Corporate bonds           1,668,710         57,036         3,069    1,722,677    1,668,710
          Foreign governments                            659
                                       10,268                                    10,927       10,268
          State and                                    1,588                    129,043      127,455
      municipalities                  127,455
                                   -----------   ------------  ------------  -----------  -----------
                                 $  2,082,716  $      71,857 $       3,097 $  2,151,476 $  2,082,716
                                   ===========   ============  ============  ===========  ===========


                                                     Gross         Gross       Estimated
                                     Amortized     Unrealized    Unrealized       Fair       Carrying
                                       Cost          Gains         Losses        Value        Value
                                    ------------   -----------   -----------   -----------  -----------
      Available-for-Sale:
        U.S. Treasury Securities
          and obligations of
      U.S.
          Government Agencies:
            Collateralized
      mortgage
               obligations       $              $     17,339  $        310  $     670,004 $    670,004
                                      652,975

           Direct mortgage
      pass-
               through                                 7,911         2,668        922,459      922,459
      certificates                    917,216
            Other                                      1,794           244        298,887      298,887
                                      297,337

        Collateralized mortgage
           obligations                                19,494         1,453        700,199      700,199
                                      682,158

        Public utilities                               8,716         1,320        556,831      556,831
                                      549,435

        Corporate bonds               3,265,039      107,740         4,350      3,368,429    3,368,429

        Foreign governments                            4,115            60        135,641      135,641
                                      131,586

        State and municipalities                         503                       46,179       46,179
                                       45,676
                                    ------------   -----------   -----------   -----------  -----------
                                 $    6,541,422 $    167,612  $     10,405  $   6,698,629 $  6,698,629
                                    ============   ===========   ===========   ===========  ===========

      The collateralized mortgage obligations consist primarily of sequential and planned amortization classes with final stated maturities of two to thirty years and average lives of less than one to fifteen years. Prepayments on all mortgage-backed securities are monitored monthly and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities is adjusted by such prepayments.

      See Note 8 for additional information on policies regarding estimated fair value of fixed maturities.

      The amortized cost and estimated fair value of fixed maturity investments at December 31, 1998, by projected maturity, are shown below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                              Held-to-Maturity               Available-for-Sale
                        ------------------------------  --------- --------------
                         Amortized      Estimated     Amortized     Estimated
                           Cost        Fair Value       Cost       Fair Value
                        ------------- -------------- ------------ --------------
Due in one year or less     316,174        321,228       235,842       252,067
Due after one year
  through five years        925,016        961,592     1,279,123     1,309,202
Due after five years
  through ten years         675,444        722,685       769,278       803,498
Due after ten years         130,480        138,119       449,273       457,785
Mortgage-backed
  securities                 10,135          9,941     2,257,376     2,313,490
Asset-backed securities     142,569        145,371     1,761,640     1,800,684
                        ============= ============== ============= =============
                          2,199,818      2,298,936     6,752,532     6,936,726
                        ============= ============== ============= =============

      Proceeds from sales of securities available-for-sale were $6,169,678, $3,174,246, and $3,569,608 during 1998, 1997, and 1996, respectively. The realized gains on such sales totaled $41,136, $20,543, and $24,919 for 1998, 1997, and 1996, respectively. The realized losses totaled $8,643, $10,643, and $40,748 for 1998, 1997, and 1996, respectively. During the years 1998, 1997, and 1996 held-to-maturity securities with an amortized cost of $9,920, $0, and $0 were sold due to credit deterioration with insignificant gains and losses.

      At December 31, 1998 and 1997, pursuant to fully collateralized securities lending arrangements, the Company had loaned $115,168 and $162,817 of fixed maturities, respectively.

      The Company engages in hedging activities to manage interest rate and exchange risk. The following table summarizes the 1998 financial hedge instruments:

                                  Notional            Strike/Swap
     December 31, 1998             Amount                 Rate                   Maturity
     ------------------------   --------------  -------------------------  ---------------------

     Interest Rate Floor     $      100,000          4.50% (LIBOR)                11/99
     Interest Rate Caps           1,070,000       6.75% - 11.82% (CMT)        12/99 - 10/03
     Interest Rate Swaps            242,451          4.95% - 9.35%            08/99 - 02/03
     Foreign Currency
       Exchange Contracts            34,123               N/A                 05/99 - 07/06
     Equity Swap                     95,652              4.00%                    12/99

     The following table summarizes the 1997 financial hedge instruments:

                                  Notional            Strike/Swap
     December 31, 1997             Amount                Rate                    Maturity
     ------------------------   -------------- --------------------------  ---------------------

     Interest Rate Floor     $      100,000          4.5% (LIBOR)                  1999
     Interest Rate Caps             565,000      6.75% - 11.82% (CMT)          1999 - 2002
     Interest Rate Swaps            212,139          6.20% - 9.35%            01/98 - 02/03
     Foreign Currency
       Exchange Contracts            57,168               N/A                 09/98 - 07/06
     Equity Swap                    100,000              5.64%                    12/98

      LIBOR - London Interbank Offered Rate
      CMT - Constant Maturity Treasury Rate

      The Company has established specific investment guidelines designed to emphasize a diversified and geographically dispersed portfolio of mortgages collateralized by commercial and industrial properties located in the United States. The Company's policy is to obtain collateral sufficient to provide loan-to-value ratios of not greater than 75% at the inception of the mortgages. At December 31, 1998, approximately 33% of the Company's mortgage loans were collateralized by real estate located in California.

      The following represents impairments and other information with respect to impaired loans:

                                                                      1998             1997
                                                                 ---------------   -------------

      Loans with related allowance for credit losses of
        $2,492 and $2,493                                     $        13,192   $       13,193
      Loans with no related allowance for credit losses                10,420           20,013
      Average balance of impaired loans during the year                31,193           37,890
      Interest income recognized (while impaired)                       2,308            2,428
      Interest income received and recorded (while impaired)
        using the cash basis method of recognition                      2,309            2,484

      As part of an active loan management policy and in the interest of maximizing the future return of each individual loan, the Company may from time to time modify the original terms of certain loans. These restructured loans, all performing in accordance with their modified terms that are not impaired, aggregated $52,913 and $64,406 at December 31, 1998 and 1997, respectively.

      The following table presents changes in allowance for credit losses:

                                      1998          1997         1996
                                 ------------- ------------- --------------

     Balance, beginning of year      67,242        65,242         63,994
     Provision for loan losses          642         4,521          4,470
     Chargeoffs                        (787)       (2,521)        (3,468)
     Recoveries                         145                          246
                                 ============= ============= ==============
     Balance, end of year            67,242        67,242         65,242
                                 ============= ============= ==============

7.    COMMERCIAL PAPER

      The Company has a commercial paper program that is partially supported by a $50,000 standby letter-of-credit. At December 31, 1998, commercial paper outstanding had maturities ranging from 69 to 118 days and interest rates ranging from 5.10% to 5.22%. At December 31, 1997, maturities ranged from 41 to 99 days and interest rates ranged from 5.6% to 5.8%.

8.    ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

                                                               December 31,
                                         ----------------------------------------------------------
                                                    1998                          1997
                                         ----------------------------  ----------------------------
                                          Carrying       Estimated       Carrying      Estimated
                                           Amount        Fair Value       Amount       Fair Value
                                         ------------   -------------  -------------  -------------
      ASSETS:
         Fixed maturities and
           short-term investments     $    9,556,713 $   9,655,831   $   9,180,476  $  9,249,235
         Mortgage loans on real
           estate                          1,133,468     1,160,568       1,235,594     1,261,949
         Policy loans                      2,858,673     2,858,673       2,657,116     2,657,116
         Common stock                         48,640        48,640          39,021        39,021

      LIABILITIES:
         Annuity contract reserves
           without life contingencies      4,908,964     4,928,800       5,346,516     5,373,818
         Policyholders' funds                181,779       181,779         165,106       165,106
         Due to Parent Corporation            52,877        52,877         126,656       124,776
         Repurchase agreements               244,258       244,258         325,538       325,538
         Commercial paper                     39,731        39,731          54,058        54,058

      HEDGE CONTRACTS:
         Interest rate floor                      17            17              25            25
         Interest rate caps                      971           971             130           130
         Interest rate swaps                   6,125         6,125           4,265         4,265
         Foreign currency exchange
           contracts                             689           689           3,381         3,381
         Equity swap                          (8,150)       (8,150)            856           856

      The estimated fair value of financial instruments have been determined using available information and appropriate valuation methodologies. However, considerable judgement is necessarily required to interpret market data to develop estimates of fair value. Accordingly, the estimates presented are not necessarily indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

      The estimated fair value of fixed maturities that are publicly traded are obtained from an independent pricing service. To determine fair value for fixed maturities not actively traded, the Company utilized discounted cash flows calculated at current market rates on investments of similar quality and term.

      Mortgage loans fair value estimates generally are based on a discounted cash flow basis. A discount rate "matrix" is incorporated whereby the discount rate used in valuing a specific mortgage generally corresponds to that mortgage's remaining term. The rates selected for inclusion in the discount rate "matrix" reflect rates that the Company would quote if placing loans representative in size and quality to those currently in the portfolio.

      Policy loans accrue interest generally at variable rates with no fixed maturity dates and, therefore, estimated fair value approximates carrying value.

      The fair value of annuity contract reserves without life contingencies is estimated by discounting the cash flows to maturity of the contracts, utilizing current crediting rates for similar products.

      The estimated fair value of policyholders' funds is the same as the carrying amount as the Company can change the crediting rates with 30 days notice.

      The estimated fair value of due to Parent Corporation is based on discounted cash flows at current market spread rates on high quality investments.

      The carrying value of repurchase agreements and commercial paper is a reasonable estimate of fair value due to the short-term nature of the liabilities.

      The estimated fair value of financial hedge instruments, all of which are held for other than trading purposes, is the estimated amount the Company would receive or pay to terminate the agreement at each year-end, taking into consideration current interest rates and other relevant factors. Included in the net gain position for interest rates swaps are $0 of unrealized losses in 1998 and 1997. Included in the net gain position for foreign currency exchange contracts are $932 and $0 of loss exposures in 1998 and 1997, respectively.

9.    EMPLOYEE BENEFIT PLANS

      Effective January 1, 1997, all employees of the U.S. operations of the Parent Corporation and the related benefit plans were transferred to the Company. See Note 3 for further discussion.

      The Company's Parent had previously accounted for the pension plan under the Canadian Institute of Chartered Accountants (CICA) guidelines and had recorded a prepaid pension asset of $19,091. As U.S. generally accepted accounting principles do not materially differ from these CICA guidelines and the transfer was between related parties, the prepaid pension asset was transferred at carrying value. As a result, the Company recorded the following effective January 1, 1997:

      Prepaid pension cost   19,091      Undistributed earnings on     3,608
                                           participating business
                                         Stockholder's equity         15,483
                           ------------                            -----------
                             19,091                                   19,091

      The following table summarizes changes from 1997 to 1998 and from 1996 to 1997, in the benefit obligations and in plan assets for the Company's defined benefit pension plan and post-retirement medical plan. There is no additional minimum pension liability required to be recognized. There were no amendments to the plans due to the acquisition of AH&L.



                                                                            Post-Retirement
                                                 Pension Benefits            Medical Plan
                                             -------------------------  ------------------------
                                                1998         1997          1998         1997
                                             -----------  ------------  -----------  -----------
      Change in benefit obligation
      Benefit obligation at beginning of   $   115,057  $   96,417    $    19,454  $    16,160
      year
      Service cost                               6,834       5,491          1,365        1,158
      Interest cost                              7,927       7,103          1,341        1,191
      Actuarial gain (loss)                      5,117       9,470         (1,613)       1,500
      Benefits paid                             (3,630)     (3,424)          (603)        (555)
                                             -----------  ------------  -----------  -----------
      Benefit obligation at end of year        131,305     115,057         19,944       19,454
                                             -----------  ------------  -----------  -----------

      Change in plan assets
      Fair value of plan assets at
        beginning of year                      162,879     138,221
      Actual return on plan assets              23,887      28,082
      Benefits paid                             (3,630)     (3,424)
                                             -----------  ------------  -----------  -----------
      Fair value of plan assets at end of
        year                                   183,136     162,879
                                             -----------  ------------  -----------  -----------

      Funded status                             51,831      47,822        (19,944)     (19,454)
      Unrecognized net actuarial loss          (11,405)     (6,326)          (113)       1,500
      Unrecognized net obligation or
      (asset)
        at transition                          (19,684)    (21,198)        14,544       15,352
                                             ===========  ============  ===========  ===========
      Prepaid (accrued) benefit cost       $    20,742  $   20,298    $    (5,513) $    (2,602)
                                             ===========  ============  ===========  ===========

      Weighted-average assumptions as of
      December 31
      Discount rate                             6.50%         7.00%          6.50%        7.00%
      Expected return on plan assets            8.50%         8.50%          8.50%        8.50%
      Rate of compensation increase             4.00%         4.50%          4.00%        4.50%

      Components of net periodic
      benefit cost
      Service cost                         $     6,834  $     5,491   $      1,365 $      1,158
      Interest cost                              7,927        7,103          1,341        1,191
      Expected return on plan assets           (13,691)     (12,286)
      Amortization of transition                (1,514)      (1,514)           808          808
      obligation
                                             -----------   -----------   ----------   ----------
                                             ===========   ===========   ==========   ==========
      Net periodic (benefit) cost          $      (444) $    (1,206)  $      3,514 $      3,157
                                             ===========   ===========   ==========   ==========

      The Company-sponsored post-retirement medical plan (medical plan) provides health benefits to employees. The medical plan is contributory and contains other cost sharing features, which may be adjusted annually for the expected general inflation rate. The Company's policy will be to fund the cost of the medical plan benefits in amounts determined at the discretion of management.

Assumed health care cost trend rates have a significant effect on the amounts reported for the medical plan. For measurement purposes, a 6.5% annual rate of increase in the per capita cost of covered health care benefits was assumed. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

                                                  1-Percentage    1-Percentage
                                                     Point           Point
                                                    Increase        Decrease
                                                 -------------- ----------------
   Effect on total of service and interest cost
     on components                                        649           1,140
   Effect on post-retirement benefit obligation         4,129           3,098

      The Company sponsors a defined contribution 401(k) retirement plan which provides eligible participants with the opportunity to defer up to 15% of base compensation. The Company matches 50% of the first 5% of participant pre-tax contributions. Company contributions for the years ended December 31, 1998 and 1997 totaled $3,915 and $3,475, respectively.

      The Company has a deferred compensation plan providing key executives with the opportunity to participate in an unfunded, deferred compensation program. Under the program, participants may defer base compensation and bonuses, and earn interest on their deferred amounts. The program is not qualified under Section 401 of the Internal Revenue Code. The total of participant deferrals, which is reflected in other liabilities, was $16,102 and $13,952 at December 31, 1998 and 1997, respectively. The participant deferrals earn interest at a rate based on the average 10-year composite government securities rate plus 1.5%. The interest expense related to this plan was $1,185 and $1,019 in 1998 and 1997, respectively.

      The Company also provides a supplemental executive retirement plan (SERP) to certain key executives. This plan provides key executives with certain benefits upon retirement, disability, or death based upon total compensation. The Company has purchased individual life insurance policies with respect to each employee covered by this plan. The Company is the owner and beneficiary of the insurance contracts. The incremental expense for this plan for 1998 and 1997 was $2,840 and $2,531, respectively. The total liability of $9,349 and $6,509 as of December 31, 1998 and 1997 is included in other liabilities.

10.   FEDERAL INCOME TAXES

      The following is a reconciliation between the federal income tax rate and the Company's effective rate after giving effect to the reclassifications discussed below:

                                               1998         1997        1996
                                            -----------  -----------  ---------
      Federal tax rate                           35.0  %     35.0   %     35.0 %
      Change in tax rate resulting from:
        Settlement of Parent tax exposures                  (20.2)       (18.9)
        Provision for contingencies                           7.7          3.4
        Prior year tax adjustment                (1.5)        0.5         (1.4)
        Other, net                               (0.1)        0.9          0.3
                                            ===========  ===========  =========
      Total                                      33.4  %     23.9   %     18.4 %
                                            ===========  ===========  =========

      The Company's income tax provision was favorably impacted in 1997 and 1996 by releases of contingent liabilities relating to taxes of the Parent Corporation's U.S. branch associated with blocks of business that were transferred from the Parent Corporation's U.S. branch to the Company from 1989 to 1993; the Company had agreed to the transfer of these tax liabilities as part of the transfer of this business. The releases recorded in 1997 and 1996 reflected the resolution of certain tax issues with the Internal Revenue Service (IRS) relating to the 1990-1991 and 1988-1989 audit years, respectively. The releases totaled $42,150 for 1997 and $31,200 for 1996; however, $15,100 of the release in 1997 was attributable to participating policyholders and therefore had no effect on the net income of the Company since that amount was credited to the provision for policyholders' share of earnings (losses).

      The 1997 and 1996 releases were recorded in revenues in the Company's prior financial statements, but have been reclassified in the accompanying consolidated financial statements as a component of the current income tax provisions for those years.

      In addition to these releases of contingent tax liabilities, the Company's income tax provisions for 1997 and 1996 also reflect increases for other contingent items relating to open tax years where the Company determined it was probable that additional taxes could be owed based on changes in facts and circumstances. The increase in 1997 was $16,000, of which $10,100 was attributable to participating policyholders and therefore had no effect on the net income of the Company. The increase in 1996 was $5,600. These increases in contingent tax liabilities have been reflected as a component of the deferred income tax provisions for 1997 and 1996 as the Company does not expect near term resolution of these contingencies.

      Excluding the effect of the 1997 and 1996 tax items discussed above, the effective tax rates for 1997 and 1996 were 34.1% and 33.9%, respectively.

      Temporary differences which give rise to the deferred tax assets and liabilities as of December 31, 1998 and 1997 are as follows:

                                                     1998                         1997
                                          ---------------------------   -------------------------
                                            Deferred     Deferred      Deferred      Deferred
                                              Tax           Tax           Tax          Tax
                                             Asset       Liability       Asset      Liability
                                          ------------- ------------  ------------  -----------
       Policyholder reserves                  143,244                   159,767
       Deferred policy acquisition costs                    39,933                     47,463
       Deferred acquisition cost proxy
         tax                                  100,387                    79,954
       Investment assets                                    19,870                      5,574
       Net operating loss carryforwards         2,867                     9,427
       Other                                    6,566                     1,279
                                          ------------- ------------  ------------  -----------
               Subtotal                       253,064       59,803      250,427        53,037
       Valuation allowance                     (1,778)                   (3,570)
                                          ============= ============  ============  ===========
               Total Deferred Taxes           251,286       59,803      246,857        53,037
                                          ============= ============  ============  ===========

      Amounts included in investment assets above include $34,556 and $30,085 related to the unrealized gains on the Company's fixed maturities available-for-sale at December 31, 1998 and 1997, respectively.

      The Company files a separate tax return and, therefore, losses incurred by subsidiaries cannot be offset against operating income of the Company. At December 31, 1998, the Company's subsidiaries had approximately $8,193 of net operating loss carryforwards, expiring through the year 2011. The tax benefit of subsidiaries' net operating loss carryforwards, net of a valuation allowance of $0 and $1,809 are included in the deferred tax assets at December 31, 1998 and 1997, respectively.

      The Company's valuation allowance was increased (decreased) in 1998, 1997, and 1996 by $(1,792), $34, and $1,463, respectively, as a result of the re-evaluation by management of future estimated taxable income in its subsidiaries.

      Under pre-1984 life insurance company income tax laws, a portion of life insurance company gain from operations was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as "policyholders' surplus account." The aggregate accumulation in the account is $7,742 and the Company does not anticipate any transactions, which would cause any part of the amount to become taxable. Accordingly, no provision has been made for possible future federal income taxes on this accumulation.



11.   COMPREHENSIVE INCOME

      Effective January 1, 1998, the Company adopted Statement of Financial Accounting Standards (SFAS) No. 130 "Reporting Comprehensive Income". This Statement establishes new rules for reporting and display of comprehensive income and its components; however, the adoption of this Statement had no impact on the Company's net income or stockholders' equity. This Statement requires unrealized gains or losses on the Company's available-for-sale securities and related offsets for reserves and deferred policy acquisition costs, which prior to adoption were reported separately in stockholder's equity, to be included in other comprehensive income. Prior year financial statements have been reclassified to conform to the requirements of Statement No. 130.

      Other comprehensive income at December 31, 1998 is summarized as follows:

                                                  Before-Tax       Tax (Expense)    Net-of-Tax
                                                    Amount          or Benefit        Amount
                                                 --------------   ------------------------------
      Unrealized gains on available-for-sale securities:
         Unrealized holding gains arising
      during
            the period                        $       39,430   $      (13,800)    $      25,630
         Less:  reclassification adjustment
      for
            (gains) losses realized in net           (14,350)           5,022            (9,328)
      income
                                                 --------------   ----------------  ------------
         Net unrealized gains                         25,080           (8,778)           16,302
       Reserve and  DAC adjustment                   (11,614)           4,065            (7,549)
                                                 --------------   ----------------  ------------
                                                 ==============   ================  ============
      Other comprehensive income              $       13,466   $       (4,713)    $       8,753
                                                 ==============   ================  ============

      Other comprehensive income at December 31, 1997 is summarized as follows:

                                                  Before-Tax       Tax (Expense)     Net-of-Tax
                                                    Amount          or Benefit         Amount
                                                 --------------   ----------------  --------------
      Unrealized gains on available-for-sale securities:
         Unrealized holding gains arising
      during
            the period                        $       80,821   $      (28,313)    $      52,508
         Less:  reclassification adjustment
      for
            (gains) losses realized in net             2,012             (704)            1,308
      income
                                                 --------------   ----------------  --------------
         Net unrealized gains                         82,833          (29,017)           53,816
      Reserve and  DAC adjustment                    (24,554)           8,594           (15,960)
                                                 ==============   ================  ==============
      Other comprehensive income              $       58,279   $      (20,423)    $      37,856
                                                 ==============   ================  ==============

      Other comprehensive loss at December 31, 1996 is summarized as follows:

                                                  Before-Tax       Tax (Expense)     Net-of-Tax
                                                    Amount          or Benefit         Amount
                                                 --------------   ----------------  --------------
      Unrealized gains on available-for-sale securities:
         Unrealized holding gains (losses)
            arising during the period         $     (125,559)  $       43,971     $     (81,588)
         Less:  reclassification adjustment
      for
            (gains) losses realized in net            19,381           (6,783)           12,598
      income
                                                 --------------   ----------------  --------------
         Net unrealized gains (losses)              (106,178)          37,188           (68,990)
                                                                                    --------------
      Reserve and  DAC adjustment                     38,736          (13,558)           25,178
                                                 ==============   ================  ==============
      Other comprehensive loss                $      (67,442)  $       23,630     $     (43,812)
                                                 ==============   ================  ==============






12.   STOCKHOLDER'S EQUITY, DIVIDEND RESTRICTIONS, AND OTHER MATTERS

      Effective September 30, 1998, the Company purchased all of its outstanding series of preferred stock, which were owned by the Parent Corporation, for $121,800.

      The Company's net income and capital and surplus, as determined in accordance with statutory accounting principles and practices for December 31 are as follows:

                                     1998             1997            1996
                                ---------------   -------------   -------------
                                 (Unaudited)
      Net income                   225,863     $     181,312   $      180,634
      Capital and surplus          727,124           759,429          713,324

      The maximum amount of dividends which can be paid to stockholders by insurance companies domiciled in the State of Colorado are subject to restrictions relating to statutory surplus and statutory net gain from operations. Statutory surplus and net gains from operations at December 31, 1998 were $727,124 and $225,586 (unaudited), respectively. The Company should be able to pay up to $225,586 (unaudited) of dividends in 1999.

      Dividends of $6,692, $8,854, and $8,587 were paid on preferred stock in 1998, 1997, and 1996, respectively. In addition, dividends of $73,344, $62,540, and $48,083 were paid on common stock in 1998, 1997, and 1996, respectively. Dividends are paid as determined by the Board of Directors.

      The Company is involved in various legal proceedings, which arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the resolution of these proceedings should not have a material adverse effect on its financial position or results of operations.

13.   STOCK OPTIONS

      The Company is an indirect subsidiary of Great-West Lifeco Inc. (Lifeco). Lifeco has a stock option plan (the Lifeco plan) that provides for the granting of options for common shares of Lifeco to certain officers and employees of Lifeco and its subsidiaries, including the Company. Options may be awarded at no less than the market price on the date of the grant. Termination of employment prior to vesting results in forfeiture of the options, unless otherwise determined by a committee that administers the Lifeco plan. As of December 31, 1998, 1997 and 1996, stock available for award under the Lifeco plan aggregated 1,424,400, 3,440,000 and 6,244,000 shares.

      The plan provides for the granting of options with varying terms and vesting requirements. The basic options under the plan become exercisable twenty percent per year commencing on the first anniversary of the grant and expire ten years from the date of grant. Options granted in 1997 and 1998 totaling 1,832,000 and 278,000, respectively, become exercisable if certain long-term cumulative financial targets are attained. If exercisable, the exercise period runs from April 1, 2002 to June 26, 2007. Additional options granted in 1998 totaling 380,000 become exercisable if certain sales or financial targets are attained. During 1998, 30,000 of these options vested and accordingly, the Company recognized compensation expense of $116. If exercisable, the exercise period runs from the date that the particular options become exercisable until January 27, 2008.

      The following table summarizes the status of, and changes in, Lifeco options outstanding and the weighted-average exercise price (WAEP) for the years ended December 31. As the options granted relate to Canadian stock, the values, which are presented in U.S. dollars, will fluctuate as a result of exchange rate fluctuations:




                                        1998                    1997                    1996
                                ----------------------  ----------------------  ----------------------
                                  Options      WAEP      Options       WAEP      Options       WAEP
                                ------------  --------  -----------   --------  -----------  ---------
       Outstanding, Jan. 1,      5,736,000  $    7.71   4,104,000  $    6.22            0  $    .00
         Granted                   988,000      13.90   1,932,000      10.82    4,104,000      6.62
         Exercised                  99,176       6.33      16,000       5.95            0       .00
         Expired or canceled        80,000      13.05     284,000       6.12            0       .00
                                ============  ========  ===========   ========  ===========  =========
       Outstanding, Dec. 31,     6,544,824       8.07   5,736,000       7.71    4,104,000      6.22
                                ============  ========  ===========   ========  ===========  =========

       Options exercisable
         at year-end             1,652,424  $    5.72     760,800  $    5.96            0  $    .00
                                ============  ========  ===========   ========  ===========  =========

       Weighted average fair
       value of options
       granted during year    $    1.18               $   2.65                $   4.46
                                ============            ===========             ===========

      The  following   table   summarizes  the  range  of  exercise  prices  for
      outstanding Lifeco common stock options at December 31, 1998:

                                          Outstanding                         Exercisable
                            ----------------------------------------  ----------------------------
                                                          Average                       Average
            Exercise                         Average      Exercise                     Exercise
          Price Range          Options        Life         Price        Options          Price
       -------------------  --------------  ----------   -----------  -------------   ------------
       $  5.54 - $  7.36      3,804,824        7.62   $      5.61       1,622,424  $     5.58
       $10.61 - $13.23        2,740,000        8.70   $     11.48          30,000  $    13.23

      Of the exercisable Lifeco options, 1,622,424 relate to basic option grants and 30,000 relate to variable grants.

      Power Financial Corporation (PFC), which is the parent corporation of Lifeco, has a stock option plan (the PFC plan) that provides for the granting of options for common shares of PFC to key employees of PFC and its affiliates. Prior to the creation of the Lifeco plan in April 1996, certain officers of the Company participated in the PFC plan. Under the PFC plan, options may be awarded at no less than the market price on the date of the grant. Termination of employment prior to vesting results in forfeiture of the options, unless otherwise determined by a committee that administers the PFC plan. As of December 31, 1998, 1997 and 1996, stock available for award under the PFC plan aggregated 4,400,800, 4,400,800 and 5,440,800 shares.

      Options granted to officers of the Company under the PFC plan become exercisable twenty percent per year commencing on the date of the grant and expire ten years from the date of grant.

      The following table summarizes the status of, and changes in, PFC options outstanding and the weighted-average exercise price (WAEP) for the years ended December 31. As the options granted relate to Canadian stock, the values, which are presented in U.S. dollars, will fluctuate as a result of exchange rate fluctuations:

                                      1998                   1997                    1996
                              ---------------------- ----------------------  ---------------------
                               Options       WAEP     Options       WAEP      Options      WAEP
                              -----------  --------- -----------   --------  -----------  --------
      Outstanding, Jan. 1,     1,076,000 $    3.05   1,329,200  $    3.14    1,436,000  $   3.17
        Exercised                720,946      3.60     253,200       2.68      106,800      2.95
                              ===========  ========= ===========   ========  ===========  ========
      Outstanding, Dec. 31,      355,054      2.89   1,076,000       3.05    1,329,200      3.14
                              ===========  ========= ===========   ========  ===========  ========

      Options exercisable
        at year-end              355,054 $    2.89   1,076,000  $    3.05    1,301,200  $   3.15
                              ===========  ========= ===========   ========  ===========  ========


      As of December 31, 1998, the PFC options outstanding have exercise prices between $2.25 and $3.44 and a weighted-average remaining contractual life of 2.99 years.

      The Company accounts for stock-based compensation using the intrinsic value method prescribed by APB No. 25, "Accounting for Stock Issued to Employees", under which compensation expenses for stock options are generally not recognized for stock option awards granted at or above fair market value. Had compensation expense for the Company's stock option plan been determined based upon fair values at the grant dates for awards under the plan in accordance with SFAS No. 123, "Accounting for Stock-Based Compensation", the Company's net income, would have been reduced by $727, $608, and $257, in 1998, 1997, and 1996, respectively. The fair value of each option grant was estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumption used for those options granted in 1998, 1997, and 1996, respectively: dividend yield of 3.00%, expected volatility of 34.05%, 24.04%, and 15.61%, risk-free interest rates of 4.79%, 4.72%, and 4.67%, and expected lives of 7.5 years.

14.   SEGMENT INFORMATION

      The Company has two reportable segments: Employee Benefits and Financial Services. The Employee Benefits segment markets group life and health and 401(k) products to small and mid-sized corporate employers. The Financial Services segment markets and administers savings products to public and not-for-profit employers and individuals and offers life insurance products to individuals and businesses.

      The accounting policies of the segments are the same as those described in
      Note 1. The Company evaluates performance based on profit or loss from operations after income taxes.

      The Company's reportable segments are strategic business units that offer different products and services. They are managed separately as each segment has unique distribution channels.

      The Company's operations are not materially dependent on one or a few customers, brokers or agents.

      Summarized segment financial information for the year ended and as of December 31 was as follows:

      Year ended December 31, 1998

      Operations:

                                                   Employee         Financial         Total
                                                   Benefits         Services           U.S.
                                                 --------------   --------------   -------------
       Revenue:
          Premium income                       $     746,898   $      247,965   $      994,863
          Fee income                                 444,649           71,403          516,052
          Net investment income                       95,118          802,242          897,360
          Realized investment gains (losses)           8,145           30,028           38,173
                                                 --------------   --------------   -------------
       Total revenue                               1,294,810        1,151,638        2,446,448
       Benefits and Expenses:
          Benefits                                   590,058          872,411        1,462,469
          Operating expenses                         546,959          141,269          688,228
                                                 --------------   --------------   -------------
       Total benefits and expenses                 1,137,017        1,013,680        2,150,697

       Net operating income before income
          taxes                                      157,793          137,958          295,751
       Income taxes                                   50,678           48,158           98,836
                                                 ==============   ==============   =============
       Net income                              $     107,115   $       89,800   $      196,915
                                                 ==============   ==============   =============

       Assets:

                                                   Employee        Financial          Total
                                                   Benefits        Services           U.S.
                                                ---------------  --------------   --------------
       Investment assets                      $   1,434,691    $  12,235,845   $   13,670,536
       Separate account assets                    5,704,313        4,395,230       10,099,543
       Other assets                                 567,126          785,940        1,353,066
                                                ===============  ==============   ==============
       Total assets                           $   7,706,130    $  17,417,015   $   25,123,145
                                                ===============  ==============   ==============

      Year ended December 31, 1997

      Operations:
                                                    Employee        Financial         Total
                                                    Benefits         Services          U.S.
                                                  --------------   -------------   -------------
       Revenue:
          Premium income                       $      465,143   $      368,036  $      833,179
          Fee income                                  358,005           62,725         420,730
          Net investment income                       100,067          781,606         881,673
          Realized investment gains (losses)            3,059            6,741           9,800
                                                  --------------   -------------   -------------
       Total revenue                                  926,274        1,219,108       2,145,382
       Benefits and Expenses:
          Benefits                                    371,333        1,013,717       1,385,050
          Operating expenses                          427,969          123,756         551,725
                                                  --------------   -------------   -------------
       Total benefits and expenses                    799,302        1,137,473       1,936,775

       Net operating income before income
          taxes                                       126,972           81,635         208,607
       Income taxes                                    28,726           21,121          49,847
                                                                                   -------------
                                                  ==============   =============
       Net income                              $       98,246   $       60,514  $      158,760
                                                  ==============   =============

===============================================================================================================
        Assets:

                                                  Employee         Financial          Total
                                                  Benefits         Services           U.S.
                                               ---------------   --------------   --------------
       Investment assets                     $   1,346,944    $   11,859,038   $   13,205,982
       Separate account assets                   4,533,516         3,313,935        7,847,451
       Other assets                                355,764           668,518        1,024,282
                                               ===============   ==============   ==============
       Total assets                          $   6,236,224    $   15,841,491   $   22,077,715
                                               ===============   ==============   ==============

      Year ended December 31, 1996

      Operations:
                                                   Employee         Financial         Total
                                                   Benefits         Services           U.S.
                                                ---------------   --------------   -------------
       Revenue:
          Premium income                      $     486,565    $      342,884   $      829,449
          Fee income                                321,074            26,445          347,519
          Net investment income                      87,511           747,126          834,637
          Realized investment gains (losses)         (2,661)          (18,417)         (21,078)
                                                ---------------   --------------   -------------
       Total revenue                                892,489         1,098,038        1,990,527
       Benefits and Expenses:
          Benefits                                  406,143           949,821        1,355,964
          Operating expenses                        368,258           101,358          469,616
                                                ---------------   --------------   -------------
       Total benefits and expenses                  774,401         1,051,179        1,825,580

       Net operating income before income
          taxes                                     118,088            46,859          164,947
       Income taxes                                  22,874             7,498           30,372
                                                ===============   ==============   =============
       Net income                             $      95,214    $       39,361   $      134,575
                                                ===============   ==============   =============


       The following table, which summarizes premium and fee income by segment, represents supplemental information:

                                                      1998              1997             1996
                                                  -------------     -------------    -------------
        Premium Income
        Employee Benefits
             Group Life & Health                $  746,898        $   465,143      $   486,565
                                                  -------------     -------------    -------------
                Total Employee Benefits            746,898            465,143          486,565
                                                  -------------     -------------    -------------
        Financial Services
             Savings                                16,765             22,634           26,655
             Individual Insurance                  231,200            345,402          316,229
                                                  -------------     -------------    -------------
                Total Financial Services           247,965            368,036          342,884
                                                  -------------     -------------    -------------
             Premium income                     $  994,863        $   833,179      $   829,449
                                                  =============     =============    =============
        Fee Income
        Employee Benefits
             Group Life & Health                $  366,805        $   305,302      $   276,688
             401(k)                                 77,844             52,703           44,386
                                                  -------------     -------------    -------------
                                                  -------------     -------------    -------------
                Total Employee Benefits            444,649            358,005          321,074
                                                  -------------     -------------    -------------
                                                  -------------     -------------    -------------
         Financial Services
             Savings                                71,403             62,725           26,445
                                                  -------------     -------------    -------------
                Total Financial Services            71,403             62,725           26,445
                                                  -------------     -------------    -------------
                                                  =============     =============    =============
             Fee income                         $  516,052        $   420,730      $   347,519
                                                  =============     =============    =============

            XIV



          Part C




          PART C
     OTHER INFORMATION

Item 24. Financial Statements and Exhibits

                  (a)
Financial Statements

               The financial statements for Retirement Plan Series Account for the years ended December 31, 1998 and 1997 as well as the financial statements for Great-West Life & Annuity Insurance Company for the years ended December 31, 1998, 1997 and 1996 are included in Part B.

                  (b)
Exhibits

                           Exhibits (1), (2), (3), and (6) are  incorporated  by
                           reference  to  Registrant's   Form  N-4  Registration
                           Statement filed September
                           13,
                           1994.

(4) Exhibit 4 is incorporated by reference to Registrant's registration statement filed on May 6, 1998.

     (5) Exhibit 5 is incorporated by reference to Registrant's registration statement filed on May 6, 1998. (7) Not applicable (8) Not applicable
          (9) Exhibit 9 is incorporated by reference to Registrant's registration statement dated September 13, 1994. (10) (a) Written Consent of Jorden Burt Boros Cicchetti Berenson & Johnson, LLP.

               (b) Written Consent of Deloitte & Touche LLP.

           Not Applicable

(12)     Not Applicable

(13) Exhibit 13 is incorporated by reference to Registrant's Post-Effective Amendment No. 3 to its Registration Statement dated April 24, 1997.


Item 25. Directors and
Officers of the Depositor


Position and Offices
Name
Principal Business Address
with Depositor

James Balog
2205 North Southwinds
Vero Beach, Florida  39263
Boulevard
Director


James W. Burns, O.C.
(4)
Director

Orest T. Dackow
(3)
Director

Andre Desmarais
(4)
Director

Paul Desmarais, Jr.
(4)
Director

Robert G. Graham
574 Spoonbill Drive
Sarasota, FL 34236
Director


Robert Gratton
(5)
Chairman

N. Berne Hart
2552 East Alameda Avenue
Denver, Colorado  80209
Director



Kevin P. Kavanagh
(1)
Director

William Mackness
61 Waterloo Street
Winnipeg, Manitoba  R3N 0S3
Director



William T. McCallum
(3) Director, President and Chief Executive Officer

Jerry E.A. Nickerson
H.B. Nickerson & Sons
Limited  Director

P.O. Box 130

275 Commercial Street

North Sydney, Nova Scotia B2A 3M2

P. Michael Pitfield, P.C.,
Q.C.              (4)
Director

Michel Plessis-Belair,
F.C.A.            (4)
Director

Brian E. Walsh
Trinity L.P.
Director
115 Putnam Ave.
Greenwich, Connecticut
06830

John A. Brown (3) Senior Vice President, Sales,

 Financial Services

Donna A. Goldin

 (2) Executive Vice President and Chief Operating Officer, One Corporation

Mitchell T. Graye

(3) Executive Vice President and Chief Financial Officer

     John T. Hughes (3) Senior Vice President, Chief

     Investment Officer

D.       Craig Lennox
     (3)
     Senior Vice President,

General Counsel and
Secretary

     Dennis Low (3) Executive Vice President,
       Financial Services

          Alan D. MacLennan (2) Executive Vice President,
           Employee Benefits

               Steve H. Miller (2) Senior Vice President,
                 Employee Benefits Sales

James D. Motz (2) Executive Vice President,

Employee Benefits

Charles P. Nelson (3) Senior Vice President,

Public/Nonprofit Markets

Marty Rosenbaum (2) Senior Vice President,
Employee Benefits
Operations

Greg E. Seller (3) Senior Vice President, Major Accounts

Robert K. Shaw (3) Senior Vice President, Individual Markets

Douglas L. Wooden (3) Executive Vice President, Financial Services



----------------------------------------

(1)      100 Osborne
Street North, Winnipeg,
Manitoba, Canada  R3C 3A5.

(2)      8505 East Orchard
Road, Englewood, Colorado
80111.

(3)      8515 East Orchard
Road, Englewood, Colorado
80111.
(4)      Power Corporation
of Canada, 751 Victoria
Square, Montreal, Quebec,
Canada H2Y 2J3.
(5)      Power Financial
Corporation, 751 Victoria
Square, Montreal, Quebec,
Canada H2Y 2J3.

Item 26. Persons controlled by or under common control with the Depositor or Registrant

                            ORGANIZATIONAL CHART

Power Corporation of Canada
    100% - 2795957 Canada Inc.
    100% - 171263 Canada Inc.
    67.7% - Power Financial Corporation
    81.2% - Great-West Lifeco Inc.
             99.5%    - The  Great-West  Life  Assurance  Company  100% -  GWL&A
                      Financial (Nova Scotia) Inc.
                              100% - GWL&A Financial Inc.
                                       100% - Great-West Life & Annuity Insurance Company
                                                100% - First Great-West Life & Annuity Insurance Company
                                                100% - GW Capital Management, LLC
                                                         100% - Orchard Capital Management, LLC
                                                         100% - Greenwood Investments, Inc.
                                                100% - Financial Administrative Services Corporation
                             100% - One Corporation
                                                         100% - One Health Plan of Arizona, Inc.
                                                         100% - One Health Plan of Illinois, Inc.
                                                         100% - One Health Plan of Texas, Inc.
                                                         100% - One Health Plan of California, Inc.
                                                         100% - One Health Plan of Colorado, Inc.
                                                         100% - One Health Plan of Georgia, Inc.
                                                         100% - One Health Plan of North Carolina, Inc.
                                                         100% - One Health Plan of South Carolina, Inc.
                                                         100% - One Health Plan of Washington, Inc.
                                                         100% - One Health Plan of Ohio, Inc.
                                                         100% - One Health Plan of Tennessee, Inc.
                                                         100% - One Health Plan of Oregon, Inc.
                                                         100% - One Health Plan of Florida, Inc.
                                                         100% - One Health Plan of Indiana, Inc.
                                                         100% - One Health Plan of Massachusetts, Inc.
                                                         100% - One Health Plan of Maine, Inc.
                                                         100% - One Health Plan of New Jersey, Inc.
                                                         100% - One Health Plan of New Hampshire, Inc.
                                                         100% - One Health Plan of Pennsylvania, Inc.
                                                         100% - One Health Plan, Inc. (Vermont)
                                                         100% - One Orchard Equities, Inc.
                                                100% - Great-West Benefit Services, Inc.
                                                100% - Benefits Communication Corporation
                                                         100%   -   BenefitsCorp
                                                Equities,   Inc.   95%  -  Maxim
                                                Series   Fund,   Inc.*   100%  -
                                                Greenwood  Property  Corporation
                                                100% - GWL Properties Inc.
                                                         100% - Great-West Realty Investments Inc.
                                                         50% - Westkin Properties, Ltd.
                                                92% - Orchard Series Fund**

    * New England Life Insurance Company - 5%
    ** New England Life Insurance Company - 8%

Item 27. Number of
Contract Owners


                  As of February 28, 1999, there were 2,957 Contract Owners.


Item 28. Indemnification

Provisions exist under the Colorado General Corporation Code and the Bylaws of GWL&A whereby GWL&A may indemnify a director, officer, or controlling person of GWL&A against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

    Colorado Business
      Corporation Act

Article 109 -
INDEMNIFICATION

Section 7-109-101.
                  Definitions.

                  As used
in this Article:

                  (1) "Corporation" includes any domestic or foreign entity that is a predecessor of the corporation by reason of a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

                  (2) "Director" means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation's request as a director, officer, partner, trustee, employee, fiduciary or agent of another domestic or foreign corporation or other person or employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation's request if his or her duties to the corporation also impose duties on or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan.

                    (3) "Expenses" includes counsel fees.

                    (4) "Liability" means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.

                  (5) "Official capacity" means, when used with respect to a director, the office of director in the corporation and, when used with respect to a person other than a director as contemplated in Section 7-109-107, means the office in the corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. "Official capacity" does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

                  (6) "Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

                  (7) "Proceeding" means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

     Section 7-109-102. Authority to indemnify directors.

                  (1) Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to the proceeding because the person is or was a director against liability incurred in any proceeding if:


                    (a) The person conducted himself or herself in good faith;


                    (b) The person reasonably believed:


                                    (I) In the case of conduct in an official capacity with the corporation, that his or her conduct was in the corporation's best interests; or


                                    (II) In all other cases, that his or her conduct was at least not opposed to the corporation's best interests; and


                           (c) In the case of any criminal proceeding, the person had no reasonable cause to believe his or her conduct was unlawful.

                  (2)
                  A director's conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph
                  (II) of paragraph (b) of subsection (1) of this section.
                  A director's conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph (a) of subsection (1) of this section.

                  (3)
                  The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

                  (4) A corporation may not indemnify a director under this section:


                           (a) In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or


                           (b) In connection with any proceeding charging that the director derived an improper personal benefit, whether or not involving action in his official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.

                  (5) Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.

Section 7-109-103.
Mandatory Indemnification
of Directors.

                  Unless limited by the articles of incorporation, a corporation shall be required to indemnify a person who is or was a director of the corporation and who was wholly successful, on the merits or otherwise, in defense of any proceeding to which he was a party, against reasonable expenses incurred by him in connection with the proceeding.

Section 7-109-104.
Advance of Expenses to
Directors.

                  (1)
                  A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:


                           (a) The director furnishes the corporation a written affirmation of his good-faith belief that he has met the standard of conduct described in Section 7-109-102;


                           (b) The director furnishes the corporation a written undertaking, executed personally or on the director's behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and


                           (c)
                           A determination is made that the facts then know to those making the determination would not preclude indemnification under this article.

                  (2)
                  The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director, but need not be secured and may be accepted without reference to financial ability to make repayment.

                  (3) Determinations and authorizations of payments under this section shall be made in the manner specified in Section 7-109-106.



Section 7-109-105.
Court-Ordered
Indemnification of
Directors.

                    (1) Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:


                    (a) If it determines the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification.


                    (b) If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable in the circumstances described in
                    Section 7-109-102 (4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described Section 7-109-102 (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

                    Section   7-109-106.   Determination  and  Authorization  of
                    Indemnification of Directors.

                  (1)
                  A corporation may not indemnify a director under Section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in Section 7-109-102.
                  A corporation  shall not advance  expenses to a director under
                  Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by Section 7-109-104(1)(a) and (1)(b) are received and the determination required by Section 7-109-104(1)(c) has been made.

                  (2)
                  The determinations required to be made subsection (1) of this section shall be made:


                           (a) By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum.


                           (b) If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

                    (3) If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection
                    (1) of this section shall be made:


                           (a) By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or


                    (b) By the shareholders.

                    (4) Authorization of indemnification and evaluation as to reasonableness of expenses shall be made in the same manner as the determination that indemnification is permissible; except that, if the determination that indemnification is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.

                    Section 7-109-107. Indemnification of Officers, Employees, Fiduciaries, and Agents.

(1) Unless otherwise provided in the articles of incorporation:


(a) An officer is entitled to mandatory indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;


                           (b) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as a director; and


                           (c) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.



Section 7-109-108.
Insurance.

         A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation and who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of any other domestic or foreign corporation or other person or of an employee benefit plan against any liability asserted against or incurred by the person in that capacity or arising out of his or her status as a director, officer, employee, fiduciary, or agent whether or not the corporation would have the power to indemnify the person against such liability under the Section 7-109-102, 7-109-103 or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the laws of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.

Section 7-109-109.
Limitation of
Indemnification of
Directors.

                  (1)
                  A provision concerning a corporation's indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

                  (2) Sections 7-109-101 to 7-109-108 do not limit a corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

Section 7-109-110.  Notice
to Shareholders of
Indemnification of
Director.

         If a corporation indemnifies or advances expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders' meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.






      Bylaws of GWL&A

Article II, Section 11.
Indemnification of
Directors.

     (1) In this section, the following terms shall have the following meanings:

     (a) "expenses" means reasonable expenses incurred in a legal proceeding, including expenses of investigation and preparation, expenses in connection with an appearance as a witness, and fees and disbursement of counsel, accountants or other experts;

     (b) "liability" means an obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty or fine;

     (c) "party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding;

          (d) "proceeding" means any threatened, pending or completed action, suit, or proceeding whether civil, criminal, administrative or investigative, and whether formal or informal.

               (2) Subject to applicable law, if any person who is a director, officer or employee of the corporation is made a party to a proceeding because the person is or was a director, officer or employee of the corporation, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if, with respect to the matter(s) giving rise to the proceeding:

                    (a)  the person conducted  himself or herself in good faith;
                         and

(b) the person reasonably believed that his or her conduct was in the corporation's best interests; and

(c) in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and

(d) if the person is or was an employee of the corporation, the person acted in the ordinary course of the person's employment with the corporation.

(3) Subject to applicable law, if any person who is or was serving as a director, officer or employee of another company or entity at the request of the corporation is made a party to a proceeding because the person is or was serving as a director, officer or employee of the other company or entity, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if:

(i) the person is or was appointed to serve at the request of the corporation as a director, officer or employee of the other company or entity in accordance with Indemnification Procedures approved by the Board of Directors of the corporation; and

(ii) with respect to the matter(s) giving rise to the proceeding:

(a)  the person conducted himself or herself in good faith; and

     (b) the person reasonably believed that his or her conduct was at least not opposed to the corporation's best interests; and

     (c) in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and

     (d) if the person is or was an employee of the other company or entity, the person acted in the ordinary course of the person's employment with the other company or entity.

Item 29. Principal
Underwriter

                  (a)
Orchard Series Fund

                  (b)
Directors and Officers of
One Orchard.


Position and Offices
Name
Principal Business Address
with Underwriter

Steven H. Miller
8505 E. Orchard Road
President and
Englewood, Colorado 80111  Director

Alan D. Mac Lennan
8505 E. Orchard Road
Director
Englewood, Colorado 80111

Stanley Kenyon
Bldg. 400, Suite 1200
Director
1000 Abernathy Road
Atlanta, GA 30328

Glen R. Derback
8515 E. Orchard Road
Treasurer
Englewood, Colorado 80111

Beverly A. Byrne
8515 E. Orchard Road
Secretary
Englewood, Colorado 80111



Name of Principal    Net   Underwriting       Compensation         Commissions   Brokerage
                                                                                   Compensation
Underwriter          Discounts  and           on Redemption
                    Commissions
One Orchard
                         -0-                    -0-                  -0-                  -0-



Item 30. Location of
Accounts and Records

         All accounts,  books, or other  documents  required to be maintained by
Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through GWL&A, 8515 E. Orchard Road, Englewood, Colorado 80111.

Item 31. Management
Services

                  Not Applicable.

Item 32. Undertakings

                  (a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

                  (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

                  (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

     (d) GWL&A represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GWL&A.

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

        SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all the requirements for effectiveness pursuant to Rule 485(b) and has duly caused this Post-Effective Amendment No. 7 to its Registration Statement on Form N-4 to be signed on its behalf, in the City of Englewood, State of Colorado, on this 29th day of April, 1999.



      RETIREMENT       PLAN
SERIES ACCOUNT

      (Registrant)




      By:  /s/  William T. McCallum


 William    T.    McCallum,President and
 Chief  Executive   Officer of Great-West
 Life &  Annuity  Insurance Company


GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

      (Depositor)




      By:         /s/ William T. McCallum

 William    T.    McCallum,
President and Chief Executive Officer

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities with Great-West Life & Annuity Insurance Company and on the dates indicated:

Signature and Title
 Date



/s/ Robert Gratton


April 29, 1999

Director  and  Chairman  of
the Board
(Robert Gratton)



 /s/ William T. McCallum


April 29, 1999

Director,   President   and
Chief
Executive  Officer (William
T. McCallum)


Signature and Title
Date



 /s/   Glen   Ray  Derback

April 29, 1999

Vice      President     and
Controller
(Glen Ray Derback)



         /s/ James Balog
*

April 29, 1999
Director, (James Balog)



         /s/   James   W.  Burns*

April 29, 1999
Director, (James W. Burns)




         /s/   Orest   T.  Dackow*


April 29, 1999
Director, (Orest T. Dackow)




-------------------------------
_______, 1999
Director, (Andre Desmarais)



         /s/      Paul     Desmarais, Jr.    *


April 29, 1999
Director,  (Paul Desmarais,

Jr.)



         /s/   Robert  G.  Graham*


April 29, 1999
Director,     (Robert    G.

Graham)



         /s/ N. Berne Hart*


April 29, 1999
Director, (N. Berne Hart)




Signature and Title
Date


         /s/   Kevin   P.  Kavanagh*

April 29, 1999
Director,     (Kevin     P.

Kavanagh)



         /s/    William    Mackness*


April 29, 1999

Director, (William  Mackness)



         /s/  Jerry  Edgar Alan Nickerson*

April 29, 1999

Director,    (Jerry   Edgar Alan Nickerson)



         /s/  P.  Michael  Pitfield*

April 29, 1999
Director,    (P.    Michael

Pitfield)




_______, 1999
Director,           (Michel Plessis-Belair)



         /s/   Brian   E.  Walsh*

April 29, 1999
Director, (Brian E. Walsh)




By:      /s/ D.C. Lennox


April             29, 1999 D.C.

Lennox

*Attorney-in-fact pursuant to Powers of Attorney filed with the Registration Statement on September 13, 1994 and Post-Effective Amendment No. 2 to this Registration Statement.